UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 5.4%
2,104	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.007%, 12/27/22 (e)	2,119
	AH Mortgage Advance Co., Ltd., (Cayman Islands),
2,588	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,601
4,725	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	4,796
	AH Mortgage Servicer Advance Revolving Trust 1,
2,152	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	2,160
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,667
	AH Mortgage Servicer Advance Revolving Trust 2, (Cayman Islands),
3,628	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,669
880	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	881
	Ally Auto Receivables Trust,
689	Series 2010-3, Class A3, 1.110%, 10/15/14	690
677	Series 2010-3, Class A4, 1.550%, 08/17/15	685
179	Series 2010-4, Class A3, 0.910%, 11/17/14	180
491	Series 2011-1, Class A3, 1.380%, 01/15/15	494
1,418	Series 2012-1, Class A3, 0.930%, 02/16/16	1,427
980	Series 2012-2, Class A3, 0.740%, 04/15/16	984
1,250	Series 2012-3, Class A2, 0.700%, 01/15/15	1,253
1,123	Series 2012-3, Class A3, 0.850%, 08/15/16	1,130
1,642	Series 2012-4, Class A2, 0.480%, 05/15/15	1,642
1,843	Series 2012-5, Class A2, 0.450%, 07/15/15	1,842
	American Credit Acceptance Receivables Trust,
1,098	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,099
1,409	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	1,409
	AmeriCredit Automobile Receivables Trust,
509	Series 2010-3, Class A3, 1.140%, 04/08/15	511
304	Series 2010-4, Class A3, 1.270%, 04/08/15	305
343	Series 2011-1, Class A3, 1.390%, 09/08/15	345
594	Series 2011-3, Class A2, 0.840%, 11/10/14	594
207	Series 2011-4, Class A2, 0.920%, 03/09/15	207
1,414	Series 2011-4, Class A3, 1.170%, 05/09/16	1,423
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,211
961	Series 2012-1, Class A2, 0.910%, 10/08/15	963
235	Series 2012-1, Class A3, 1.230%, 09/08/16	237
123	Series 2012-2, Class A3, 1.050%, 10/11/16	124
600	Series 2012-3, Class A2, 0.710%, 12/08/15	601
361	Series 2012-3, Class A3, 0.960%, 01/09/17	363
400	Series 2012-4, Class A2, 0.490%, 04/08/16	400
1,000	Series 2012-5, Class A2, 0.510%, 01/08/16	1,000
290	Series 2012-5, Class A3, 0.620%, 06/08/17	290
839	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	839
	Bank of America Auto Trust,
385	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	388
589	Series 2012-1, Class A3, 0.780%, 06/15/16	591
660	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.578%, 04/25/36	578
622	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	624
1,419	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,432
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	719

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
2,108	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	2,108
	CarMax Auto Owner Trust,
85	Series 2010-1, Class A3, 1.560%, 07/15/14	86
979	Series 2011-1, Class A3, 1.290%, 09/15/15	984
885	Series 2011-1, Class A4, 2.160%, 09/15/16	911
1,350	Series 2011-3, Class A3, 1.070%, 06/15/16	1,361
415	Series 2012-3, Class A2, 0.430%, 09/15/15	415
285	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	285
528	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	536
1,801	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,737
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,093
1,442	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.398%, 02/25/46 (e) (i)	1,335
481	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.587%, 12/25/33	439
	CNH Equipment Trust,
477	Series 2010-C, Class A3, 1.170%, 05/15/15	479
838	Series 2011-A, Class A3, 1.200%, 05/16/16	843
747	Series 2011-A, Class A4, 2.040%, 10/17/16	768
1,188	Series 2012-A, Class A2, 0.650%, 07/15/15	1,190
920	Series 2012-A, Class A3, 0.940%, 05/15/17	927
949	Series 2012-C, Class A2, 0.440%, 02/16/16	949
832	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.808%, 10/25/34	667
	CPS Auto Receivables Trust,
1,328	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,388
714	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	716
3,827	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,841
2,331	CPS Auto Trust, Series 2012-C, Class A, 1.820%, 12/16/19 (e)	2,332
	Credit Acceptance Auto Loan Trust,
1,300	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	1,317
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	568
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,513
322	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.223%, 01/25/36	200
	Discover Card Master Trust,
1,040	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,070
813	Series 2012-A1, Class A1, 0.810%, 08/15/17	820
1,442	Exeter Automobile Receivables Trust, Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	1,447
180	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.308%, 12/25/36	176
1,000	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	1,002
551	Flagship Credit Auto Trust, Series 2012-1, Class A, 1.860%, 01/15/15 (e)	551
267	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	267
	Ford Credit Auto Owner Trust,
289	Series 2009-B, Class A4, 4.500%, 07/15/14	292
1,754	Series 2012-A, Class A3, 0.840%, 08/15/16	1,765
600	Series 2012-B, Class A3, 0.720%, 12/15/16	602
913	Series 2012-D, Class A2, 0.400%, 09/15/15	913
659	Series 2012-D, Class A3, 0.510%, 04/15/17	659
2,448	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	2,515
	Freedom Trust,
395	Series 2011-1, Class A13, VAR, 0.373%, 11/30/37 (e) (i)	387
952	Series 2011-2, Class A11, VAR, 3.703%, 08/01/46 (e)	961

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
	GE Equipment Midticket LLC,
800	Series 2012-1, Class A3, 0.600%, 05/23/16	801
360	Series 2012-1, Class A4, 0.780%, 09/22/20	361
562	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	562
384	GE Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	355
240	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	240
	HLSS Servicer Advance Receivables Backed Notes,
1,954	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,959
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,575
	Honda Auto Receivables Owner Trust,
550	Series 2011-1, Class A4, 1.800%, 04/17/17	560
809	Series 2012-1, Class A3, 0.770%, 01/15/16	813
388	Series 2012-1, Class A4, 0.970%, 04/16/18	392
413	Series 2012-2, Class A3, 0.700%, 02/16/16	415
	HSBC Home Equity Loan Trust USA,
1,090	Series 2006-1, Class A1, VAR, 0.367%, 01/20/36	1,074
303	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	304
2,041	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	2,008
	Huntington Auto Trust,
259	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	259
1,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	1,005
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,015
692	Series 2012-1, Class A3, 0.810%, 09/15/16	696
687	Series 2012-2, Class A2, 0.380%, 09/15/15	687
	Hyundai Auto Receivables Trust,
330	Series 2010-B, Class A3, 0.970%, 04/15/15	331
710	Series 2010-B, Class A4, 1.630%, 03/15/17	724
437	Series 2011-A, Class A3, 1.160%, 04/15/15	439
520	Series 2011-A, Class A4, 1.780%, 12/15/15	530
734	Series 2011-B, Class A3, 1.040%, 09/15/15	739
824	Series 2011-B, Class A4, 1.650%, 02/15/17	841
865	Series 2012-A, Class A3, 0.720%, 03/15/16	868
235	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.407%, 03/25/36	142
	John Deere Owner Trust,
475	Series 2011-A, Class A3, 1.290%, 01/15/16	477
355	Series 2011-A, Class A4, 1.960%, 04/16/18	363
1,079	Series 2012-B, Class A2, 0.430%, 02/17/15	1,080
581	Series 2012-B, Class A4, 0.690%, 01/15/19	583
171	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	171
1,061	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.557%, 07/25/34 (e)	1,046
	Long Beach Mortgage Loan Trust,
438	Series 2006-8, Class 2A2, VAR, 0.298%, 09/25/36	189
631	Series 2006-WL2, Class 2A3, VAR, 0.407%, 01/25/36	522
2,420	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	2,419
1,328	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.458%, 03/25/32	1,240
	Mercedes-Benz Auto Receivables Trust,
144	Series 2010-1, Class A3, 1.420%, 08/15/14	144
413	Series 2012-1, Class A2, 0.370%, 03/16/15	413
1,199	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,196
3,100	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,139
1,126	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.559%, 12/07/20	1,129

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	1,026
468	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	473
938	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	938
	Nissan Auto Receivables Owner Trust,
338	Series 2010-A, Class A3, 0.870%, 07/15/14	339
450	Series 2010-A, Class A4, 1.310%, 09/15/16	454
672	Series 2012-A, Class A3, 0.730%, 05/16/16	675
333	Series 2012-A, Class A4, 1.000%, 07/16/18	337
1,572	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.833%, 10/25/34	1,537
	PennyMac Loan Trust,
438	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (i)	438
1,248	Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,248
3,000	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.507%, 03/25/36	2,649
188	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	188
299	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	146
2,007	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	2,011
	Resort Finance Timeshare Receivables Trust,
4,156	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	4,156
2,646	Series 2012-2, 5.750%, 09/05/18 (i)	2,646
2,195	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	2,216
	Santander Drive Auto Receivables Trust,
129	Series 2010-3, Class A3, 1.200%, 06/16/14	129
700	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	717
306	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	308
647	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	650
1,399	Series 2012-1, Class A2, 1.250%, 04/15/15	1,405
411	Series 2012-1, Class A3, 1.490%, 10/15/15	415
662	Series 2012-2, Class A2, 0.910%, 05/15/15	664
427	Series 2012-2, Class A3, 1.220%, 12/15/15	431
269	Series 2012-3, Class A3, 1.080%, 04/15/16	271
500	Series 2012-6, Class A2, 0.470%, 09/15/15	500
333	Series 2012-6, Class A3, 0.620%, 07/15/16	333
619	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	619
642	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	643
	Stanwich Mortgage Loan Trust,
5,063	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	5,066
6,346	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	6,356
254	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.478%, 06/25/35	253
324	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	328
	Toyota Auto Receivables Owner Trust,
524	Series 2010-C, Class A3, 0.770%, 04/15/14	525
1,051	Series 2011-A, Class A3, 0.980%, 10/15/14	1,054
1,540	Series 2011-A, Class A4, 1.560%, 05/15/15	1,561
3,844	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.608%, 10/15/15 (e)	3,904
770	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	770
206	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	206
1,100	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	1,108
2,127	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	2,140

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
		VOLT LLC,
6,024		Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	6,023
5,000		Series 2012-RLF1, Class A, 3.475%, 12/25/17 (e) (i)	5,000
2,575		Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (i)	2,627
300		Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	312
1,331		Series 2012-RP3A, Class A1, VAR, 3.475%, 11/27/17	1,333
		Westgate Resorts LLC,
2,300		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	2,335
2,184		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,195
402		Westlake Automobile Receivables Trust, Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	403
		World Omni Auto Receivables Trust,
1,188		Series 2010-A, Class A4, 2.210%, 05/15/15	1,199
1,230		Series 2012-B, Class A2, 0.430%, 11/16/15	1,230

		Total Asset-Backed Securities (Cost $198,502)	200,184

Collateralized Mortgage Obligations — 31.5%
		Agency CMO — 20.5%
		Federal Home Loan Bank,
807		Series 2000-0606, Class Y, 5.270%, 12/28/12	809
1,247		Series TQ-2015, Class A, 5.065%, 10/20/15	1,338
283		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	320
		Federal Home Loan Mortgage Corp. REMICS,
26		Series 11, Class D, 9.500%, 07/15/19	27
13		Series 22, Class C, 9.500%, 04/15/20	15
21		Series 23, Class F, 9.600%, 04/15/20	23
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	2
6		Series 99, Class Z, 9.500%, 01/15/21	6
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
8		Series 1065, Class J, 9.000%, 04/15/21	10
2		Series 1079, Class S, HB,IF, 33.150%, 05/15/21	3
7		Series 1084, Class F, VAR, 1.200%, 05/15/21	7
5		Series 1084, Class S, HB,IF, 44.100%, 05/15/21	9
17		Series 1116, Class I, 5.500%, 08/15/21	18
16		Series 1144, Class KB, 8.500%, 09/15/21	18
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB,IF, 1,169.001%, 01/15/22	12
17		Series 1250, Class J, 7.000%, 05/15/22	21
27		Series 1343, Class LA, 8.000%, 08/15/22	32
34		Series 1343, Class LB, 7.500%, 08/15/22	40
57		Series 1370, Class JA, VAR, 1.400%, 09/15/22	57
58		Series 1455, Class WB, IF, 4.550%, 12/15/22	64
270		Series 1466, Class PZ, 7.500%, 02/15/23	311
5		Series 1470, Class F, VAR, 2.038%, 02/15/23	5
294		Series 1498, Class I, VAR, 1.400%, 04/15/23	294
409		Series 1502, Class PX, 7.000%, 04/15/23	469
54		Series 1505, Class Q, 7.000%, 05/15/23	62
121		Series 1518, Class G, IF, 8.794%, 05/15/23	151
41		Series 1541, Class M, HB,IF, 23.397%, 07/15/23	63
111		Series 1541, Class O, VAR, 1.040%, 07/15/23	113
11		Series 1570, Class F, VAR, 2.538%, 08/15/23	12
390		Series 1573, Class PZ, 7.000%, 09/15/23	447
262		Series 1591, Class PV, 6.250%, 10/15/23	292
4		Series 1595, Class D, 7.000%, 10/15/13	4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17	Series 1596, Class D, 6.500%, 10/15/13	17
27	Series 1602, Class SA, HB,IF, 21.938%, 10/15/23	47
4	Series 1607, Class SA, HB,IF, 20.965%, 10/15/13	4
1,132	Series 1608, Class L, 6.500%, 09/15/23	1,276
206	Series 1609, Class LG, IF, 16.792%, 11/15/23	241
621	Series 1638, Class H, 6.500%, 12/15/23	702
498	Series 1642, Class PJ, 6.000%, 11/15/23	569
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	20
18	Series 1686, Class SH, IF, 18.675%, 02/15/24	28
174	Series 1695, Class EB, 7.000%, 03/15/24	200
34	Series 1699, Class FC, VAR, 0.850%, 03/15/24	35
185	Series 1700, Class GA, PO, 02/15/24	170
478	Series 1706, Class K, 7.000%, 03/15/24	552
16	Series 1709, Class FA, VAR, 0.940%, 03/15/24	16
53	Series 1745, Class D, 7.500%, 08/15/24	61
1,100	Series 1760, Class ZD, VAR, 1.290%, 02/15/24	1,152
378	Series 1798, Class F, 5.000%, 05/15/23	412
7	Series 1807, Class G, 9.000%, 10/15/20	7
109	Series 1829, Class ZB, 6.500%, 03/15/26	123
4	Series 1844, Class E, 6.500%, 10/15/13	4
107	Series 1863, Class Z, 6.500%, 07/15/26	121
39	Series 1865, Class D, PO, 02/15/24	31
76	Series 1890, Class H, 7.500%, 09/15/26	90
221	Series 1899, Class ZE, 8.000%, 09/15/26	259
12	Series 1935, Class FL, VAR, 0.950%, 02/15/27	12
162	Series 1963, Class Z, 7.500%, 01/15/27	190
24	Series 1970, Class PG, 7.250%, 07/15/27	28
248	Series 1981, Class Z, 6.000%, 05/15/27	271
115	Series 1987, Class PE, 7.500%, 09/15/27	135
281	Series 2019, Class Z, 6.500%, 12/15/27	317
1	Series 2025, Class PE, 6.300%, 01/15/13	1
83	Series 2033, Class SN, HB,IF, 26.769%, 03/15/24	55
225	Series 2038, Class PN, IO, 7.000%, 03/15/28	50
454	Series 2040, Class PE, 7.500%, 03/15/28	533
76	Series 2043, Class CJ, 6.500%, 04/15/28	87
357	Series 2054, Class PV, 7.500%, 05/15/28	420
16	Series 2055, Class OE, 6.500%, 05/15/13	16
673	Series 2075, Class PH, 6.500%, 08/15/28	770
756	Series 2075, Class PM, 6.250%, 08/15/28	781
223	Series 2086, Class GB, 6.000%, 09/15/28	242
300	Series 2089, Class PJ, IO, 7.000%, 10/15/28	66
1,012	Series 2095, Class PE, 6.000%, 11/15/28	1,141
76	Series 2102, Class TC, 6.000%, 12/15/13	78
52	Series 2102, Class TU, 6.000%, 12/15/13	54
211	Series 2115, Class PE, 6.000%, 01/15/14	215
322	Series 2125, Class JZ, 6.000%, 02/15/29	357
74	Series 2132, Class SB, HB,IF, 29.631%, 03/15/29	137
45	Series 2134, Class PI, IO, 6.500%, 03/15/19	6
6	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
412	Series 2136, Class PG, 6.000%, 03/15/29	463
113	Series 2141, Class IO, IO, 7.000%, 04/15/29	22
94	Series 2163, Class PC, IO, 7.500%, 06/15/29	19
1,133	Series 2169, Class TB, 7.000%, 06/15/29	1,326
487	Series 2172, Class QC, 7.000%, 07/15/29	570
466	Series 2176, Class OJ, 7.000%, 08/15/29	538
260	Series 2201, Class C, 8.000%, 11/15/29	309
216	Series 2209, Class TC, 8.000%, 01/15/30	255

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
386	Series 2210, Class Z, 8.000%, 01/15/30	461
98	Series 2224, Class CB, 8.000%, 03/15/30	118
227	Series 2230, Class Z, 8.000%, 04/15/30	268
193	Series 2234, Class PZ, 7.500%, 05/15/30	228
159	Series 2247, Class Z, 7.500%, 08/15/30	188
228	Series 2256, Class MC, 7.250%, 09/15/30	268
453	Series 2259, Class ZM, 7.000%, 10/15/30	532
10	Series 2261, Class ZY, 7.500%, 10/15/30	12
54	Series 2262, Class Z, 7.500%, 10/15/30	64
485	Series 2271, Class PC, 7.250%, 12/15/30	570
754	Series 2283, Class K, 6.500%, 12/15/23	844
234	Series 2296, Class PD, 7.000%, 03/15/31	275
74	Series 2306, Class K, PO, 05/15/24	67
174	Series 2306, Class SE, IF, IO, 8.810%, 05/15/24	38
354	Series 2313, Class LA, 6.500%, 05/15/31	406
470	Series 2325, Class PM, 7.000%, 06/15/31	514
648	Series 2344, Class QG, 6.000%, 08/15/16	687
2,696	Series 2344, Class ZD, 6.500%, 08/15/31	2,966
257	Series 2344, Class ZJ, 6.500%, 08/15/31	283
208	Series 2345, Class NE, 6.500%, 08/15/31	216
198	Series 2345, Class PQ, 6.500%, 08/15/16	203
260	Series 2351, Class PZ, 6.500%, 08/15/31	292
2,285	Series 2353, Class AZ, 6.000%, 09/15/31	2,537
250	Series 2353, Class TD, 6.000%, 09/15/16	268
219	Series 2355, Class BP, 6.000%, 09/15/16	233
141	Series 2359, Class PM, 6.000%, 09/15/16	151
970	Series 2359, Class ZB, 8.500%, 06/15/31	1,144
409	Series 2360, Class PG, 6.000%, 09/15/16	435
91	Series 2363, Class PF, 6.000%, 09/15/16	96
171	Series 2366, Class MD, 6.000%, 10/15/16	181
423	Series 2367, Class ME, 6.500%, 10/15/31	459
624	Series 2391, Class QR, 5.500%, 12/15/16	661
250	Series 2394, Class MC, 6.000%, 12/15/16	266
833	Series 2396, Class FM, VAR, 0.658%, 12/15/31	839
505	Series 2399, Class OH, 6.500%, 01/15/32	556
878	Series 2399, Class TH, 6.500%, 01/15/32	967
746	Series 2410, Class NG, 6.500%, 02/15/32	827
275	Series 2410, Class OE, 6.375%, 02/15/32	301
549	Series 2410, Class QS, IF, 18.959%, 02/15/32	822
255	Series 2410, Class QX, IF, IO, 8.442%, 02/15/32	71
590	Series 2412, Class SP, IF, 15.684%, 02/15/32	837
982	Series 2420, Class XK, 6.500%, 02/15/32	1,077
637	Series 2423, Class MC, 7.000%, 03/15/32	750
596	Series 2423, Class MT, 7.000%, 03/15/32	667
247	Series 2425, Class OB, 6.000%, 03/15/17	264
1,367	Series 2430, Class WF, 6.500%, 03/15/32	1,579
741	Series 2434, Class TC, 7.000%, 04/15/32	848
565	Series 2435, Class CJ, 6.500%, 04/15/32	651
604	Series 2436, Class MC, 7.000%, 04/15/32	704
479	Series 2444, Class ES, IF, IO, 7.742%, 03/15/32	110
319	Series 2450, Class GZ, 7.000%, 05/15/32	376
383	Series 2450, Class SW, IF, IO, 7.792%, 03/15/32	89
1,879	Series 2455, Class GK, 6.500%, 05/15/32	2,167

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
157	Series 2458, Class QE, 5.500%, 06/15/17	166
612	Series 2462, Class JG, 6.500%, 06/15/32	707
1,554	Series 2464, Class SI, IF, IO, 7.792%, 02/15/32	312
250	Series 2466, Class PG, 6.500%, 04/15/32	258
942	Series 2466, Class PH, 6.500%, 06/15/32	1,070
633	Series 2474, Class NR, 6.500%, 07/15/32	712
841	Series 2484, Class LZ, 6.500%, 07/15/32	970
1,351	Series 2500, Class MC, 6.000%, 09/15/32	1,503
97	Series 2503, Class BH, 5.500%, 09/15/17	104
428	Series 2508, Class AQ, 5.500%, 10/15/17	459
930	Series 2512, Class PG, 5.500%, 10/15/22	1,027
142	Series 2515, Class DE, 4.000%, 03/15/32	143
482	Series 2535, Class BK, 5.500%, 12/15/22	534
839	Series 2537, Class TE, 5.500%, 12/15/17	899
1,693	Series 2543, Class YX, 6.000%, 12/15/32	1,916
1,501	Series 2544, Class HC, 6.000%, 12/15/32	1,697
1,991	Series 2552, Class ME, 6.000%, 01/15/33	2,254
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,671
1,302	Series 2568, Class KG, 5.500%, 02/15/23	1,427
169	Series 2571, Class SK, HB,IF, 33.603%, 09/15/23	324
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,294
521	Series 2586, Class WI, IO, 6.500%, 03/15/33	104
1,636	Series 2587, Class WX, 5.000%, 03/15/18	1,763
1,250	Series 2596, Class QG, 6.000%, 03/15/33	1,397
56	Series 2597, Class DS, IF, IO, 7.342%, 02/15/33	2
51	Series 2599, Class DS, IF, IO, 6.792%, 02/15/33	1
64	Series 2610, Class DS, IF, IO, 6.892%, 03/15/33	1
585	Series 2611, Class UH, 4.500%, 05/15/18	612
1,038	Series 2617, Class GR, 4.500%, 05/15/18	1,105
23	Series 2619, Class HR, 3.500%, 11/15/31	23
1,381	Series 2626, Class NS, IF, IO, 6.342%, 06/15/23	100
1,238	Series 2631, Class LC, 4.500%, 06/15/18	1,311
593	Series 2636, Class Z, 4.500%, 06/15/18	626
695	Series 2637, Class SA, IF, IO, 5.892%, 06/15/18	71
74	Series 2638, Class DS, IF, 8.392%, 07/15/23	83
327	Series 2640, Class UG, IO, 5.000%, 01/15/32	9
588	Series 2640, Class UP, IO, 5.000%, 01/15/32	13
1	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
1,719	Series 2645, Class BI, IO, 4.500%, 02/15/18	54
573	Series 2650, Class PO, PO, 12/15/32	562
1,973	Series 2650, Class SO, PO, 12/15/32	1,936
888	Series 2651, Class VZ, 4.500%, 07/15/18	939
1,414	Series 2672, Class ME, 5.000%, 11/15/22	1,479
3,821	Series 2675, Class CK, 4.000%, 09/15/18	4,024
40	Series 2682, Class YS, IF, 8.682%, 10/15/33	40
9,781	Series 2684, Class PO, PO, 01/15/33	9,677
99	Series 2690, Class SJ, IF, 8.838%, 10/15/33	101
1,119	Series 2691, Class ME, 4.500%, 04/15/32	1,146
294	Series 2692, Class SC, IF, 12.871%, 07/15/33	346
1,218	Series 2695, Class DG, 4.000%, 10/15/18	1,284
10	Series 2695, Class OB, PO, 10/15/33	10
137	Series 2696, Class CO, PO, 10/15/18	136

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
24	Series 2700, Class S, IF, 8.688%, 11/15/33	24
753	Series 2702, Class PC, 5.000%, 01/15/23	791
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,265
1,352	Series 2715, Class OG, 5.000%, 01/15/23	1,403
1,852	Series 2716, Class UN, 4.500%, 12/15/23	2,016
931	Series 2720, Class PC, 5.000%, 12/15/23	1,019
1,113	Series 2744, Class PE, 5.500%, 02/15/34	1,196
1,607	Series 2744, Class TU, 5.500%, 05/15/32	1,707
87	Series 2755, Class PA, PO, 02/15/29	87
501	Series 2755, Class SA, IF, 13.784%, 05/15/30	534
578	Series 2764, Class TE, 5.000%, 10/15/32	597
766	Series 2777, Class OM, PO, 12/15/32	753
102	Series 2780, Class JG, 4.500%, 04/15/19	104
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,381
4,966	Series 2809, Class UC, 4.000%, 06/15/19	5,234
25	Series 2812, Class NO, PO, 10/15/33	25
529	Series 2827, Class XO, PO, 01/15/23	519
148	Series 2835, Class QO, PO, 12/15/32	139
444	Series 2840, Class JO, PO, 06/15/23	431
353	Series 2850, Class SN, IF, IO, 6.942%, 09/15/18	12
567	Series 2872, Class JE, 4.500%, 02/15/18	572
874	Series 2922, Class JN, 4.500%, 02/15/20	904
1,153	Series 2934, Class EC, PO, 02/15/20	1,113
59	Series 2934, Class EN, PO, 02/15/18	58
961	Series 2934, Class HI, IO, 5.000%, 02/15/20	99
955	Series 2934, Class KI, IO, 5.000%, 02/15/20	78
856	Series 2958, Class QD, 4.500%, 04/15/20	916
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,640
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,725
641	Series 2971, Class GC, 5.000%, 07/15/18	658
210	Series 2989, Class PO, PO, 06/15/23	204
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,474
107	Series 3007, Class AI, IO, 5.500%, 07/15/24	5
144	Series 3014, Class OD, PO, 08/15/35	138
1,241	Series 3047, Class OB, 5.500%, 12/15/33	1,288
944	Series 3047, Class OD, 5.500%, 10/15/35	1,170
951	Series 3049, Class XF, VAR, 0.558%, 05/15/33	955
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,783
317	Series 3068, Class AO, PO, 01/15/35	309
755	Series 3068, Class QB, 4.500%, 06/15/20	783
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,457
1,108	Series 3085, Class WF, VAR, 1.008%, 08/15/35	1,120
116	Series 3100, Class MA, VAR, 0.285%, 12/15/35	115
1,565	Series 3102, Class FB, VAR, 0.508%, 01/15/36	1,571
356	Series 3102, Class HS, HB,IF, 23.804%, 01/15/36	520
1,650	Series 3117, Class EO, PO, 02/15/36	1,590
975	Series 3117, Class OK, PO, 02/15/36	951
135	Series 3122, Class ZB, 6.000%, 03/15/36	143
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,114
356	Series 3134, Class PO, PO, 03/15/36	338
1,673	Series 3138, Class PO, PO, 04/15/36	1,609
70	Series 3149, Class SO, PO, 05/15/36	63
1,889	Series 3151, Class UC, 5.500%, 08/15/35	2,008
970	Series 3152, Class MO, PO, 03/15/36	907
274	Series 3171, Class MO, PO, 06/15/36	259

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,764	Series 3179, Class OA, PO, 07/15/36	1,696
712	Series 3194, Class SA, IF, IO, 6.892%, 07/15/36	97
1,093	Series 3211, Class SO, PO, 09/15/36	1,030
568	Series 3218, Class AO, PO, 09/15/36	536
1,700	Series 3219, Class DI, IO, 6.000%, 04/15/36	240
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,711
1,438	Series 3232, Class ST, IF, IO, 6.492%, 10/15/36	240
659	Series 3233, Class OP, PO, 05/15/36	627
1,221	Series 3242, Class NE, 5.750%, 02/15/34	1,260
687	Series 3256, Class PO, PO, 12/15/36	641
1,482	Series 3260, Class CS, IF, IO, 5.932%, 01/15/37	230
729	Series 3261, Class OA, PO, 01/15/37	692
769	Series 3274, Class JO, PO, 02/15/37	739
448	Series 3275, Class FL, VAR, 0.648%, 02/15/37	450
2,235	Series 3290, Class SB, IF, IO, 6.242%, 03/15/37	353
2,780	Series 3315, Class HZ, 6.000%, 05/15/37	3,227
1,995	Series 3316, Class GD, 5.500%, 06/15/35	2,050
172	Series 3318, Class AO, PO, 05/15/37	167
388	Series 3326, Class JO, PO, 06/15/37	373
1,096	Series 3331, Class PO, PO, 06/15/37	1,059
1,339	Series 3385, Class SN, IF, IO, 5.792%, 11/15/37	141
1,456	Series 3387, Class SA, IF, IO, 6.212%, 11/15/37	221
2,065	Series 3404, Class SC, IF, IO, 5.792%, 01/15/38	277
6,352	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	46
1,681	Series 3424, Class PI, IF, IO, 6.592%, 04/15/38	254
2,173	Series 3481, Class SJ, IF, IO, 5.642%, 08/15/38	320
2,176	Series 3505, Class SA, IF, IO, 5.792%, 01/15/39	312
2,481	Series 3511, Class SA, IF, IO, 5.792%, 02/15/39	357
1,065	Series 3549, Class FA, VAR, 1.408%, 07/15/39	1,084
898	Series 3607, Class BO, PO, 04/15/36	854
1,500	Series 3607, Class OP, PO, 07/15/37	1,400
1,004	Series 3607, Class PO, PO, 05/15/37	979
378	Series 3611, Class PO, PO, 07/15/34	358
945	Series 3621, Class BO, PO, 01/15/40	913
987	Series 3720, Class A, 4.500%, 09/15/25	1,063
3,146	Series 3739, Class LI, IO, 4.000%, 03/15/34	160
7,978	Series 3747, Class HI, IO, 4.500%, 07/15/37	592
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,126
4,207	Series 3759, Class HI, IO, 4.000%, 08/15/37	281
4,539	Series 3760, Class GI, IO, 4.000%, 10/15/37	312
412	Series 3798, Class BF, VAR, 0.508%, 06/15/24	413
1,917	Series 3804, Class FN, VAR, 0.658%, 03/15/39	1,927
5,524	Series 3819, Class ZQ, 6.000%, 04/15/36	6,455
926	Series 3852, Class QN, IF, 5.500%, 05/15/41	1,005
2,607	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,745
3,000	Series 3920, Class LP, 5.000%, 01/15/34	3,381
1,525	Series 3957, Class B, 4.000%, 11/15/41	1,641
1,865	Series 3966, Class NA, 4.000%, 12/15/41	2,027
1,564	Series 3997, Class PF, VAR, 0.658%, 11/15/39	1,572
4,458	Series 4048, Class FJ, VAR, 0.612%, 07/15/37	4,478
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	1
2,830	Series 233, Class 11, IO, 5.000%, 09/15/35	332
4,016	Series 233, Class 13, IO, 5.000%, 09/15/35	485

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
729		Series 243, Class 16, IO, 4.500%, 11/15/20	60
1,622		Series 243, Class 17, IO, 4.500%, 12/15/20	136
9,465		Series 262, Class 35, 3.500%, 07/15/42	10,239
1,983		Series 264, Class F1, VAR, 0.758%, 07/15/42	1,989
2,475		Series 267, Class F5, VAR, 0.708%, 08/15/42	2,488
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
658		Series T-41, Class 3A, VAR, 6.804%, 07/25/32	760
389		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	466
2,243		Series T-54, Class 2A, 6.500%, 02/25/43	2,670
670		Series T-54, Class 3A, 7.000%, 02/25/43	804
286		Series T-58, Class APO, PO, 09/25/43	268
639		Series T-59, Class 1AP, PO, 10/25/43	547
2,369		Series T-76, Class 2A, VAR, 3.445%, 10/25/37	2,417
		Federal National Mortgage Association,
3,000		0.000%, 12/01/22	3,068
1,669		0.000%, 01/01/43	1,684
1,108		0.000%, 01/25/53	1,221
5,000		0.000%, 01/20/63	4,997
		Federal National Mortgage Association - ACES,
3,300		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,847
1,416		Series 2011-M2, Class A2, 3.645%, 07/25/21	1,586
8,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	9,603
1,352		Series 2012-M11, Class FA, VAR, 0.712%, 08/25/19	1,364
		Federal National Mortgage Association Grantor Trust,
1,093		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,323
957		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,118
		Federal National Mortgage Association REMIC Trust,
1,139		Series 2003-W1, Class 1A1, VAR, 6.189%, 12/25/42	1,324
429		Series 2003-W1, Class 2A, VAR, 6.965%, 12/25/42	505
189		Series 2003-W4, Class 2A, VAR, 6.468%, 10/25/42	213
156		Series 2007-W7, Class 1A4, HB,IF, 37.935%, 07/25/37	271
3,206		Series 2009-W1, Class A, 6.000%, 12/25/49	3,676
		Federal National Mortgage Association REMICS,
7		Series 1988-7, Class Z, 9.250%, 04/25/18	8
18		Series 1989-70, Class G, 8.000%, 10/25/19	20
6		Series 1989-78, Class H, 9.400%, 11/25/19	7
11		Series 1989-83, Class H, 8.500%, 11/25/19	13
10		Series 1989-89, Class H, 9.000%, 11/25/19	12
11		Series 1990-1, Class D, 8.800%, 01/25/20	12
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
4		Series 1990-63, Class H, 9.500%, 06/25/20	5
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
23		Series 1990-102, Class J, 6.500%, 08/25/20	25
29		Series 1990-120, Class H, 9.000%, 10/25/20	33
3		Series 1990-134, Class SC, HB,IF, 21.272%, 11/25/20	5
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
12		Series 1991-24, Class Z, 5.000%, 03/25/21	13
1		Series 1992-101, Class J, 7.500%, 06/25/22	1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
55	Series 1992-136, Class PK, 6.000%, 08/25/22	60
47	Series 1992-143, Class MA, 5.500%, 09/25/22	52
136	Series 1992-163, Class M, 7.750%, 09/25/22	156
212	Series 1992-188, Class PZ, 7.500%, 10/25/22	243
89	Series 1993-21, Class KA, 7.700%, 03/25/23	102
152	Series 1993-25, Class J, 7.500%, 03/25/23	175
35	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	50
54	Series 1993-62, Class SA, IF, 18.111%, 04/25/23	76
28	Series 1993-165, Class SD, IF, 12.654%, 09/25/23	35
60	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	75
40	Series 1993-179, Class SB, HB,IF, 25.209%, 10/25/23	64
27	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	32
94	Series 1993-199, Class FA, VAR, 0.769%, 10/25/23	94
76	Series 1993-205, Class H, PO, 09/25/23	70
31	Series 1993-220, Class SG, IF, 15.563%, 11/25/13	33
123	Series 1993-225, Class UB, 6.500%, 12/25/23	134
41	Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	41
112	Series 1993-247, Class FE, VAR, 1.219%, 12/25/23	115
52	Series 1993-247, Class SU, IF, 11.912%, 12/25/23	71
144	Series 1993-250, Class Z, 7.000%, 12/25/23	150
58	Series 1993-257, Class C, PO, 06/25/23	58
455	Series 1994-37, Class L, 6.500%, 03/25/24	524
2,134	Series 1994-40, Class Z, 6.500%, 03/25/24	2,383
86	Series 1995-2, Class Z, 8.500%, 01/25/25	100
269	Series 1995-19, Class Z, 6.500%, 11/25/23	320
464	Series 1996-14, Class SE, IF, IO, 8.940%, 08/25/23	100
16	Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	16
46	Series 1996-59, Class J, 6.500%, 08/25/22	51
475	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	21
35	Series 1997-27, Class J, 7.500%, 04/18/27	40
62	Series 1997-29, Class J, 7.500%, 04/20/27	71
384	Series 1997-39, Class PD, 7.500%, 05/20/27	451
48	Series 1997-42, Class EN, 7.250%, 07/18/27	49
45	Series 1997-42, Class ZC, 6.500%, 07/18/27	51
799	Series 1997-61, Class ZC, 7.000%, 02/25/23	908
140	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	28
16	Series 1998-4, Class C, PO, 04/25/23	14
326	Series 1998-36, Class ZB, 6.000%, 07/18/28	362
158	Series 1998-43, Class SA, IF, IO, 19.430%, 04/25/23	71
269	Series 1998-66, Class SB, IF, IO, 7.943%, 12/25/28	58
158	Series 1999-17, Class C, 6.350%, 04/25/29	181
793	Series 1999-18, Class Z, 5.500%, 04/18/29	880
222	Series 1999-38, Class SK, IF, IO, 7.842%, 08/25/23	33
75	Series 1999-52, Class NS, HB,IF, 22.799%, 10/25/23	119
207	Series 1999-62, Class PB, 7.500%, 12/18/29	244
654	Series 2000-2, Class ZE, 7.500%, 02/25/30	768
327	Series 2000-20, Class SA, IF, IO, 8.893%, 07/25/30	90
50	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	11
221	Series 2001-4, Class PC, 7.000%, 03/25/21	242
25	Series 2001-5, Class OW, 6.000%, 03/25/16	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
155	Series 2001-7, Class PF, 7.000%, 03/25/31	181
229	Series 2001-7, Class PR, 6.000%, 03/25/16	235
207	Series 2001-10, Class PR, 6.000%, 04/25/16	212
456	Series 2001-30, Class PM, 7.000%, 07/25/31	535
594	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	124
457	Series 2001-36, Class DE, 7.000%, 08/25/31	537
1,042	Series 2001-44, Class MY, 7.000%, 09/25/31	1,223
184	Series 2001-44, Class PD, 7.000%, 09/25/31	216
207	Series 2001-44, Class PU, 7.000%, 09/25/31	244
1,772	Series 2001-48, Class Z, 6.500%, 09/25/21	1,982
153	Series 2001-49, Class Z, 6.500%, 09/25/31	176
132	Series 2001-52, Class KB, 6.500%, 10/25/31	152
246	Series 2001-52, Class XN, 6.500%, 11/25/15	260
1,575	Series 2001-61, Class Z, 7.000%, 11/25/31	1,849
150	Series 2001-71, Class MB, 6.000%, 12/25/16	160
343	Series 2001-71, Class QE, 6.000%, 12/25/16	364
85	Series 2001-72, Class SX, IF, 16.983%, 12/25/31	117
522	Series 2001-74, Class MB, 6.000%, 12/25/16	556
142	Series 2002-1, Class HC, 6.500%, 02/25/22	159
161	Series 2002-1, Class SA, HB,IF, 24.513%, 02/25/32	257
112	Series 2002-1, Class UD, HB,IF, 23.734%, 12/25/23	174
439	Series 2002-2, Class UC, 6.000%, 02/25/17	467
1,109	Series 2002-3, Class OG, 6.000%, 02/25/17	1,176
240	Series 2002-7, Class OG, 6.000%, 03/25/17	255
776	Series 2002-7, Class TG, 6.000%, 03/25/17	823
256	Series 2002-10, Class SB, IF, 18.702%, 03/25/17	309
349	Series 2002-11, Class QG, 5.500%, 03/25/17	368
1,502	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	90
24	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	28
613	Series 2002-18, Class PC, 5.500%, 04/25/17	624
263	Series 2002-19, Class PE, 6.000%, 04/25/17	279
56	Series 2002-21, Class LO, PO, 04/25/32	52
526	Series 2002-21, Class PE, 6.500%, 04/25/32	585
577	Series 2002-24, Class AJ, 6.000%, 04/25/17	621
161	Series 2002-25, Class SG, IF, 18.822%, 05/25/17	199
1,321	Series 2002-28, Class PK, 6.500%, 05/25/32	1,521
338	Series 2002-37, Class Z, 6.500%, 06/25/32	372
420	Series 2002-42, Class C, 6.000%, 07/25/17	451
1,852	Series 2002-48, Class GH, 6.500%, 08/25/32	2,138
219	Series 2002-55, Class QE, 5.500%, 09/25/17	233
2,564	Series 2002-56, Class UC, 5.500%, 09/25/17	2,736
874	Series 2002-62, Class ZE, 5.500%, 11/25/17	935
250	Series 2002-63, Class KC, 5.000%, 10/25/17	267
344	Series 2002-77, Class S, IF, 14.103%, 12/25/32	440
322	Series 2002-81, Class JO, PO, 04/25/32	320
909	Series 2002-83, Class CS, 6.881%, 08/25/23	1,036
14	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
1,911	Series 2002-94, Class BK, 5.500%, 01/25/18	2,034
923	Series 2003-3, Class HJ, 5.000%, 02/25/18	986
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,844

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
382	Series 2003-23, Class PG, 5.500%, 01/25/32	385
18	Series 2003-27, Class DW, 4.500%, 04/25/17	18
1,852	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	376
1,293	Series 2003-34, Class AX, 6.000%, 05/25/33	1,456
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,859
79	Series 2003-35, Class UC, 3.750%, 05/25/33	84
246	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	47
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,501
1,783	Series 2003-41, Class PE, 5.500%, 05/25/23	1,968
465	Series 2003-42, Class GB, 4.000%, 05/25/33	505
169	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	7
828	Series 2003-47, Class PE, 5.750%, 06/25/33	936
383	Series 2003-52, Class SX, HB,IF, 22.327%, 10/25/31	621
1,104	Series 2003-56, Class AZ, 5.500%, 08/25/31	1,120
251	Series 2003-64, Class SX, IF, 13.220%, 07/25/33	292
23	Series 2003-68, Class QP, 3.000%, 07/25/22	23
976	Series 2003-71, Class DS, IF, 7.184%, 08/25/33	1,036
868	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	52
1,995	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	281
209	Series 2003-73, Class GA, 3.500%, 05/25/31	210
150	Series 2003-74, Class SH, IF, 9.797%, 08/25/33	164
703	Series 2003-76, Class GQ, 4.500%, 08/25/18	745
1,695	Series 2003-80, Class SY, IF, IO, 7.442%, 06/25/23	205
1,174	Series 2003-81, Class LC, 4.500%, 09/25/18	1,253
2,916	Series 2003-83, Class PG, 5.000%, 06/25/23	3,115
466	Series 2003-91, Class SD, IF, 12.154%, 09/25/33	562
2,375	Series 2003-116, Class SB, IF, IO, 7.392%, 11/25/33	506
2,724	Series 2003-117, Class JB, 3.500%, 06/25/33	2,869
1,263	Series 2003-122, Class TE, 5.000%, 12/25/22	1,320
129	Series 2003-128, Class KE, 4.500%, 01/25/14	131
776	Series 2003-128, Class NG, 4.000%, 01/25/19	818
279	Series 2003-130, Class SX, IF, 11.209%, 01/25/34	328
248	Series 2003-132, Class OA, PO, 08/25/33	239
2,203	Series 2004-4, Class QI, IF, IO, 6.892%, 06/25/33	402
208	Series 2004-4, Class QM, IF, 13.785%, 06/25/33	263
1,080	Series 2004-10, Class SC, HB,IF, 27.770%, 02/25/34	1,540
75	Series 2004-21, Class CO, PO, 04/25/34	75
45	Series 2004-22, Class A, 4.000%, 04/25/19	45
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,233
1,690	Series 2004-25, Class SA, IF, 18.954%, 04/25/34	2,486
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,228
753	Series 2004-36, Class PC, 5.500%, 02/25/34	824
1,914	Series 2004-36, Class SA, IF, 18.954%, 05/25/34	2,820
817	Series 2004-36, Class SN, IF, 13.785%, 07/25/33	1,000
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,427
434	Series 2004-46, Class HS, IF, IO, 5.793%, 05/25/30	5
836	Series 2004-46, Class QB, HB,IF, 23.170%, 05/25/34	1,208
2,772	Series 2004-46, Class SK, IF, 15.929%, 05/25/34	3,590
515	Series 2004-51, Class SY, IF, 13.825%, 07/25/34	688
560	Series 2004-53, Class NC, 5.500%, 07/25/24	618

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
778	Series 2004-59, Class BG, PO, 12/25/32	730
1,295	Series 2004-61, Class FH, VAR, 1.007%, 11/25/32	1,313
171	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	196
187	Series 2004-70, Class JA, 4.500%, 10/25/19	190
547	Series 2004-76, Class CL, 4.000%, 10/25/19	577
867	Series 2004-79, Class SP, IF, 19.229%, 11/25/34	1,232
242	Series 2004-81, Class AC, 4.000%, 11/25/19	255
29	Series 2004-92, Class JO, PO, 12/25/34	28
289	Series 2005-52, Class PA, 6.500%, 06/25/35	312
2,388	Series 2005-56, Class S, IF, IO, 6.503%, 07/25/35	402
745	Series 2005-59, Class PC, 5.500%, 03/25/31	749
483	Series 2005-66, Class SG, IF, 16.856%, 07/25/35	703
1,022	Series 2005-68, Class BC, 5.250%, 06/25/35	1,130
2,256	Series 2005-68, Class PG, 5.500%, 08/25/35	2,552
1,382	Series 2005-68, Class UC, 5.000%, 06/25/35	1,520
1,006	Series 2005-74, Class CS, IF, 19.449%, 05/25/35	1,453
9,273	Series 2005-84, Class XM, 5.750%, 10/25/35	10,442
4,376	Series 2005-97, Class HC, 5.000%, 02/25/32	4,443
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,942
4,727	Series 2005-110, Class GJ, 5.500%, 11/25/30	4,775
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,637
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,193
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,323
1,198	Series 2005-116, Class PB, 6.000%, 04/25/34	1,292
2,117	Series 2005-118, Class PN, 6.000%, 01/25/32	2,169
354	Series 2006-15, Class OT, PO, 01/25/36	335
791	Series 2006-16, Class OA, PO, 03/25/36	746
944	Series 2006-22, Class AO, PO, 04/25/36	880
349	Series 2006-23, Class KO, PO, 04/25/36	329
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,461
230	Series 2006-42, Class CF, VAR, 0.658%, 06/25/36	232
2,095	Series 2006-44, Class GO, PO, 06/25/36	1,978
4,886	Series 2006-44, Class P, PO, 12/25/33	4,670
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,240
3,256	Series 2006-53, Class US, IF, IO, 6.373%, 06/25/36	465
2,496	Series 2006-56, Class FC, VAR, 0.497%, 07/25/36	2,504
333	Series 2006-56, Class OA, PO, 10/25/24	332
2,554	Series 2006-56, Class PF, VAR, 0.557%, 07/25/36	2,573
1,430	Series 2006-56, Class PO, PO, 07/25/36	1,247
2,253	Series 2006-58, Class AP, PO, 07/25/36	2,128
224	Series 2006-58, Class FL, VAR, 0.668%, 07/25/36	226
900	Series 2006-58, Class PO, PO, 07/25/36	850
1,721	Series 2006-59, Class QO, PO, 01/25/33	1,692
3,032	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,935
1,441	Series 2006-65, Class QO, PO, 07/25/36	1,359
390	Series 2006-72, Class TO, PO, 08/25/36	370
4,917	Series 2006-77, Class PC, 6.500%, 08/25/36	5,644
1,127	Series 2006-79, Class DO, PO, 08/25/36	1,059
780	Series 2006-90, Class AO, PO, 09/25/36	686
360	Series 2006-109, Class PO, PO, 11/25/36	339
3,244	Series 2006-110, Class PO, PO, 11/25/36	3,119
270	Series 2006-111, Class EO, PO, 11/25/36	261
1,233	Series 2006-118, Class A2, VAR, 0.268%, 12/25/36	1,176

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
483	Series 2006-119, Class PO, PO, 12/25/36	459
8,471	Series 2006-124, Class HB, VAR, 5.967%, 11/25/36	9,550
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,193
1,498	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	255
3,259	Series 2007-7, Class SG, IF, IO, 6.293%, 08/25/36	537
5,519	Series 2007-14, Class ES, IF, IO, 6.233%, 03/25/37	879
398	Series 2007-15, Class NO, PO, 03/25/22	377
2,268	Series 2007-16, Class FC, VAR, 0.957%, 03/25/37	2,259
551	Series 2007-42, Class AO, PO, 05/25/37	518
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,584
638	Series 2007-48, Class PO, PO, 05/25/37	602
2,461	Series 2007-54, Class FA, VAR, 0.608%, 06/25/37	2,479
9,640	Series 2007-60, Class AX, IF, IO, 6.942%, 07/25/37	1,945
569	Series 2007-77, Class FG, VAR, 0.708%, 03/25/37	575
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,692
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,441
5,463	Series 2007-88, Class VI, IF, IO, 6.333%, 09/25/37	1,027
3,626	Series 2007-91, Class ES, IF, IO, 6.253%, 10/25/37	685
2,537	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	545
4,509	Series 2007-101, Class A2, VAR, 0.457%, 06/27/36	4,492
1,109	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	1,239
3,000	Series 2007-114, Class A6, VAR, 0.407%, 10/27/37	2,984
2,690	Series 2007-116, Class HI, IO, VAR, 2.276%, 01/25/38	196
155	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	12
3,069	Series 2008-1, Class BI, IF, IO, 5.703%, 02/25/38	399
2,163	Series 2008-10, Class XI, IF, IO, 6.023%, 03/25/38	358
1,563	Series 2008-16, Class IS, IF, IO, 5.992%, 03/25/38	242
1,445	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	121
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,109
1,316	Series 2008-27, Class SN, IF, IO, 6.693%, 04/25/38	233
771	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	53
778	Series 2008-42, Class AO, PO, 09/25/36	750
111	Series 2008-44, Class PO, PO, 05/25/38	107
1,424	Series 2008-47, Class SI, IF, IO, 6.293%, 06/25/23	172
1,825	Series 2008-53, Class CI, IF, IO, 6.992%, 07/25/38	337
75	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	—	(h)
796	Series 2008-76, Class GF, VAR, 0.857%, 09/25/23	806
3,690	Series 2008-80, Class SA, IF, IO, 5.642%, 09/25/38	510
2,394	Series 2008-81, Class SB, IF, IO, 5.642%, 09/25/38	377
3,390	Series 2009-6, Class GS, IF, IO, 6.343%, 02/25/39	589
1,446	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	142
1,379	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	125
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	697
2,305	Series 2009-60, Class HT, 6.000%, 08/25/39	2,652
1,657	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,814
2,396	Series 2009-70, Class CO, PO, 01/25/37	2,344
2,482	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	107
1,854	Series 2009-99, Class SC, IF, IO, 5.973%, 12/25/39	205
1,355	Series 2009-103, Class MB, VAR, 3.247%, 12/25/39	1,456
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,120

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,130		Series 2010-49, Class SC, IF, 12.245%, 03/25/40	2,728
1,433		Series 2010-64, Class DM, 5.000%, 06/25/40	1,597
1,695		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,892
3,539		Series 2010-133, Class A, 5.500%, 05/25/38	3,833
3,046		Series 2010-148, Class MA, 4.000%, 02/25/39	3,168
2,802		Series 2011-2, Class WA, VAR, 5.764%, 02/25/51	3,047
2,386		Series 2011-22, Class MA, 6.500%, 04/25/38	2,663
6,322		Series 2011-30, Class LS, IO, VAR, 4.478%, 04/25/41	477
1,270		Series 2011-75, Class FA, VAR, 0.758%, 08/25/41	1,283
2,401		Series 2011-118, Class MT, 7.000%, 11/25/41	2,959
3,575		Series 2011-130, Class CA, 6.000%, 12/25/41	3,969
1,850		Series 2012-14, Class FB, VAR, 0.658%, 08/25/37	1,858
11,031		Series 2012-47, Class HF, VAR, 0.608%, 05/25/27	11,118
5,000		Series 2012-137, Class CF, VAR, 0.540%, 08/25/41	4,997
1		Series G-17, Class S, HB, VAR, 1,058.376%, 06/25/21	12
35		Series G-28, Class S, IF, 14.881%, 09/25/21	48
36		Series G-35, Class M, 8.750%, 10/25/21	41
13		Series G-51, Class SA, HB,IF, 26.547%, 12/25/21	20
–	(h)	Series G92-27, Class SQ, HB,IF, 1,777.270%, 05/25/22	2
182		Series G92-35, Class E, 7.500%, 07/25/22	205
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	5
22		Series G92-42, Class Z, 7.000%, 07/25/22	25
649		Series G92-44, Class ZQ, 8.000%, 07/25/22	723
28		Series G92-52, Class FD, VAR, 0.239%, 09/25/22	28
223		Series G92-54, Class ZQ, 7.500%, 09/25/22	250
29		Series G92-59, Class F, VAR, 1.738%, 10/25/22	29
56		Series G92-61, Class Z, 7.000%, 10/25/22	65
41		Series G92-62, Class B, PO, 10/25/22	38
194		Series G93-1, Class KA, 7.900%, 01/25/23	224
44		Series G93-5, Class Z, 6.500%, 02/25/23	50
55		Series G93-14, Class J, 6.500%, 03/25/23	61
132		Series G93-17, Class SI, IF, 6.000%, 04/25/23	143
123		Series G93-27, Class FD, VAR, 1.099%, 08/25/23	125
31		Series G93-37, Class H, PO, 09/25/23	28
56		Series G95-1, Class C, 8.800%, 01/25/25	65
		Federal National Mortgage Association STRIPS,
3		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
19		Series 218, Class 2, IO, 7.500%, 04/01/23	4
18		Series 265, Class 2, 9.000%, 03/01/24	21
302		Series 329, Class 1, PO, 01/01/33	284
881		Series 339, Class 18, IO, 4.500%, 07/01/18	62
1,254		Series 339, Class 21, IO, 4.500%, 08/25/18	90
605		Series 339, Class 28, IO, 5.500%, 07/01/18	53
407		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	52
1,274		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	179
963		Series 355, Class 11, IO, 6.000%, 07/01/34	170
512		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	42
2,200		Series 365, Class 8, IO, 5.500%, 05/01/36	278
274		Series 368, Class 3, IO, 4.500%, 11/01/20	21
1,124		Series 374, Class 5, IO, 5.500%, 08/01/36	142

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
692	Series 383, Class 32, IO, 6.000%, 01/01/38	93
1,812	Series 383, Class 33, IO, 6.000%, 01/01/38	249
308	Series 393, Class 6, IO, 5.500%, 04/25/37	36
	Federal National Mortgage Association Trust,
321	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	387
1,466	Series 2004-W15, Class 2AF, VAR, 0.457%, 08/25/44	1,458
1,064	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,228
3,804	Series 2005-W3, Class 2AF, VAR, 0.428%, 03/25/45	3,790
1,307	Series 2006-W2, Class 1AF1, VAR, 0.428%, 02/25/36	1,301
	Government National Mortgage Association,
399	Series 1994-4, Class KQ, 7.988%, 07/16/24	482
2,022	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,373
268	Series 1998-26, Class K, 7.500%, 09/17/25	309
1,400	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,600
1,323	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,559
165	Series 1999-30, Class S, IF, IO, 8.393%, 08/16/29	34
18	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	23
258	Series 1999-40, Class ZW, 7.500%, 11/20/29	307
370	Series 1999-41, Class Z, 8.000%, 11/16/29	435
132	Series 1999-44, Class PC, 7.500%, 12/20/29	154
2,620	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,231
444	Series 1999-44, Class ZG, 8.000%, 12/20/29	551
176	Series 2000-9, Class Z, 8.000%, 06/20/30	217
1,696	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,121
302	Series 2000-12, Class ST, HB,IF, 38.440%, 02/16/30	704
345	Series 2000-14, Class PD, 7.000%, 02/16/30	408
94	Series 2000-16, Class ZN, 7.500%, 02/16/30	99
2,357	Series 2000-21, Class Z, 9.000%, 03/16/30	2,797
428	Series 2000-26, Class TZ, 8.500%, 09/20/30	507
105	Series 2000-26, Class Z, 7.750%, 09/20/30	123
19	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	23
335	Series 2000-31, Class Z, 9.000%, 10/20/30	397
200	Series 2000-35, Class ZA, 9.000%, 11/20/30	220
32	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	8
165	Series 2001-4, Class SJ, IF, IO, 7.943%, 01/19/30	44
155	Series 2001-6, Class SD, IF, IO, 8.342%, 03/16/31	47
297	Series 2001-7, Class PK, 6.500%, 03/20/31	318
16	Series 2001-32, Class WA, IF, 19.606%, 07/20/31	26
243	Series 2001-35, Class SA, IF, IO, 8.043%, 08/16/31	67
201	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	55
1,057	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,122
263	Series 2002-3, Class SP, IF, IO, 7.183%, 01/16/32	78
360	Series 2002-7, Class PG, 6.500%, 01/20/32	428
1,071	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	264
96	Series 2002-24, Class SB, IF, 11.614%, 04/16/32	135
2,394	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	527
717	Series 2002-40, Class UK, 6.500%, 06/20/32	851
39	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	46
2,687	Series 2002-45, Class QE, 6.500%, 06/20/32	3,136
932	Series 2002-47, Class PG, 6.500%, 07/16/32	1,103

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,711	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,034
50	Series 2002-51, Class SG, HB,IF, 31.601%, 04/20/31	106
1,480	Series 2002-52, Class GH, 6.500%, 07/20/32	1,706
433	Series 2002-54, Class GB, 6.500%, 08/20/32	501
983	Series 2002-70, Class PS, IF, IO, 7.493%, 08/20/32	113
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,196
163	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	3
185	Series 2003-4, Class NY, 5.500%, 12/20/13	189
1,199	Series 2003-11, Class SK, IF, IO, 7.493%, 02/16/33	265
496	Series 2003-12, Class SP, IF, IO, 7.493%, 02/20/33	114
111	Series 2003-24, Class PO, PO, 03/16/33	101
355	Series 2003-40, Class TC, 7.500%, 03/20/33	361
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,656
753	Series 2003-46, Class MG, 6.500%, 05/20/33	957
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,640
446	Series 2003-52, Class AP, PO, 06/16/33	417
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,590
473	Series 2003-76, Class LS, IF, IO, 6.992%, 09/20/31	20
134	Series 2003-90, Class PO, PO, 10/20/33	117
1,661	Series 2003-112, Class SA, IF, IO, 6.343%, 12/16/33	328
2,411	Series 2003-112, Class TS, IF, IO, 6.743%, 10/20/32	206
5,015	Series 2004-11, Class SW, IF, IO, 5.293%, 02/20/34	728
403	Series 2004-15, Class SA, IF, 19.092%, 12/20/32	466
564	Series 2004-28, Class S, IF, 19.092%, 04/16/34	887
311	Series 2004-68, Class PO, PO, 05/20/31	306
229	Series 2004-73, Class AE, IF, 14.427%, 08/17/34	297
2,872	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	468
2,033	Series 2005-3, Class SB, IF, IO, 5.893%, 01/20/35	319
5,041	Series 2005-17, Class SL, IF, IO, 6.492%, 07/20/34	851
440	Series 2005-35, Class FL, VAR, 0.557%, 03/20/32	442
220	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	14
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	757
504	Series 2005-68, Class DP, IF, 15.934%, 06/17/35	656
7,377	Series 2005-68, Class KI, IF, IO, 6.092%, 09/20/35	1,175
1,201	Series 2005-69, Class SY, IF, IO, 6.542%, 11/20/33	158
938	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	162
512	Series 2006-16, Class OP, PO, 03/20/36	480
293	Series 2006-28, Class GO, PO, 03/20/35	289
1,658	Series 2006-38, Class SW, IF, IO, 6.293%, 06/20/36	209
1,729	Series 2006-59, Class SD, IF, IO, 6.492%, 10/20/36	349
2,976	Series 2006-65, Class SA, IF, IO, 6.593%, 11/20/36	469
1,679	Series 2007-9, Class DI, IF, IO, 6.302%, 03/20/37	250
3,772	Series 2007-17, Class JI, IF, IO, 6.603%, 04/16/37	709
405	Series 2007-17, Class JO, PO, 04/16/37	376
2,615	Series 2007-19, Class SD, IF, IO, 5.992%, 04/20/37	390
2,736	Series 2007-26, Class SC, IF, IO, 5.992%, 05/20/37	370
1,769	Series 2007-27, Class SA, IF, IO, 5.992%, 05/20/37	296
641	Series 2007-28, Class BO, PO, 05/20/37	602
61	Series 2007-35, Class TO, PO, 04/20/35	61
1,488	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	218
4,303	Series 2007-40, Class SB, IF, IO, 6.542%, 07/20/37	726

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,588	Series 2007-42, Class SB, IF, IO, 6.542%, 07/20/37	418
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,212
439	Series 2007-49, Class NO, PO, 12/20/35	435
2,119	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	324
303	Series 2007-53, Class SW, IF, 19.582%, 09/20/37	466
1,231	Series 2007-57, Class PO, PO, 03/20/37	1,180
1,561	Series 2007-57, Class QA, IF, IO, 6.293%, 10/20/37	245
2,072	Series 2007-71, Class SB, IF, IO, 6.492%, 07/20/36	219
1,522	Series 2007-72, Class US, IF, IO, 6.343%, 11/20/37	220
1,539	Series 2007-73, Class MI, IF, IO, 5.793%, 11/20/37	218
3,028	Series 2007-76, Class SA, IF, IO, 6.323%, 11/20/37	447
1,548	Series 2007-79, Class SY, IF, IO, 6.343%, 12/20/37	236
954	Series 2007-81, Class SP, IF, IO, 6.442%, 12/20/37	161
1,715	Series 2007-82, Class SA, IF, IO, 6.323%, 12/20/37	275
818	Series 2008-2, Class MS, IF, IO, 6.953%, 01/16/38	132
2,728	Series 2008-2, Class NS, IF, IO, 6.333%, 01/16/38	396
1,620	Series 2008-10, Class S, IF, IO, 5.623%, 02/20/38	224
509	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	34
1,169	Series 2008-25, Class SB, IF, IO, 6.693%, 03/20/38	206
1,154	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	138
2,210	Series 2008-36, Class SH, IF, IO, 6.092%, 04/20/38	354
9,251	Series 2008-40, Class SA, IF, IO, 6.193%, 05/16/38	1,995
2,322	Series 2008-41, Class SA, IF, IO, 6.132%, 05/20/38	359
1,516	Series 2008-55, Class SA, IF, IO, 5.992%, 06/20/38	232
570	Series 2008-60, Class PO, PO, 01/20/38	558
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,149
871	Series 2008-71, Class SC, IF, IO, 5.793%, 08/20/38	117
1,530	Series 2008-93, Class AS, IF, IO, 5.492%, 12/20/38	219
2,557	Series 2009-6, Class SA, IF, IO, 5.893%, 02/16/39	386
1,713	Series 2009-10, Class SL, IF, IO, 6.293%, 03/16/34	171
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	625
1,672	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	316
1,482	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	282
4,439	Series 2009-22, Class SA, IF, IO, 6.063%, 04/20/39	619
1,267	Series 2009-25, Class SE, IF, IO, 7.392%, 09/20/38	221
1,260	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	151
1,069	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	169
848	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	29
1,983	Series 2009-43, Class SA, IF, IO, 5.743%, 06/20/39	302
1,639	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	227
3,824	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	552
762	Series 2009-79, Class OK, PO, 11/16/37	728
700	Series 2010-14, Class CO, PO, 08/20/35	613
886	Series 2010-130, Class CP, 7.000%, 10/16/40	1,046
4,597	Series 2010-157, Class OP, PO, 12/20/40	3,990
3,375	Series 2010-H17, Class XQ, VAR, 5.246%, 07/20/60	4,003
1,572	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,781
5,128	Series 2011-75, Class SM, IF, IO, 6.392%, 05/20/41	921
3,836	Series 2012-61, Class FM, VAR, 0.608%, 05/16/42	3,859
4,952	Series 2012-H10, Class FA, VAR, 0.764%, 12/20/61	4,968

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,955	Series 2012-H15, Class FA, VAR, 0.664%, 05/20/62	2,952
3,472	Series 2012-H21, Class CF, VAR, 0.915%, 05/20/61	3,499
2,998	Series 2012-H21, Class DF, VAR, 0.865%, 05/20/61	3,020
4,998	Series 2012-H22, Class FD, VAR, 0.685%, 01/20/61	5,004
1,889	Series 2012-H24, Class FA, VAR, 0.664%, 03/20/60	1,889
4,000	Series 2012-H24, Class FG, VAR, 0.645%, 04/20/60	3,999
2,020	Series 2012-H26, Class MA, VAR, 0.760%, 07/20/62	2,020
3,004	Series 2012-H28, Class FA, VAR, 0.810%, 09/20/62	3,004
	NCUA Guaranteed Notes Trust,
17,000	Series 2010-C1, Class A2, 2.900%, 10/29/20	18,203
10,446	Series 2010-C1, Class APT, 2.650%, 10/29/20	11,062
	Vendee Mortgage Trust,
592	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	672
1,032	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,171
887	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,038
646	Series 1996-2, Class 1Z, 6.750%, 06/15/26	766
1,251	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,485
1,493	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,792
2,867	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,429

		760,213

	Non-Agency CMO — 11.0%
529	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	512
498	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	503
	American General Mortgage Loan Trust,
2,786	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,799
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,828
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,691
873	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	901
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	763
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,208
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	504
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.152%, 09/25/35	3,822
	ASG Resecuritization Trust,
1,063	Series 2009-1, Class A60, VAR, 2.467%, 06/26/37 (e)	1,055
1,733	Series 2009-2, Class A55, VAR, 5.171%, 05/24/36 (e)	1,764
1,000	Series 2009-2, Class G60, VAR, 5.171%, 05/24/36 (e)	1,025
4,796	Series 2009-3, Class A65, VAR, 2.571%, 03/26/37 (e)	4,794
4,802	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,935
1,241	Series 2010-2, Class A60, VAR, 2.105%, 01/28/37 (e)	1,213
710	Series 2010-3, Class 2A22, VAR, 0.400%, 10/28/36 (e)	704
945	Series 2011-1, Class 3A50, VAR, 2.730%, 11/28/35 (e) (i)	922
	Banc of America Alternative Loan Trust,
238	Series 2003-2, Class PO, PO, 04/25/33	186
533	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	545
401	Series 2003-11, Class PO, PO, 01/25/34	311
246	Series 2004-6, Class 15PO, PO, 07/25/19	216
1,849	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,739
5,433	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	874
1,708	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,156
	Banc of America Funding Corp.,
543	Series 2004-1, Class PO, PO, 03/25/34	427
903	Series 2004-2, Class 30PO, PO, 09/20/34	815

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
544	Series 2004-C, Class 1A1, VAR, 5.056%, 12/20/34	548
1,242	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,271
838	Series 2005-7, Class 30PO, PO, 11/25/35	657
543	Series 2005-8, Class 30PO, PO, 01/25/36	408
1,974	Series 2005-E, Class 4A1, VAR, 2.668%, 03/20/35	1,949
700	Series 2006-A, Class 3A2, VAR, 2.960%, 02/20/36	501
1,304	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,359
2,983	Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,983
	Banc of America Mortgage Trust,
211	Series 2003-3, Class 2A1, VAR, 0.758%, 05/25/18	201
259	Series 2003-6, Class 2A1, VAR, 0.658%, 08/25/18	248
92	Series 2003-7, Class A2, 4.750%, 09/25/18	96
265	Series 2003-8, Class APO, PO, 11/25/33	223
2,182	Series 2004-3, Class 15IO, IO, VAR, 0.263%, 04/25/19	10
113	Series 2004-4, Class APO, PO, 05/25/34	98
3,023	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,122
671	Series 2004-6, Class 2A5, PO, 07/25/34	504
496	Series 2004-6, Class APO, PO, 07/25/34	462
52	Series 2004-8, Class 5PO, PO, 05/25/32	48
55	Series 2004-8, Class XPO, PO, 10/25/34	50
364	Series 2004-A, Class 2A2, VAR, 2.966%, 02/25/34	363
1,334	Series 2004-J, Class 3A1, VAR, 3.230%, 11/25/34	1,281
1,803	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,797
367	Series 2005-A, Class 2A1, VAR, 3.002%, 02/25/35	350
	BCAP LLC Trust,
775	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	763
864	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	890
984	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,002
721	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (i)	720
132	Series 2010-RR4, Class 2A1, VAR, 0.957%, 06/26/37 (e)	131
1,088	Series 2010-RR6, Class 22A3, VAR, 4.897%, 06/26/36 (e)	1,107
403	Series 2010-RR6, Class 5A1, VAR, 3.926%, 11/26/37 (e)	402
590	Series 2010-RR7, Class 15A1, VAR, 1.007%, 01/26/36 (e)	563
1,023	Series 2010-RR7, Class 16A1, VAR, 0.860%, 02/26/47 (e)	984
695	Series 2010-RR7, Class 1A5, VAR, 5.001%, 04/26/35 (e)	681
2,548	Series 2010-RR7, Class 2A1, VAR, 2.521%, 07/26/45 (e)	2,415
670	Series 2010-RR8, Class 3A3, VAR, 5.062%, 05/26/35 (e)	677
1,500	Series 2010-RR8, Class 3A4, VAR, 5.062%, 05/26/35 (e)	1,382
1,951	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,981
2,805	Series 2011-RR10, Class 2A1, VAR, 3.223%, 09/26/37 (e)	2,492
2,181	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	2,125
3,034	Series 2011-RR5, Class 11A3, VAR, 0.358%, 05/28/36 (e)	2,708
1,672	Series 2011-RR5, Class 14A3, VAR, 2.917%, 07/26/36 (e) (i)	1,621
1,995	Series 2012-RR10, Class 3A105/26/36 (i)	1,845
2,814	Series 2012-RR2, Class 1A1, VAR, 0.377%, 08/26/36 (e) (i)	2,687
2,102	Series 2012-RR3, Class 2A5, 4.930%, 05/26/37 (e)	2,074
	Bear Stearns ARM Trust,
261	Series 2003-7, Class 3A, VAR, 2.732%, 10/25/33	262
946	Series 2004-1, Class 12A1, VAR, 3.007%, 04/25/34	897
393	Series 2004-2, Class 14A, VAR, 5.095%, 05/25/34	404
2,359	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	2,373
5,066	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	4,840

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Citicorp Mortgage Securities, Inc.,
1,029	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,045
647	Series 2004-5, Class 2A5, 4.500%, 08/25/34	669
248	Series 2005-5, Class APO, PO, 08/25/35	229
281	Series 2005-8, Class APO, PO, 11/25/35	215
	Citigroup Mortgage Loan Trust,
1,764	Series 2008-AR4, Class 1A1A, VAR, 3.023%, 11/25/38 (e)	1,797
866	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	911
9,555	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	9,925
10,292	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	10,771
655	Series 2011-3, Class 1A1, VAR, 0.287%, 02/25/47 (e)	650
680	Series 2011-10, Class 4A1, VAR, 0.401%, 02/25/46 (e) (i)	648
	Citigroup Mortgage Loan Trust, Inc.,
568	Series 2003-1, Class 2A5, 5.250%, 10/25/33	580
294	Series 2003-1, Class 2A6, PO, 10/25/33	265
238	Series 2003-1, Class PO2, PO, 10/25/33	223
178	Series 2003-1, Class PO3, PO, 09/25/33	161
124	Series 2003-UP3, Class A3, 7.000%, 09/25/33	128
592	Series 2003-UST1, Class A1, 5.500%, 12/25/18	619
120	Series 2003-UST1, Class PO1, PO, 12/25/18	113
67	Series 2003-UST1, Class PO3, PO, 12/25/18	63
266	Series 2004-UST1, Class A6, VAR, 5.085%, 08/25/34	271
487	Series 2005-1, Class 2A1A, VAR, 2.889%, 04/25/35	324
729	Series 2005-2, Class 2A11, 5.500%, 05/25/35	747
594	Series 2005-5, Class 1A2, VAR, 2.960%, 08/25/35	371
	Countrywide Alternative Loan Trust,
441	Series 2002-8, Class A4, 6.500%, 07/25/32	460
12,365	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,177
1,670	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,703
382	Series 2005-5R, Class A1, 5.250%, 12/25/18	385
3,176	Series 2005-1CB, Class 1A6, IF, IO, 6.892%, 03/25/35	800
6,166	Series 2005-20CB, Class 3A8, IF, IO, 4.543%, 07/25/35	716
11,159	Series 2005-22T1, Class A2, IF, IO, 4.862%, 06/25/35	1,825
6,165	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,818
218	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	192
8,355	Series 2005-37T1, Class A2, IF, IO, 4.843%, 09/25/35	1,339
5,529	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,831
14,035	Series 2005-54CB, Class 1A2, IF, IO, 4.642%, 11/25/35	2,194
3,487	Series 2005-57CB, Class 3A2, IF, IO, 4.893%, 12/25/35	622
2,132	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,831
9,435	Series 2005-J1, Class 1A4, IF, IO, 4.893%, 02/25/35	1,305
3,116	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,219
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,383	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,382
454	Series 2003-44, Class A9, PO, 10/25/33	444
552	Series 2003-J7, Class 4A3, IF, 9.505%, 08/25/18	582
712	Series 2004-7, Class 2A1, VAR, 2.992%, 06/25/34	701
704	Series 2004-8, Class 2A1, 4.500%, 06/25/19	728
264	Series 2004-HYB1, Class 2A, VAR, 2.900%, 05/20/34	259
1,026	Series 2004-HYB3, Class 2A, VAR, 2.824%, 06/20/34	967
837	Series 2004-HYB6, Class A3, VAR, 2.933%, 11/20/34	751
507	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	521

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,385	Series 2005-16, Class A23, 5.500%, 09/25/35	3,362
4,372	Series 2005-22, Class 2A1, VAR, 3.012%, 11/25/35	3,422
	CS First Boston Mortgage Securities Corp.,
744	Series 2003-1, Class DB1, 6.564%, 02/25/33	777
223	Series 2003-17, Class 2A1, 5.000%, 07/25/18	228
614	Series 2003-21, Class 1A4, 5.250%, 09/25/33	640
783	Series 2003-25, Class 1P, PO, 10/25/33	708
84	Series 2004-5, Class 5P, PO, 08/25/19	80
1,947	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,923
2,016	Series 2005-4, Class 3A22, 5.500%, 06/25/35	2,051
2,166	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,090
	CSMC,
18	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	18
627	Series 2010-16, Class A3, VAR, 3.819%, 06/25/50 (e)	604
620	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	620
11,368	Series 2010-11R, Class A6, VAR, 1.209%, 06/28/47 (e)	10,814
571	Series 2010-12R, Class 14A1, VAR, 2.911%, 09/26/46 (e)	570
96	Series 2010-15R, Class 7A1, VAR, 1.464%, 10/26/37 (e)	95
250	Series 2010-15R, Class 7A2, VAR, 1.464%, 10/26/37 (e)	242
3,729	Series 2011-1R, Class A1, VAR, 1.216%, 02/27/47 (e)	3,692
1,285	Series 2011-6R, Class 3A1, VAR, 2.962%, 07/28/36 (e)	1,233
4,439	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	4,396
2,349	Series 2011-9R, Class A1, VAR, 2.216%, 03/27/46 (e)	2,354
3,344	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	3,421
1,683	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	1,701
	Deutsche Mortgage Securities, Inc.,
524	Series 2009-RS2, Class 4A1, VAR, 0.341%, 04/26/37 (e)	510
141	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	141
327	Series 2010-RS2, Class A1, VAR, 1.462%, 06/28/47 (e)	327
11	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	10
	First Horizon Alternative Mortgage Securities,
1,311	Series 2004-AA4, Class A1, VAR, 2.603%, 10/25/34	1,238
2,265	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,004
3,466	Series 2007-FA4, Class 1A2, IF, IO, 5.443%, 08/25/37	635
	First Horizon Mortgage Pass-Through Trust,
3,307	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,420
1,026	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	1,015
88	Series 2004-AR7, Class 2A1, VAR, 2.565%, 02/25/35	88
1,879	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	1,888
1,396	Freedom Trust, Series 2011-4, Class A18, VAR, 3.813%, 03/25/37 (e)	1,407
	GMAC Mortgage Corp. Loan Trust,
1,005	Series 2003-AR1, Class A4, VAR, 3.425%, 10/19/33	1,034
512	Series 2004-J5, Class A7, 6.500%, 01/25/35	528
243	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	250
334	Series 2005-AR3, Class 3A3, VAR, 3.560%, 06/19/35	337
5,565	Series 2005-AR3, Class 3A4, VAR, 3.560%, 06/19/35	5,395
	GSMPS Mortgage Loan Trust,
1,124	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,183
1,656	Series 2005-RP3, Class 1AF, VAR, 0.557%, 09/25/35 (e)	1,387
1,251	Series 2005-RP3, Class 1AS, IO, VAR, 5.022%, 09/25/35 (e)	188

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,439	Series 2006-RP2, Class 1AS2, IF, IO, 5.141%, 04/25/36 (e)	883
	GSR Mortgage Loan Trust,
1,030	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,098
1,264	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,323
12	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	12
590	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	583
423	Series 2005-4F, Class AP, PO, 05/25/35	395
4,836	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,916
5,034	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,753
4,636	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,766
477	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.507%, 05/25/35	470
	Impac Secured Assets Trust,
935	Series 2006-1, Class 2A1, VAR, 0.557%, 05/25/36	924
1,330	Series 2006-2, Class 2A1, VAR, 0.557%, 08/25/36	1,331
19,680	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
2,259	Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	2,279
2,947	Series 2006-A2, Class 5A3, VAR, 2.913%, 11/25/33	2,984
546	Series 2006-A3, Class 6A1, VAR, 3.001%, 08/25/34	539
838	Jp Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 5.410%, 09/26/36 (e)	830
	Lehman Mortgage Trust,
967	Series 2006-2, Class 1A1, VAR, 6.465%, 04/25/36	937
1,783	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,720
	LVII Resecuritization Trust,
888	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	891
1,000	Series 2009-3, Class M3, VAR, 5.566%, 11/27/37 (e)	1,064
	MASTR Adjustable Rate Mortgages Trust,
95	Series 2004-4, Class 2A1, VAR, 2.049%, 05/25/34	77
1,326	Series 2004-13, Class 2A1, VAR, 2.665%, 04/21/34	1,338
980	Series 2004-13, Class 3A6, VAR, 2.627%, 11/21/34	983
2,800	Series 2004-13, Class 3A7, VAR, 2.627%, 11/21/34	2,901
412	Series 2004-15, Class 3A1, VAR, 3.269%, 12/25/34	391
	MASTR Alternative Loans Trust,
248	Series 2003-3, Class 1A1, 6.500%, 05/25/33	259
847	Series 2003-9, Class 8A1, 6.000%, 01/25/34	900
849	Series 2004-3, Class 2A1, 6.250%, 04/25/34	866
1,490	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,548
633	Series 2004-6, Class 30PO, PO, 07/25/34	559
900	Series 2004-6, Class 7A1, 6.000%, 07/25/34	916
455	Series 2004-7, Class 30PO, PO, 08/25/34	343
1,925	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,028
325	Series 2004-10, Class 1A1, 4.500%, 09/25/19	333
	MASTR Asset Securitization Trust,
132	Series 2003-2, Class 2A1, 4.500%, 03/25/18	135
28	Series 2003-3, Class 4A1, 5.000%, 04/25/18	28
190	Series 2003-4, Class 3A2, 5.000%, 05/25/18	195
212	Series 2003-12, Class 30PO, PO, 12/25/33	197
138	Series 2004-1, Class 30PO, PO, 02/25/34	110
82	Series 2004-4, Class 3A1, 4.500%, 04/25/19	84
106	Series 2004-6, Class 15PO, PO, 07/25/19	100
183	Series 2004-8, Class 1A1, 4.750%, 08/25/19	189
79	Series 2004-8, Class PO, PO, 08/25/19	75

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
976	Series 2006-2, Class 1A30, 6.000%, 06/25/36	937
3,289	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.557%, 05/25/35 (e)	2,595
2,151	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,721
1,159	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A1, VAR, 2.515%, 12/25/34	1,172
63	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	70
789	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.528%, 02/25/35	742
	Nomura Asset Acceptance Corp.,
421	Series 2003-A1, Class A1, 5.500%, 05/25/33	425
128	Series 2003-A1, Class A2, 6.000%, 05/25/33	135
62	Series 2003-A1, Class A5, 7.000%, 04/25/33	66
9	Series 2003-A1, Class A7, 5.000%, 04/25/18	9
613	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	619
	Paine Webber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	2
12	Series P, Class 4, 8.500%, 08/01/19	14
545	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.855%, 05/25/35	549
	RALI Trust,
177	Series 2002-QS16, Class A3, IF, 16.189%, 10/25/17	200
596	Series 2002-QS8, Class A5, 6.250%, 06/25/17	612
5,739	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,937
1,176	Series 2003-QS12, Class A2A, IF, IO, 7.392%, 06/25/18	162
358	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	31
2,310	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,362
741	Series 2003-QS18, Class A1, 5.000%, 09/25/18	764
2,049	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,131
474	Series 2003-QS3, Class A2, IF, 16.044%, 02/25/18	526
368	Series 2003-QS3, Class A8, IF, IO, 7.392%, 02/25/18	29
1,226	Series 2003-QS9, Class A3, IF, IO, 7.342%, 05/25/18	169
2,684	Series 2004-QA6, Class NB2, VAR, 3.258%, 12/26/34	2,205
35	Series 2004-QS8, Class A2, 5.000%, 06/25/34	35
	RBSSP Resecuritization Trust,
696	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	734
782	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	795
1,053	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,071
544	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	561
1,591	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,686
1,394	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,396
635	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	640
	Residential Asset Securitization Trust,
549	Series 2003-A13, Class A3, 5.500%, 01/25/34	550
57	Series 2003-A14, Class A1, 4.750%, 02/25/19	59
3,774	Series 2005-A2, Class A4, IF, IO, 4.843%, 03/25/35	688
1,072	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	793
	RFMSI Trust,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,153
239	Series 2003-S14, Class A4, PO, 07/25/18	226
404	Series 2004-S3, Class A1, 4.750%, 03/25/19	415
990	Series 2004-S6, Class 2A6, PO, 06/25/34	854
191	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	196
905	Series 2005-SA4, Class 1A1, VAR, 3.133%, 09/25/35	761
35	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	28

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Salomon Brothers Mortgage Securities VII, Inc.,
505	Series 2003-HYB1, Class A, VAR, 3.099%, 09/25/33	512
78	Series 2003-UP2, Class PO1, PO, 12/25/18	71
	Springleaf Mortgage Loan Trust,
2,411	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,483
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,214
959	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	971
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,581
3,918	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	3,958
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,002
4,728	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	4,740
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,132
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	590
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	456
267	Series 2012-3A, Class M4, VAR, 4.440%, 12/25/59 (e)	268
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.891%, 06/25/34	2,848
949	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.867%, 10/19/34	910
	Structured Asset Securities Corp.,
69	Series 2002-10H, Class 1AP, PO, 05/25/32	55
95	Series 2003-8, Class 1A2, 5.000%, 04/25/18	97
496	Series 2003-31A, Class B1, VAR, 2.823%, 10/25/33	205
1,313	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,328
2,371	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,364
370	Series 2005-6, Class 4A1, 5.000%, 05/25/35	376
583	Series 2005-10, Class 5A9, 5.250%, 12/25/34	571
780	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.848%, 09/25/43	775
	Vericrest Opportunity Loan Transferee,
1,757	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	1,761
4,900	Series 2012-NL3A, Class A, 2.734%, 11/25/60 (e)	4,900
	Vericrest Opportunity Loan Trust,
280	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (i)	281
308	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (i)	312
	WaMu Mortgage Pass-Through Certificates,
249	Series 2003-AR8, Class A, VAR, 2.460%, 08/25/33	255
4,028	Series 2003-AR9, Class 1A6, VAR, 2.444%, 09/25/33	4,108
625	Series 2003-AR9, Class 2A, VAR, 2.546%, 09/25/33	628
46	Series 2003-S11, Class 2A5, IF, 16.479%, 11/25/33	46
534	Series 2003-S8, Class A6, 4.500%, 09/25/18	553
2,624	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,752
249	Series 2003-S9, Class P, PO, 10/25/33	232
333	Series 2004-AR3, Class A1, VAR, 2.572%, 06/25/34	339
279	Series 2004-AR3, Class A2, VAR, 2.572%, 06/25/34	284
2,627	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,623
434	Series 2006-AR10, Class 2P, VAR, 09/25/36	261
288	Series 2006-AR12, Class 2P, VAR, 10/25/36	170
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
12,492	Series 2005-2, Class 1A4, IF, IO, 4.843%, 04/25/35	2,192
2,585	Series 2005-2, Class 2A3, IF, IO, 4.793%, 04/25/35	370
3,153	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	865
3,700	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,540

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,167	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	843
1,000	Series 2005-6, Class 2A4, 5.500%, 08/25/35	889
5,870	Series 2005-6, Class 2A9, 5.500%, 08/25/35	5,146
2,218	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,229
	Wells Fargo Mortgage-Backed Securities Trust,
174	Series 2003-11, Class 1APO, PO, 10/25/18	165
602	Series 2003-13, Class A7, 4.500%, 11/25/18	613
578	Series 2003-15, Class 1A1, 4.750%, 12/25/18	597
111	Series 2003-15, Class APO, PO, 12/25/18	98
535	Series 2003-16, Class 2A1, 4.500%, 12/25/18	549
425	Series 2003-K, Class 1A1, VAR, 4.434%, 11/25/33	436
804	Series 2003-K, Class 1A2, VAR, 4.434%, 11/25/33	829
216	Series 2004-2, Class APO, PO, 02/25/19	204
284	Series 2004-7, Class 2A1, 4.500%, 07/25/19	291
281	Series 2004-7, Class 2A2, 5.000%, 07/25/19	291
807	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	813
883	Series 2004-EE, Class 2A1, VAR, 2.626%, 12/25/34	910
900	Series 2004-EE, Class 3A1, VAR, 3.049%, 12/25/34	932
4,389	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	4,433
902	Series 2004-V, Class 1A1, VAR, 2.652%, 10/25/34	923
586	Series 2005-1, Class 2A1, 5.000%, 01/25/20	617
148	Series 2005-13, Class APO, PO, 11/25/20	136
529	Series 2005-16, Class APO, PO, 01/25/36	397
545	Series 2005-AR16, Class 2A1, VAR, 2.686%, 02/25/34	538
833	Series 2005-AR8, Class 2A1, VAR, 2.733%, 06/25/35	850
1,035	Series 2006-2, Class APO, PO, 03/25/36	571
502	Series 2006-4, Class 1APO, PO, 04/25/36	369
2,370	Series 2007-7, Class A7, 6.000%, 06/25/37	2,384
656	Series 2007-11, Class A14, 6.000%, 08/25/37	651

		410,031

	Total Collateralized Mortgage Obligations (Cost $1,075,274)	1,170,244

Commercial Mortgage-Backed Securities — 2.7%
2,567	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,580
	Banc of America Commercial Mortgage Trust,
365	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	411
2,270	Series 2006-4, Class A4, 5.634%, 07/10/46	2,608
915	Series 2006-5, Class A4, 5.414%, 09/10/47	1,040
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	436
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,712
2,992	Series 2005-6, Class ASB, VAR, 5.363%, 09/10/47	3,083
560	Banc of America Re-REMIC Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	577
2,500	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,564
	Bear Stearns Commercial Mortgage Securities,
42,997	Series 2005-PWR8, Class X1, IO, VAR, 0.300%, 06/11/41 (e)	587
982	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,024
3,148	Series 2006-PW11, Class A4, VAR, 5.619%, 03/11/39	3,562
100,004	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.198%, 12/11/49 (e)	772

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
1,250	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,340
605	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	687
	Commercial Mortgage Pass-Through Certificates,
1,100	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,206
700	Series 2006-C2, Class A3, VAR, 5.855%, 03/15/39	792
3,068	Series 2012-CR2, Class XA, IO, VAR, 2.137%, 08/15/45	393
25,717	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.956%, 08/15/48	599
757	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	759
2,267	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,384
2,293	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,360
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,970
4,265	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,722
	Greenwich Capital Commercial Funding Corp.,
500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	528
300	Series 2006-GG7, Class AM, VAR, 6.064%, 07/10/38	334
	GS Mortgage Securities Corp. II,
1,850	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,969
850	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	960
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,123
	JP Morgan Chase Commercial Mortgage Securities Corp.,
1,000	Series 2005-CB11, Class AJ, VAR, 5.540%, 08/12/37	1,073
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	400
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,118
44,648	Series 2006-C7, Class XW, IO, VAR, 0.840%, 11/15/38 (e)	934
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	334
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,458
1,613	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,618
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.666%, 02/12/39	3,627
30,487	Series 2006-4, Class XC, IO, VAR, 0.237%, 12/12/49 (e)	381
	Morgan Stanley Capital I Trust,
39,072	Series 2006-IQ12, Class X1, IO, VAR, 0.160%, 12/15/43 (e)	550
84,902	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	522
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	864
	Morgan Stanley Re-REMIC Trust,
95	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	95
3,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	3,565
371	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	371
3,100	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,264
3,990	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	4,030
7,214	Series 2012-XA, Class A, 2.000%, 07/27/49	7,302
1,500	Series 2012-XA, Class B, 0.250%, 07/28/49	1,119
2,367	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.407%, 08/25/29 (e)	2,355
2,112	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,124
5,268	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.585%, 08/15/39	5,581
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,388

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,142
10,568	Series 2012-C2, Class XA, IO, VAR, 1.987%, 05/10/63 (e)	1,124
1,398	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,433
3,200	Wells Fargo Re-REMIC Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	3,196
800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	868
1,700	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,942

	Total Commercial Mortgage-Backed Securities (Cost $93,880)	99,860

Corporate Bonds — 19.8%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	634
675	4.250%, 03/01/21	746
1,000	5.250%, 12/01/41	1,152

		2,532

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	427
739	2.625%, 09/15/16 (e)	771
1,425	2.950%, 01/11/17 (e)	1,501
1,000	6.500%, 11/15/13	1,054

		3,753

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	404

	Household Durables — 0.0% (g)
505	Newell Rubbermaid, Inc., 4.700%, 08/15/20	563

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	154
252	5.750%, 04/15/20	303
150	7.875%, 09/01/23	192
1,000	7.875%, 07/30/30	1,397
190	8.875%, 05/15/19	259
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	374
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	645
	Comcast Corp.,
2,885	5.900%, 03/15/16	3,336
400	6.450%, 03/15/37	520
1,355	6.500%, 11/15/35	1,754
	COX Communications, Inc.,
446	3.250%, 12/15/22 (e)	451
505	5.450%, 12/15/14	553
125	8.375%, 03/01/39 (e)	190
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	575
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
400	3.800%, 03/15/22	408
1,000	4.600%, 02/15/21	1,084
772	5.000%, 03/01/21	862
2,000	6.000%, 08/15/40	2,181
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,150
319	4.950%, 05/15/42	347
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,728
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	341
800	5.950%, 04/01/41	979
515	6.400%, 04/30/40	660
	News America, Inc.,
100	6.200%, 12/15/34	122
400	6.650%, 11/15/37	514
250	6.900%, 08/15/39	334

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
1,075	7.300%, 04/30/28	1,380
500	8.000%, 10/17/16	621
415	8.875%, 04/26/23	556
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,412
325	4.700%, 10/15/19	370
493	5.950%, 07/15/13	509
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	399
2,127	5.850%, 05/01/17	2,521
400	6.550%, 05/01/37	499
800	8.250%, 04/01/19	1,067
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	172
1,250	8.375%, 07/15/33	1,822
	Time Warner, Inc.,
525	4.750%, 03/29/21	607
313	5.375%, 10/15/41	354
150	6.200%, 03/15/40	188
437	6.250%, 03/29/41	549
250	7.625%, 04/15/31	343
171	7.700%, 05/01/32	238
	Viacom, Inc.,
208	1.250%, 02/27/15	210
500	3.125%, 06/15/22	514
808	3.875%, 12/15/21	891
464	4.375%, 03/15/43 (e)	449
100	4.500%, 03/01/21	114
250	4.500%, 02/27/42	250
333	Walt Disney Co. (The), 0.450%, 12/01/15	331

		37,779

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	430
275	6.250%, 12/15/17	337
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	512
157	5.125%, 01/15/42	173
200	7.450%, 07/15/17	250
455	Nordstrom, Inc., 4.000%, 10/15/21	513
	Target Corp.,
200	6.000%, 01/15/18	248
800	7.000%, 01/15/38	1,181

		3,644

	Specialty Retail — 0.2%
533	Gap, Inc. (The), 5.950%, 04/12/21	608
1,765	Home Depot, Inc. (The), 5.400%, 03/01/16	2,027
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	826
326	5.125%, 11/15/41	384
750	7.110%, 05/15/37	1,032
590	Staples, Inc., 9.750%, 01/15/14	645

		5,522

	Total Consumer Discretionary	54,197

	Consumer Staples — 1.1%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	724
905	5.750%, 04/01/36	1,170
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	116
515	7.750%, 01/15/19	692
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	520
410	4.875%, 03/15/19	487
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	269
510	4.828%, 07/15/20	606

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	901
530	5.500%, 04/01/13	538
255	Diageo Investment Corp., 8.000%, 09/15/22	372
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	981
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	356
	PepsiCo, Inc.,
150	0.800%, 08/25/14	151
287	1.250%, 08/13/17	290
368	3.000%, 08/25/21	394
54	7.900%, 11/01/18	74
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	585
698	3.750%, 01/15/22 (e)	758
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	739
250	6.500%, 07/01/16 (e)	295

		11,018

	Food & Staples Retailing — 0.3%
849	Costco Wholesale Corp., 0.650%, 12/07/15	850
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,209
250	6.125%, 09/15/39	320
1,090	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,325
	Kroger Co. (The),
1,100	5.000%, 04/15/42	1,188
850	7.500%, 01/15/14	914
2,460	7.500%, 04/01/31	3,231
1,031	Walgreen Co., 3.100%, 09/15/22	1,049
	Wal-Mart Stores, Inc.,
550	4.550%, 05/01/13	559
752	5.250%, 09/01/35	929
215	6.200%, 04/15/38	298
350	7.550%, 02/15/30	523

		12,395

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	169
1,305	8.500%, 06/15/19	1,690
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	217
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	625
535	4.307%, 05/14/21 (e)	594
850	7.350%, 03/06/19 (e)	1,075
286	ConAgra Foods, Inc., 2.100%, 03/15/18	288
225	H.J. Heinz Co., 6.375%, 07/15/28	272
	Kellogg Co.,
365	1.750%, 05/17/17	374
608	3.125%, 05/17/22	638
477	4.250%, 03/06/13	482
1,200	5.125%, 12/03/12	1,200
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22 (e)	869
694	5.000%, 06/04/42 (e)	779
1,187	6.125%, 08/23/18 (e)	1,463
1,793	6.875%, 01/26/39 (e)	2,430
	Mondelez International, Inc.,
378	6.125%, 02/01/18	463
1,480	6.500%, 08/11/17	1,818

		15,446

	Household Products — 0.1%
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	224
66	7.500%, 11/01/18	89
876	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,162

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Household Products — Continued
110	Procter & Gamble Co. (The), 5.500%,
	02/01/34	143

		1,618

	Total Consumer Staples	40,477

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
225	Cameron International Corp., 1.600%, 04/30/15	228
1,605	Halliburton Co., 7.450%, 09/15/39	2,425
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	190
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	120
83	5.250%, 03/15/42	90
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	475
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	369
256	6.375%, 12/15/21	309
905	6.500%, 11/15/20	1,090
198	7.350%, 12/15/41	260
100	7.500%, 04/15/31	124
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	318
113	5.950%, 04/15/42	114
350	9.875%, 03/01/39	482

		6,594

	Oil, Gas & Consumable Fuels — 1.1%
160	Alberta Energy Co., Ltd., (Canada),
	7.375%, 11/01/31	207
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	133
2,000	7.625%, 03/15/14	2,160
265	8.700%, 03/15/19	362
	Apache Corp.,
615	2.625%, 01/15/23	618
190	3.250%, 04/15/22	203
556	4.750%, 04/15/43	609
500	6.900%, 09/15/18	634
92	BP Capital Markets plc, (United Kingdom), 1.375%, 11/06/17	92
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,375
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	213
490	4.450%, 09/15/42	510
1,000	Chevron Corp., 4.950%, 03/03/19	1,198
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	607
	ConocoPhillips,
325	5.200%, 05/15/18	388
450	5.750%, 02/01/19	559
150	6.000%, 01/15/20	192
200	6.500%, 02/01/39	284
	Devon Energy Corp.,
750	3.250%, 05/15/22	784
522	4.750%, 05/15/42	562
360	6.300%, 01/15/19	450
	Encana Corp., (Canada),
545	6.500%, 05/15/19	675
150	6.500%, 08/15/34	184
925	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	980
	EOG Resources, Inc.,
379	2.625%, 03/15/23	385
600	4.100%, 02/01/21	691
180	Hess Corp., 7.875%, 10/01/29	253
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	258
800	7.875%, 09/15/31	1,079
	Marathon Oil Corp.,
888	5.900%, 03/15/18	1,083
1,620	6.000%, 10/01/17	1,970
402	Occidental Petroleum Corp., 1.750%, 02/15/17	414

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,020	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	1,147
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	395
1,045	6.800%, 05/15/38	1,409
	Phillips 66,
314	2.950%, 05/01/17 (e)	335
182	4.300%, 04/01/22 (e)	201
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	214
270	1.875%, 03/25/13	271
275	4.000%, 03/21/14	287
1,020	4.300%, 09/22/19	1,187
1,005	4.375%, 03/25/20	1,178
1,280	6.375%, 12/15/38	1,838
	Statoil ASA, (Norway),
353	1.200%, 01/17/18	355
406	2.450%, 01/17/23	405
467	3.125%, 08/17/17	508
300	3.150%, 01/23/22	320
253	4.250%, 11/23/41	275
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	221
250	6.850%, 06/01/39	343
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,274
375	5.850%, 02/01/37	430
850	7.750%, 06/01/19	1,096
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	561
400	Tosco Corp., 8.125%, 02/15/30	601
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	266
508	1.550%, 06/28/17	519
233	2.875%, 02/17/22	244
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,467
370	4.125%, 01/28/21	422
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,113

		40,129

	Total Energy	46,723

	Financials — 9.9%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	361
1,789	2.400%, 01/17/17	1,888
900	2.950%, 06/18/15	949
413	3.550%, 09/23/21	453
750	4.600%, 01/15/20	870
310	5.125%, 08/27/13	321
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,288
540	3.500%, 12/10/14	571
652	5.000%, 12/10/19	777
385	6.250%, 09/15/17	472
	Blackstone Holdings Finance Co. LLC,
1,940	5.875%, 03/15/21 (e)	2,187
736	6.250%, 08/15/42 (e)	812
260	Charles Schwab Corp. (The), 3.225%, 09/01/22 (e)	263
755	Credit Suisse USA, Inc., 5.125%, 08/15/15	838
500	FMR LLC, 6.450%, 11/15/39 (e)	625
	Goldman Sachs Group, Inc. (The),
400	3.300%, 05/03/15	417
3,060	3.625%, 02/07/16	3,243
492	3.700%, 08/01/15	519
1,056	4.750%, 07/15/13	1,081
2,658	5.150%, 01/15/14	2,776

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
848	5.250%, 07/27/21	970
1,366	5.375%, 03/15/20	1,565
750	5.500%, 11/15/14	809
800	5.750%, 01/24/22	950
4,100	5.950%, 01/18/18	4,745
949	6.000%, 06/15/20	1,125
240	6.150%, 04/01/18	280
340	6.250%, 09/01/17	397
685	6.750%, 10/01/37	762
2,570	7.500%, 02/15/19	3,226
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	460
1,015	5.125%, 04/13/18	1,059
1,000	6.450%, 06/08/27	1,055
780	8.500%, 07/15/19	915
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,303
1,400	6.250%, 01/14/21 (e)	1,538
750	7.300%, 08/01/14 (e)	813
250	7.625%, 08/13/19 (e)	295
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,363
1,702	6.150%, 04/25/13	1,738
2,996	6.400%, 08/28/17	3,509
1,564	6.875%, 04/25/18	1,881
	Morgan Stanley,
625	4.000%, 07/24/15	654
893	4.200%, 11/20/14	934
4,225	5.300%, 03/01/13	4,272
1,000	5.450%, 01/09/17	1,102
1,021	5.500%, 07/24/20	1,153
380	5.500%, 07/28/21	434
1,265	5.625%, 09/23/19	1,427
360	5.750%, 01/25/21	411
1,200	6.000%, 05/13/14	1,272
400	6.625%, 04/01/18	466
370	6.750%, 10/15/13	387
970	7.300%, 05/13/19	1,177
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,105
150	5.000%, 03/04/15	159
1,150	6.700%, 03/04/20	1,356
226	Northern Trust Corp., 5.500%, 08/15/13	234
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	418
2,300	3.875%, 01/15/15	2,432
365	4.875%, 08/04/20	426
500	5.750%, 04/25/18	597
425	5.875%, 12/20/17	506

		73,391

	Commercial Banks — 3.3%
550	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	578
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,337
900	3.250%, 03/01/16 (e)	961
228	4.875%, 01/12/21 (e)	268
	Bank of America Corp.,
520	3.625%, 03/17/16	551
300	4.900%, 05/01/13	305
2,065	5.000%, 05/13/21	2,368
2,720	5.625%, 10/14/16	3,095
740	5.625%, 07/01/20	874
645	5.650%, 05/01/18	747
420	5.750%, 12/01/17	486
400	5.875%, 01/05/21	478

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
600	7.625%, 06/01/19	767
1,510	7.800%, 09/15/16	1,774
1,455	Bank of America N.A., 5.300%, 03/15/17	1,627
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14 (e)	753
1,666	1.400%, 09/11/17	1,674
1,106	2.550%, 11/06/22	1,104
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,066
2,000	2.550%, 01/12/17	2,112
737	3.400%, 01/22/15	780
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
1,275	2.350%, 02/23/17 (e)	1,331
679	3.850%, 01/22/15 (e)	720
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	286
1,150	2.500%, 01/23/13	1,153
800	2.500%, 09/21/15 (e)	834
1,735	2.750%, 02/23/15	1,795
310	Series 1, 5.000%, 09/22/16	349
700	5.200%, 07/10/14	746
1,000	6.050%, 12/04/17 (e)	1,096
	BB&T Corp.,
655	3.375%, 09/25/13	670
750	3.950%, 04/29/16	822
740	4.900%, 06/30/17	842
1,885	5.700%, 04/30/14	2,018
370	6.850%, 04/30/19	471
695	Branch Banking & Trust Co., 5.625%, 09/15/16	790
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227
4,000	2.600%, 07/02/15 (e)	4,213
260	Comerica, Inc., 3.000%, 09/16/15	275
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,132
	Credit Suisse, (Switzerland),
500	5.000%, 05/15/13	510
942	5.500%, 05/01/14	1,004
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	690
970	3.875%, 08/18/14	1,021
355	6.000%, 09/01/17	427
2,011	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	2,088
760	Fifth Third Bancorp, 5.450%, 01/15/17	858
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,780
1,438	3.100%, 05/24/16 (e)	1,530
666	4.125%, 08/12/20 (e)	743
575	4.750%, 01/19/21 (e)	669
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	549
530	4.875%, 01/14/22	618
556	5.100%, 04/05/21	661
600	6.100%, 01/14/42	802
1,500	HSBC USA, Inc., 2.375%, 02/13/15	1,545
	ING Bank N.V., (Netherlands),
216	2.000%, 09/25/15 (e)	218
1,445	3.750%, 03/07/17 (e)	1,535
500	KeyCorp, 6.500%, 05/14/13	513
2,847	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	3,106
2,100	Manufacturers & Traders Trust Co.,
	6.625%, 12/04/17	2,554
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,556
1,500	2.500%, 01/08/13 (e)	1,503
750	2.750%, 09/28/15 (e)	785

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
1,000	3.000%, 07/27/16 (e)	1,062
795	3.750%, 03/02/15 (e)	844
1,353	National Bank of Canada, (Canada),
	1.650%, 01/30/14 (e)	1,373
250	National City Bank, 5.800%, 06/07/17	296
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	606
1,800	3.125%, 03/20/17 (e)	1,917
945	4.875%, 05/13/21 (e)	1,003
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	849
400	PNC Bank N.A., 6.875%, 04/01/18	504
	PNC Funding Corp.,
659	3.300%, 03/08/22	703
567	4.375%, 08/11/20	654
940	5.250%, 11/15/15	1,052
950	5.625%, 02/01/17	1,103
595	6.700%, 06/10/19	765
	Rabobank Nederland N.V., (Netherlands),
143	2.125%, 10/13/15	148
2,400	3.200%, 03/11/15 (e)	2,517
455	3.375%, 01/19/17	489
789	3.875%, 02/08/22	857
500	5.800%, 09/30/10 (e)	592
985	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	991
927	Sparebank 1 Boligkreditt AS, (Norway),
	1.750%, 11/15/19 (e)	921
820	SunTrust Banks, Inc., 6.000%, 09/11/17	979
1,411	Svenska Handelsbanken AB, (Sweden),
	3.125%, 07/12/16	1,497
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,415
1,140	2.200%, 07/29/15 (e)	1,190
	U.S. Bancorp,
550	1.650%, 05/15/17	563
675	2.450%, 07/27/15	708
540	3.000%, 03/15/22	571
566	4.125%, 05/24/21	654
1,107	7.500%, 06/01/26	1,466
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,123
250	6.000%, 11/15/17	301
1,125	6.600%, 01/15/38	1,561
	Wachovia Corp.,
695	4.875%, 02/15/14	725
2,155	5.500%, 05/01/13	2,200
4,780	5.750%, 02/01/18	5,760
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,931
850	3.500%, 03/08/22	916
500	4.600%, 04/01/21	580
2,350	5.625%, 12/11/17	2,819
1,025	SUB, 3.676%, 06/15/16	1,116
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,632
250	5.750%, 05/16/16	287
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	967
2,141	4.875%, 11/19/19	2,506

		124,453

	Consumer Finance — 0.9%
700	American Express Co., 7.000%, 03/19/18	894
	American Express Credit Corp.,
361	2.375%, 03/24/17	379
1,028	2.800%, 09/19/16	1,093
1,150	5.125%, 08/25/14	1,236
1,135	5.875%, 05/02/13	1,160
400	7.300%, 08/20/13	419

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	678
363	1.500%, 09/11/17 (e)	365
565	2.125%, 02/28/17 (e)	581
405	2.375%, 03/18/13 (e)	407
1,599	2.600%, 09/20/16 (e)	1,685
150	7.625%, 10/01/18 (e)	196
1,375	Capital One Bank USA N.A., 8.800%, 07/15/19	1,862
	Capital One Financial Corp.,
273	1.000%, 11/06/15	272
1,165	6.750%, 09/15/17	1,436
2,140	7.375%, 05/23/14	2,340
	Ford Motor Credit Co. LLC,
1,253	3.000%, 06/12/17	1,277
1,917	3.984%, 06/15/16	2,025
561	4.207%, 04/15/16	596
200	4.250%, 09/20/22	208
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,024
3,538	5.000%, 06/30/15	3,845
2,200	5.250%, 01/15/14	2,301
207	7.350%, 11/27/32	250
	John Deere Capital Corp.,
759	1.200%, 10/10/17	763
335	1.700%, 01/15/20	334
400	2.250%, 04/17/19	415
233	3.150%, 10/15/21	249
265	4.500%, 04/03/13	268
663	PACCAR Financial Corp., 1.600%, 03/15/17	677
1,033	SLM Corp., 5.375%, 01/15/13	1,036
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,130
2,480	2.000%, 09/15/16	2,571
962	3.200%, 06/17/15	1,022
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	334

		35,328

	Diversified Financial Services — 1.8%
1,221	Associates Corp. of North America, 6.950%, 11/01/18	1,479
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	276
	BP Capital Markets plc, (United Kingdom),
929	1.846%, 05/05/17	950
900	4.742%, 03/11/21	1,057
2,122	5.250%, 11/07/13	2,215
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	769
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	416
705	4.900%, 08/15/13	727
560	5.500%, 03/15/16	646
1,300	6.200%, 09/30/13	1,360
305	7.050%, 10/01/18	395
545	7.150%, 02/15/19	718
	Citigroup, Inc.,
450	2.250%, 08/07/15	462
500	4.450%, 01/10/17	555
433	4.500%, 01/14/22	487
842	4.587%, 12/15/15	921
856	4.700%, 05/29/15	925
1,022	4.750%, 05/19/15	1,104
3,127	5.000%, 09/15/14	3,293
1,270	5.125%, 05/05/14	1,340
1,225	5.375%, 08/09/20	1,446
321	5.875%, 01/30/42	400
120	6.000%, 12/13/13	126
2,154	6.000%, 08/15/17	2,534
780	6.010%, 01/15/15	854

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
350	6.125%, 11/21/17	416
555	6.375%, 08/12/14	601
600	6.500%, 08/19/13	624
250	6.625%, 01/15/28	306
400	8.125%, 07/15/39	604
1,409	8.500%, 05/22/19	1,885
	CME Group, Inc.,
1,155	3.000%, 09/15/22	1,184
1,786	5.400%, 08/01/13	1,845
1,500	5.750%, 02/15/14	1,590
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,239
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	156
355	2.750%, 03/15/17 (e)	372
559	4.500%, 08/16/21 (e)	616
436	5.625%, 03/15/42 (e)	490
350	6.375%, 10/15/17 (e)	428
746	6.700%, 06/01/34 (e)	918
	General Electric Capital Corp.,
1,100	1.625%, 07/02/15	1,116
750	2.300%, 04/27/17	775
2,000	3.150%, 09/07/22	2,046
650	4.625%, 01/07/21	738
2,100	4.650%, 10/17/21	2,386
191	5.300%, 02/11/21	221
2,500	5.400%, 02/15/17	2,889
6,165	5.625%, 05/01/18	7,345
1,000	5.650%, 06/09/14	1,073
310	5.875%, 01/14/38	376
2,622	6.750%, 03/15/32	3,421
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,851
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	546
	National Rural Utilities Cooperative Finance Corp.,
665	4.750%, 03/01/14	699
200	10.375%, 11/01/18	297
640	Textron Financial Corp., 5.400%, 04/28/13	651

		65,159

	Insurance — 1.5%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	477
410	5.600%, 05/15/15	457
	Aflac, Inc.,
228	2.650%, 02/15/17	241
260	4.000%, 02/15/22	284
317	6.450%, 08/15/40	395
200	8.500%, 05/15/19	273
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	697
1,047	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,068
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,521
2,985	5.450%, 05/18/17	3,420
	Aon Corp.,
402	3.125%, 05/27/16	425
336	3.500%, 09/30/15	355
306	6.250%, 09/30/40	407
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,195
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	245
233	3.000%, 05/15/22	245
1,574	4.400%, 05/15/42	1,646
1,000	4.600%, 05/15/13	1,019
605	5.000%, 08/15/13	624

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
1,670	5.400%, 05/15/18	2,019
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,500
840	3.750%, 08/15/21	934
120	Chubb Corp. (The), 5.750%, 05/15/18	149
	CNA Financial Corp.,
750	5.850%, 12/15/14	815
785	5.875%, 08/15/20	924
870	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	888
372	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	404
	Lincoln National Corp.,
345	4.200%, 03/15/22	367
253	4.850%, 06/24/21	282
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	330
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,553
540	2.300%, 09/28/15 (e)	562
626	2.500%, 10/17/22 (e)	623
338	2.875%, 04/21/14 (e)	348
920	MetLife Institutional Funding II, VAR, 1.254%, 04/04/14 (e)	928
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,204
535	MetLife, Inc., 6.817%, 08/15/18	675
	Metropolitan Life Global Funding I,
604	1.700%, 06/29/15 (e)	617
1,150	2.000%, 01/10/14 (e)	1,168
1,250	2.500%, 01/11/13 (e)	1,253
820	2.500%, 09/29/15 (e)	857
400	3.125%, 01/11/16 (e)	425
1,900	3.650%, 06/14/18 (e)	2,094
1,277	3.875%, 04/11/22 (e)	1,388
200	5.125%, 04/10/13 (e)	203
100	5.125%, 06/10/14 (e)	107
1,093	5.200%, 09/18/13 (e)	1,131
265	Monumental Global Funding III, 5.500%, 04/22/13 (e)	270
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,519
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	741
350	1.300%, 01/12/15 (e)	355
775	4.650%, 05/09/13 (e)	789
2,637	5.375%, 09/15/13 (e)	2,738
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	695
410	5.150%, 04/15/13 (e)	417
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	810
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,251
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	601
215	Principal Life Income Funding Trusts, 5.300%, 12/14/12	215
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,380
275	Travelers Cos., Inc. (The), 5.800%, 05/15/18	336
325	Travelers Property Casualty Corp., 5.000%, 03/15/13	329

		55,355

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
600	5.875%, 09/15/20	643
320	6.250%, 08/15/16	351
1,340	6.650%, 01/15/18	1,512
608	ERP Operating LP, 4.625%, 12/15/21	686
	HCP, Inc.,
331	2.625%, 02/01/20	330
161	3.750%, 02/01/19	170

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
895	5.375%, 02/01/21	1,030
	Simon Property Group LP,
917	2.150%, 09/15/17	949
579	4.125%, 12/01/21	652
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	228
705	5.625%, 08/15/14	762
675	6.100%, 05/01/16	785
345	6.125%, 05/30/18	424
370	6.750%, 05/15/14	396
440	WEA Finance LLC, 7.125%, 04/15/18 (e)	543
579	WEA Finance LLC/WT Finance Aust Pty Ltd., 3.375%, 10/03/22 (e)	590
1,408	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,743

		11,828

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	441
	Stadshypotek AB, (Sweden),
1,463	1.450%, 09/30/13 (e)	1,475
1,148	1.875%, 10/02/19 (e)	1,155

		3,071

	Total Financials	368,585

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,102
237	4.500%, 03/15/20	270
500	4.950%, 10/01/41	550
2,000	5.150%, 11/15/41	2,281
265	5.650%, 06/15/42	322
570	5.700%, 02/01/19	688
720	5.750%, 03/15/40	868
1,336	Celgene Corp., 3.250%, 08/15/22	1,372

		7,453

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	396
245	4.625%, 03/15/15	266
100	Becton Dickinson and Co., 5.000%, 05/15/19	120

		782

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
265	4.500%, 05/15/42	279
440	6.750%, 12/15/37	607
164	McKesson Corp., 0.950%, 12/04/15	165
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	387
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	176
975	3.375%, 11/15/21	1,050
620	6.625%, 11/15/37	840
	WellPoint, Inc.,
615	3.125%, 05/15/22	626
280	3.300%, 01/15/23	288
500	4.625%, 05/15/42	522
535	4.650%, 01/15/43	562
172	5.875%, 06/15/17	204
115	7.000%, 02/15/19	144

		5,850

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
952	1.750%, 11/06/17 (e)	965
609	2.900%, 11/06/22 (e)	622
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	691
	GlaxoSmithKline Capital, Inc.,
485	4.375%, 04/15/14	511
750	5.650%, 05/15/18	920
530	6.375%, 05/15/38	743
	Merck & Co., Inc.,
474	2.400%, 09/15/22	480

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
650	6.000%, 09/15/17	803
275	Watson Pharmaceuticals, Inc., 3.250%, 10/01/22	283

		6,018

	Total Health Care	20,103

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	482
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	831
390	Honeywell International, Inc., 5.300%, 03/01/18	471
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	403
292	4.850%, 09/15/41	330
1,144	5.720%, 06/01/40	1,480
	United Technologies Corp.,
214	1.800%, 06/01/17	221
681	3.100%, 06/01/22	733
914	4.500%, 06/01/42	1,039
1,261	6.125%, 02/01/19	1,587

		7,577

	Air Freight & Logistics — 0.0% (g)
214	United Parcel Service, Inc., 2.450%, 10/01/22	217

	Airlines — 0.1%
252	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	264
656	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	669
264	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	288
447	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	500
212	Continental Airlines, 2012-2 Class A Pass-Through Certificates, 4.000%, 10/29/24	222
574	Delta Air Lines, 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	625
213	Delta Air Lines, 2011-1 Class A Pass-Through Trust, Series A, 5.300%, 04/15/19	233
482	Delta Air Lines, 2012-1 Class A Pass-
	Through Trust, 4.750%, 05/07/20	512

		3,313

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
420	3.500%, 07/15/22 (e)	422
328	4.875%, 07/15/42 (e)	331
	Pitney Bowes, Inc.,
575	4.875%, 08/15/14	600
1,020	5.000%, 03/15/15	1,061
200	5.600%, 03/15/18	212
614	Republic Services, Inc., 3.550%, 06/01/22	647
	Waste Management, Inc.,
214	4.750%, 06/30/20	247
455	7.375%, 03/11/19	584

		4,104

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	229
292	2.875%, 05/08/22	302
145	4.375%, 05/08/42	162
789	Fluor Corp., 3.375%, 09/15/21	852

		1,545

	Industrial Conglomerates — 0.1%
592	Danaher Corp., 3.900%, 06/23/21	669
212	General Electric Co., 2.700%, 10/09/22	216
	Koninklijke Philips Electronics N.V., (Netherlands),
970	3.750%, 03/15/22	1,070
409	5.750%, 03/11/18	497
130	7.200%, 06/01/26	175
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	352
	Turlock Corp.,
182	1.500%, 11/02/17 (e)	183
170	4.000%, 11/02/32 (e)	173

		3,335

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	167
	Deere & Co.,
819	2.600%, 06/08/22	837
346	3.900%, 06/09/42	358
	Eaton Corp.,
500	5.600%, 05/15/18	596
300	7.625%, 04/01/24	396
1,920	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,002
290	Ingersoll-Rand Co., 6.391%, 11/15/27	354
205	Parker Hannifin Corp., 5.500%, 05/15/18	248

		4,958

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
522	3.050%, 03/15/22	547
300	3.450%, 09/15/21	326
136	3.600%, 09/01/20	149
375	4.375%, 09/01/42	403
1,000	5.400%, 06/01/41	1,215
540	5.650%, 05/01/17	642
250	5.750%, 03/15/18	305
425	5.750%, 05/01/40	535
250	6.700%, 08/01/28	312
450	7.000%, 02/01/14	482
	CSX Corp.,
191	4.100%, 03/15/44	189
300	4.250%, 06/01/21	340
575	5.500%, 04/15/41	698
145	6.250%, 04/01/15	163
205	7.375%, 02/01/19	263
500	7.900%, 05/01/17	630
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	790
595	3.950%, 10/01/42	602
100	6.000%, 03/15/05	123
1,776	6.000%, 05/23/11	2,180
355	7.700%, 05/15/17	449
	Ryder System, Inc.,
484	2.500%, 03/01/17	494
434	3.600%, 03/01/16	460
	Union Pacific Corp.,
182	2.950%, 01/15/23	189
710	4.163%, 07/15/22	810
200	4.300%, 06/15/42	216
235	4.875%, 01/15/15	255
907	5.650%, 05/01/17	1,072
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	492
160	SUB, 8.375%, 04/01/30	245

		15,576

	Total Industrials	40,625

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,009
350	5.500%, 01/15/40	446
755	5.900%, 02/15/39	995

		2,450

	Computers & Peripherals — 0.2%
300	Dell, Inc., 7.100%, 04/15/28	366
	Hewlett-Packard Co.,
583	2.600%, 09/15/17	555
600	4.300%, 06/01/21	566
781	4.375%, 09/15/21	738
387	4.650%, 12/09/21	374
670	4.750%, 06/02/14	692
1,365	5.400%, 03/01/17	1,450
2,500	6.000%, 09/15/41	2,350

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Computers & Peripherals — Continued
1,230	6.125%, 03/01/14	1,287

		8,378

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
575	3.375%, 11/01/15	598
165	6.000%, 04/01/20	187
899	6.875%, 07/01/13	929
725	7.500%, 01/15/27	905

		2,619

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
300	2.600%, 07/15/22	305
271	4.000%, 07/15/42	264

		569

	IT Services — 0.2%
1,040	HP Enterprise Services LLC, 6.000%, 08/01/13	1,066
	International Business Machines Corp.,
409	1.250%, 02/06/17	414
2,600	5.700%, 09/14/17	3,150
690	6.220%, 08/01/27	945
1,075	7.625%, 10/15/18	1,447

		7,022

	Office Electronics — 0.0% (g)
	Xerox Corp.,
196	2.950%, 03/15/17	201
270	4.500%, 05/15/21	283
610	5.625%, 12/15/19	688
550	6.750%, 02/01/17	639
100	8.250%, 05/15/14	109

		1,920

	Semiconductors & Semiconductor Equipment — 0.1%
697	Intel Corp., 3.300%, 10/01/21	753
1,360	National Semiconductor Corp., 6.600%, 06/15/17	1,690
	Texas Instruments, Inc.,
750	1.375%, 05/15/14	761
365	1.650%, 08/03/19	367

		3,571

	Software — 0.2%
360	Intuit, Inc., 5.750%, 03/15/17	418
	Microsoft Corp.,
262	0.875%, 11/15/17	262
720	1.625%, 09/25/15	741
384	2.125%, 11/15/22	384
117	4.500%, 10/01/40	133
	Oracle Corp.,
500	5.000%, 07/08/19	602
1,412	5.250%, 01/15/16	1,604
728	5.750%, 04/15/18	892
465	6.500%, 04/15/38	655

		5,691

	Total Information Technology	32,220

	Materials — 0.5%
	Chemicals — 0.4%
269	Air Products & Chemicals, Inc., 4.150%, 02/01/13	271
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	541
385	4.125%, 11/15/21	419
203	4.250%, 11/15/20	224
200	5.250%, 11/15/41	223
370	7.375%, 11/01/29	495
250	7.600%, 05/15/14	274
158	8.550%, 05/15/19	214
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	657
350	4.900%, 01/15/41	424
1,630	6.000%, 07/15/18	2,033
150	Ecolab, Inc., 5.500%, 12/08/41	180

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Chemicals — Continued
	Mosaic Co. (The),
280	3.750%, 11/15/21	301
79	4.875%, 11/15/41	90
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	884
	PPG Industries, Inc.,
114	5.500%, 11/15/40	135
415	5.750%, 03/15/13	421
700	6.650%, 03/15/18	876
355	9.000%, 05/01/21	496
	Praxair, Inc.,
662	4.625%, 03/30/15	723
885	5.250%, 11/15/14	961
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,235
850	7.750%, 10/01/96	1,038

		13,115

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	481
425	5.500%, 04/01/14	453
560	6.500%, 04/01/19	721
1,329	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,359
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	358
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	126
550	3.750%, 09/20/21	595
650	9.000%, 05/01/19	894
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	398

		5,385

	Total Materials	18,500

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
13	AT&T Corp., 8.000%, 11/15/31	20
	AT&T, Inc.,
850	4.450%, 05/15/21	991
386	5.100%, 09/15/14	416
375	5.350%, 09/01/40	436
250	5.500%, 02/01/18	300
2,700	6.300%, 01/15/38	3,465
583	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	744
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,482
462	6.875%, 10/15/31	571
	BellSouth Telecommunications, Inc.,
683	6.300%, 12/15/15	722
300	7.000%, 10/01/25	385
117	7.000%, 12/01/95	147
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	206
2,500	5.150%, 01/15/13	2,513
600	Centel Capital Corp., 9.000%, 10/15/19	718
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,517
920	7.600%, 09/15/39	953
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	345
1,150	4.875%, 07/08/14	1,220
232	4.875%, 03/06/42 (e)	250
400	6.000%, 07/08/19	493
325	8.750%, 06/15/30	489
	France Telecom S.A., (France),
560	2.750%, 09/14/16	588
1,305	8.500%, 03/01/31	1,935
2,100	GTE Corp., 6.840%, 04/15/18	2,657
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	271

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
741	Qwest Corp., 6.750%, 12/01/21	869
	Telecom Italia Capital S.A., (Luxembourg),
1,000	4.950%, 09/30/14	1,037
1,621	5.250%, 11/15/13	1,664
765	6.999%, 06/04/18	862
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	321
880	5.855%, 02/04/13	884
515	5.877%, 07/15/19	541
300	6.421%, 06/20/16	324
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	768
443	5.550%, 02/15/16	507
100	5.850%, 09/15/35	126
175	6.400%, 02/15/38	237
1,250	7.350%, 04/01/39	1,884
1,475	Verizon Global Funding Corp., 7.750%, 12/01/30	2,170
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,006
1,012	Verizon Virginia, Inc., 4.625%, 03/15/13	1,024

		39,058

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	667
592	3.125%, 07/16/22	606
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	526
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	507
	Vodafone Group plc, (United Kingdom),
1,200	1.625%, 03/20/17	1,221
1,145	5.000%, 09/15/15	1,275

		4,802

	Total Telecommunication Services	43,860

	Utilities — 1.9%
	Electric Utilities — 1.4%
229	Alabama Power Co., 6.125%, 05/15/38	309
286	American Electric Power Co., Inc., 1.650%, 12/15/17	287
	Arizona Public Service Co.,
296	4.500%, 04/01/42	317
467	5.050%, 09/01/41	542
380	Baltimore Gas & Electric Co., 2.800%, 08/15/22	389
	Carolina Power & Light Co.,
525	2.800%, 05/15/22	546
273	4.100%, 05/15/42	288
888	5.125%, 09/15/13	921
310	5.300%, 01/15/19	376
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,266
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	939
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	221
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	774
	Consumers Energy Co.,
216	2.850%, 05/15/22	226
130	5.650%, 04/15/20	163
224	Detroit Edison Co. (The), 2.650%, 06/15/22	229
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	137
660	5.100%, 04/15/18	795
100	6.000%, 01/15/38	133
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,778
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	989
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,090
235	5.750%, 10/01/41	260
	Florida Power & Light Co.,
420	5.950%, 10/01/33	557

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
335	5.950%, 02/01/38	452
	Florida Power Corp.,
290	5.650%, 06/15/18	353
240	6.400%, 06/15/38	330
	Georgia Power Co.,
210	5.950%, 02/01/39	276
225	6.000%, 11/01/13	236
229	Great Plains Energy, Inc., 4.850%, 06/01/21	255
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,447
100	Indiana Michigan Power Co., 7.000%, 03/15/19	128
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	130
779	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	893
1,400	Kansas City Power & Light Co., 5.300%, 10/01/41	1,646
43	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	43
105	MidAmerican Energy Co., 5.300%, 03/15/18	126
	Nevada Power Co.,
55	5.375%, 09/15/40	68
305	5.450%, 05/15/41	386
720	6.500%, 08/01/18	906
100	6.650%, 04/01/36	137
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	197
255	5.350%, 06/15/13	261
725	6.000%, 03/01/19	863
280	7.875%, 12/15/15	336
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	354
	Nisource Finance Corp.,
370	3.850%, 02/15/23	384
360	4.450%, 12/01/21	401
1,256	5.800%, 02/01/42	1,431
510	Northern States Power Co., 6.250%, 06/01/36	719
	Ohio Power Co.,
320	5.750%, 09/01/13	332
310	6.050%, 05/01/18	376
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,041
110	7.000%, 09/01/22	140
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	549
71	3.250%, 09/15/21	76
217	4.450%, 04/15/42	238
390	4.500%, 12/15/41	429
780	5.625%, 11/30/17	952
160	8.250%, 10/15/18	219
	PacifiCorp,
180	5.500%, 01/15/19	220
150	5.650%, 07/15/18	185
	Peco Energy Co.,
350	2.375%, 09/15/22	358
175	5.350%, 03/01/18	212
1,070	Potomac Electric Power Co., 6.500%, 11/15/37	1,558
	Progress Energy, Inc.,
673	3.150%, 04/01/22	688
300	6.050%, 03/15/14	320
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	251
90	3.200%, 11/15/20	99
125	5.800%, 08/01/18	155
2,490	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,238
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	247
277	5.375%, 11/01/39	351
2,000	6.330%, 11/01/13	2,104

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	403
275	6.000%, 06/01/26	379
	Southern California Edison Co.,
175	4.150%, 09/15/14	185
765	5.500%, 08/15/18	941
391	5.750%, 03/15/14	417
200	5.950%, 02/01/38	272
1,185	6.050%, 03/15/39	1,640
	Southern Co. (The),
363	1.950%, 09/01/16	376
270	4.150%, 05/15/14	283
202	Southern Power Co., 5.150%, 09/15/41	232
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	780
	Spectra Energy Capital LLC,
1,615	5.500%, 03/01/14	1,697
500	6.200%, 04/15/18	610
400	8.000%, 10/01/19	527
	Virginia Electric and Power Co.,
1,395	5.400%, 04/30/18	1,700
625	5.950%, 09/15/17	770

		51,840

	Gas Utilities — 0.2%
	AGL Capital Corp.,
563	3.500%, 09/15/21	616
345	4.450%, 04/15/13	350
1,445	5.875%, 03/15/41	1,919
1,243	6.375%, 07/15/16	1,472
285	Atmos Energy Corp., 8.500%, 03/15/19	386
308	Boston Gas Co., 4.487%, 02/15/42 (e)	330
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	405
	TransCanada PipeLines Ltd., (Canada),
993	4.000%, 06/15/13	1,012
550	6.200%, 10/15/37	734
340	6.500%, 08/15/18	432
1,100	7.250%, 08/15/38	1,615

		9,271

	Independent Power Producers & Energy Traders — 0.1%
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,644
772	PSEG Power LLC, 5.125%, 04/15/20	891

		2,535

	Multi-Utilities — 0.2%
235	Delmarva Power & Light Co., 4.000%, 06/01/42	250
	Dominion Resources, Inc.,
920	5.250%, 08/01/33	1,075
300	7.000%, 06/15/38	434
600	8.875%, 01/15/19	819
375	PG&E Corp., 5.750%, 04/01/14	399
	Sempra Energy,
350	2.875%, 10/01/22	352
1,145	6.150%, 06/15/18	1,409
180	6.500%, 06/01/16	213
860	8.900%, 11/15/13	925
435	9.800%, 02/15/19	610
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	22
450	6.000%, 04/01/14	482
265	6.250%, 12/01/15	308
92	Xcel Energy, Inc., 4.800%, 09/15/41	107

		7,405

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,307

	Total Utilities	72,358

	Total Corporate Bonds (Cost $668,073)	737,648

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Foreign Government Securities — 1.4%
		Israel Government AID Bond, (Israel),
6,000		Zero Coupon, 08/15/17	5,718
20,000		Zero Coupon, 03/15/18	18,826
5,651		Zero Coupon, 08/15/18	5,268
1,500		Zero Coupon, 11/01/23	1,146
1,500		Zero Coupon, 11/01/24	1,088
1,000		5.500%, 09/18/33	1,375
600		Province of Manitoba, (Canada), 2.125%, 04/22/13	604
		Province of Ontario, (Canada),
700		2.700%, 06/16/15	738
2,220		2.950%, 02/05/15	2,338
1,387		Province of Ontario Canada, (Canada), 1.650%, 09/27/19	1,395
377		Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	553
5,000		Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,973
		United Mexican States, (Mexico),
120		4.750%, 03/08/44	136
1,432		6.375%, 01/16/13	1,438
856		6.625%, 03/03/15	961
3,338		7.500%, 04/08/33	5,099

		Total Foreign Government Securities (Cost $48,494)	51,656

Mortgage Pass-Through Securities — 11.5%
		Federal Home Loan Mortgage Corp.,
48		ARM, 2.078%, 07/01/19	51
47		ARM, 2.310%, 04/01/30	50
731		ARM, 2.355%, 12/01/33	762
556		ARM, 2.498%, 10/01/36	595
419		ARM, 2.671%, 12/01/36	449
550		ARM, 2.686%, 11/01/36	587
558		ARM, 2.693%, 12/01/34	592
1,250		ARM, 2.704%, 03/01/37	1,350
155		ARM, 2.714%, 10/01/36	166
383		ARM, 2.732%, 02/01/36	402
274		ARM, 2.858%, 02/01/37	292
1,279		ARM, 2.868%, 04/01/34	1,366
793		ARM, 3.224%, 10/01/36	849
947		ARM, 4.894%, 02/01/36	1,019
1,044		ARM, 5.029%, 01/01/35	1,127
774		ARM, 5.067%, 07/01/36	835
211		ARM, 5.618%, 05/01/36	227
1,069		ARM, 6.037%, 11/01/36	1,159
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,076		4.000%, 08/01/18 - 05/01/19	1,142
199		4.500%, 08/01/18	217
559		5.000%, 12/01/18	603
4,653		5.500%, 06/01/17 - 01/01/24	5,050
72		6.000%, 04/01/18	79
726		6.500%, 08/01/16 - 02/01/19	779
34		7.000%, 01/01/17 - 04/01/17	35
–	(h)	7.500%, 10/01/14	—	(h)
3		8.500%, 11/01/15	3
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,670		3.500%, 01/01/32	2,855
171		6.000%, 12/01/22	187
483		6.500%, 11/01/22	540
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,490		4.000%, 09/01/35	2,663
7,516		4.500%, 05/01/41	8,073
7,638		5.000%, 09/01/34 - 08/01/40	8,370
3,216		5.500%, 10/01/33 - 07/01/35	3,518
562		6.000%, 12/01/33 - 01/01/34	623
3,359		6.500%, 11/01/34 - 11/01/36	3,858
860		7.000%, 07/01/32 - 10/01/36	997
1,025		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,211

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
5,186	3.500%, 06/01/42	5,624
5,361	4.000%, 06/01/42	5,975
566	5.500%, 10/01/33 - 01/01/34	609
1,404	6.000%, 02/01/33	1,539
165	7.000%, 07/01/29	180
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5	12.000%, 08/01/15 - 07/01/19	5
	Federal National Mortgage Association,
17	ARM, 1.879%, 03/01/19	17
174	ARM, 2.063%, 09/01/34	183
407	ARM, 2.144%, 01/01/36	430
1,088	ARM, 2.157%, 01/01/33	1,139
334	ARM, 2.170%, 07/01/34	356
644	ARM, 2.216%, 11/01/34	684
1,997	ARM, 2.220%, 01/01/35	2,127
371	ARM, 2.277%, 07/01/33 - 11/01/33	391
1,704	ARM, 2.285%, 09/01/35	1,816
812	ARM, 2.295%, 08/01/34	865
725	ARM, 2.315%, 07/01/36	770
918	ARM, 2.325%, 07/01/33	983
746	ARM, 2.335%, 05/01/34	798
599	ARM, 2.366%, 04/01/35	638
2,393	ARM, 2.370%, 04/01/35	2,531
8	ARM, 2.381%, 01/01/19	9
982	ARM, 2.384%, 05/01/35	1,043
827	ARM, 2.471%, 01/01/35	878
415	ARM, 2.529%, 10/01/34	444
402	ARM, 2.537%, 04/01/34	423
1,270	ARM, 2.544%, 06/01/35	1,350
1,062	ARM, 2.567%, 11/01/34	1,127
90	ARM, 2.607%, 04/01/34	96
262	ARM, 2.608%, 02/01/35	280
973	ARM, 2.637%, 10/01/34	1,038
254	ARM, 2.642%, 01/01/34	270
242	ARM, 2.655%, 09/01/35	260
687	ARM, 2.665%, 10/01/34	733
229	ARM, 2.720%, 05/01/35	241
439	ARM, 2.747%, 08/01/34	470
392	ARM, 2.757%, 09/01/34	421
427	ARM, 2.795%, 06/01/36	457
634	ARM, 2.935%, 09/01/33	679
97	ARM, 2.942%, 09/01/27	102
709	ARM, 3.192%, 10/01/36	759
204	ARM, 3.319%, 02/01/34	217
143	ARM, 3.375%, 01/01/36	153
85	ARM, 3.821%, 03/01/29	91
1,135	ARM, 4.926%, 07/01/33	1,209
498	ARM, 5.096%, 01/01/38	531
652	ARM, 5.575%, 01/01/23	715
23,322	01/01/20 - 01/01/43	23,682
1,475	4.317%, 07/01/21	1,737
	Federal National Mortgage Association, 15 Year, Single Family,
1,174	3.500%, 09/01/18 - 07/01/19	1,245
3,432	4.000%, 07/01/18 - 11/01/18	3,680
6,048	4.500%, 06/01/18 - 12/01/19	6,567
1,521	5.000%, 12/01/16 - 08/01/24	1,655
1,467	5.500%, 03/01/20 - 07/01/20	1,583
8,236	6.000%, 06/01/16 - 01/01/24	9,033
312	6.500%, 03/01/17 - 08/01/20	340
341	7.000%, 03/01/17 - 09/01/17	366
9	7.500%, 03/01/17	10
4	8.000%, 11/01/15	4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 20 Year, Single Family,
1,954	3.500%, 08/01/32	2,092
255	4.500%, 04/01/24	280
1,742	6.500%, 05/01/22 - 04/01/25	1,949
	Federal National Mortgage Association, 30 Year, FHA/VA,
120	6.000%, 09/01/33	135
1,769	6.500%, 03/01/29 - 08/01/39	2,033
47	7.000%, 02/01/33	57
58	8.000%, 06/01/28	70
36	9.000%, 05/01/18 - 12/01/25	39
	Federal National Mortgage Association, 30 Year, Single Family,
819	4.500%, 11/01/33 - 02/01/35	887
2,240	5.000%, 07/01/33 - 09/01/35	2,511
3,864	5.500%, 09/01/31 - 02/01/38	4,319
4,566	6.000%, 12/01/28 - 09/01/37	5,110
1,758	6.500%, 11/01/29 - 08/01/31	2,059
1,783	7.000%, 01/01/24 - 01/01/39	2,101
866	7.500%, 08/01/36 - 11/01/37	1,053
774	8.000%, 03/01/27 - 11/01/28	950
1	9.000%, 04/01/26	1
15	9.500%, 07/01/28	18
5	12.500%, 01/01/16	5
	Federal National Mortgage Association, Other,
3,000	VAR, 0.608%, 10/01/22	3,008
1,483	VAR, 0.954%, 01/01/19	1,490
987	VAR, 1.014%, 03/01/22	1,002
2,455	VAR, 6.070%, 11/01/18	2,658
2,000	2.004%, 07/01/19	2,046
4,569	2.097%, 08/01/19	4,752
2,000	2.211%, 04/01/19	2,105
3,375	2.370%, 11/01/22	3,486
5,817	2.490%, 10/01/17	6,207
3,000	2.604%, 10/01/22	3,135
3,000	2.670%, 07/01/22	3,146
6,991	2.690%, 10/01/17	7,502
3,314	2.841%, 03/01/22	3,469
3,867	2.970%, 11/01/18	4,202
1,488	3.038%, 05/01/22	1,600
7,212	3.070%, 01/01/22	7,829
4,500	3.100%, 02/01/22	4,863
3,886	3.224%, 01/01/22 - 05/01/22	4,229
1,520	3.225%, 12/01/21	1,659
10,000	3.230%, 11/01/20	10,971
2,813	3.265%, 02/01/22	3,070
2,000	3.290%, 10/01/20	2,201
3,972	3.306%, 02/01/22	4,343
2,270	3.368%, 01/01/22	2,493
2,000	3.461%, 11/01/20	2,207
974	3.487%, 11/01/20	1,081
2,000	3.503%, 08/01/17	2,197
1,977	3.520%, 01/01/18	2,192
1,486	3.544%, 09/01/20	1,645
2,916	3.600%, 09/01/20	3,261
7,632	3.621%, 09/01/20	8,491
4,938	3.658%, 10/01/20	5,509
1,935	3.740%, 07/01/20	2,182
991	3.761%, 01/01/25	1,105
2,993	3.802%, 09/01/20	3,364
3,000	3.895%, 09/01/21	3,416
2,950	3.906%, 09/01/21	3,353
6,878	3.916%, 09/01/21	7,821
1,992	3.930%, 07/01/20	2,271
4,816	3.947%, 06/01/17	5,339

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
4,750	3.980%, 11/01/16	5,023
1,540	3.999%, 01/01/21	1,755
4,599	4.000%, 11/01/33 - 07/01/42	5,023
5,000	4.019%, 09/01/21	5,721
2,000	4.061%, 01/01/21	2,290
7,956	4.081%, 07/01/20 - 07/01/21	9,116
1,452	4.130%, 07/01/20	1,672
2,380	4.250%, 04/01/21	2,786
1,697	4.257%, 04/01/20	1,951
4,476	4.267%, 11/01/19 - 08/01/21	5,160
2,096	4.290%, 06/01/20	2,436
1,490	4.350%, 04/01/20	1,738
1,466	4.380%, 01/01/21	1,721
1,920	4.381%, 11/01/19	2,230
2,000	4.390%, 05/01/21	2,354
2,000	4.391%, 04/01/21	2,341
2,000	4.402%, 07/01/21	2,339
2,454	4.443%, 08/01/20 - 04/01/21	2,848
1,468	4.444%, 01/01/21	1,729
2,159	4.474%, 04/01/21	2,530
5,000	4.484%, 06/01/21	5,892
953	4.500%, 03/01/20	1,107
970	4.514%, 04/01/20	1,135
1,989	4.515%, 02/01/20	2,323
6,793	4.530%, 12/01/19	8,066
4,340	4.540%, 01/01/20	5,094
2,000	4.546%, 02/01/20	2,340
2,941	4.629%, 02/01/21	3,469
3,924	4.794%, 01/01/21	4,657
655	5.500%, 03/01/17 - 09/01/33	705
2,433	6.000%, 09/01/37 - 06/01/39	2,593
960	6.500%, 01/01/36 - 07/01/36	1,073
110	7.000%, 10/01/46	123
89	10.890%, 04/15/19	98
	Government National Mortgage Association II, 30 Year, Single Family,
463	4.500%, 08/20/33	511
6,817	6.000%, 09/20/38	7,648
77	7.500%, 02/20/28 - 09/20/28	94
125	8.000%, 12/20/25 - 09/20/28	155
39	8.500%, 05/20/25	48
	Government National Mortgage Association, 15 Year, Single Family,
91	6.500%, 06/15/17	98
106	8.000%, 01/15/16	111
	Government National Mortgage Association, 30 Year, Single Family,
398	6.500%, 03/15/28 - 04/15/33	470
273	7.000%, 02/15/33 - 06/15/33	323
89	7.500%, 11/15/22 - 11/15/31	100
20	8.000%, 09/15/22 - 08/15/28	22
4	9.000%, 12/15/16	4
1,026	9.500%, 10/15/24	1,185

	Total Mortgage Pass-Through Securities (Cost $400,220)	429,015

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	581
350	State of California, Build America Bonds, GO, 7.300%, 10/01/39	484

		1,065

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	162

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	456

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — Continued
	Port Authority of New York & New Jersey,
2,500	Rev., 4.458%, 10/01/62	2,507
1,825	Rev., 5.647%, 11/01/40	2,240

		5,203

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,819
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,816

		3,635

	Total Municipal Bonds (Cost $8,741)	10,065

Supranational — 0.1%
3,000	African Development Bank, (Supranational), 8.800%, 09/01/19	4,052
	Corp. Andina de Fomento, (Supranational),
641	3.750%, 01/15/16	673
397	5.200%, 05/21/13	405

	Total Supranational (Cost $5,084)	5,130

U.S. Government Agency Securities — 1.6%
646	Federal Farm Credit Banks, 5.125%, 11/15/18	795
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,142
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,767
1,000	5.000%, 05/11/17	1,191
	Financing Corp. Fico,
3,500	Zero Coupon, 05/11/18	3,259
2,000	Zero Coupon, 04/05/19	1,819
1,240	Zero Coupon, 09/26/19	1,112
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,861
5,000	Zero Coupon, 04/01/16	4,789
13,319	Zero Coupon, 10/01/19	11,662
	Residual Funding Corp. STRIPS,
4,000	Zero Coupon, 10/15/19	3,654
11,050	Zero Coupon, 07/15/20	9,841
4,930	Zero Coupon, 10/15/20	4,351
	Tennessee Valley Authority,
304	4.625%, 09/15/60	376
765	5.880%, 04/01/36	1,090
2,000	Tennessee Valley Authority Generic STRIPS, Zero Coupon, 05/01/19	1,797

	Total U.S. Government Agency Securities (Cost $54,184)	57,506

U.S. Treasury Obligations — 24.7%
	U.S. Treasury Bonds,
7,575	4.500%, 02/15/36	10,181
600	4.500%, 05/15/38	811
300	4.500%, 08/15/39	407
1,150	4.750%, 02/15/37	1,603
1,250	5.375%, 02/15/31	1,823
750	6.125%, 11/15/27	1,135
300	6.125%, 08/15/29	464
2,296	6.250%, 08/15/23	3,336
900	6.250%, 05/15/30	1,421
400	6.625%, 02/15/27	626
4,690	7.500%, 11/15/16	5,981
1,881	7.875%, 02/15/21	2,863
864	8.125%, 05/15/21	1,341
2,225	8.500%, 02/15/20	3,383
1,500	8.750%, 05/15/20	2,328
6,675	8.750%, 08/15/20	10,446
22,765	8.875%, 08/15/17	31,546
400	U.S. Treasury Bonds STRIPS, 05/15/35	212
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	467
799	3.625%, 04/15/28 (m)	1,833
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,113
1,500	0.625%, 04/15/13	1,641

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
1,000	1.125%, 01/15/21	1,252
1,000	1.250%, 04/15/14	1,126
630	1.375%, 07/15/18	790
2,000	2.000%, 01/15/14	2,586
	U.S. Treasury Notes,
1,500	0.250%, 10/31/13	1,501
4,000	1.375%, 01/15/13	4,006
11,635	1.375%, 11/30/18	12,010
4,900	1.500%, 08/31/18	5,097
2,000	1.750%, 04/15/13	2,012
1,000	1.750%, 01/31/14	1,018
31,000	1.750%, 10/31/18 (m)	32,688
1,000	1.875%, 02/28/14	1,020
2,000	1.875%, 04/30/14	2,046
12,245	2.125%, 12/31/15	12,908
21,972	2.625%, 12/31/14	23,048
1,000	2.625%, 02/29/16	1,073
4,575	2.625%, 04/30/16	4,921
9,300	2.625%, 01/31/18	10,230
700	2.625%, 08/15/20	775
1,000	2.625%, 11/15/20	1,107
500	2.750%, 10/31/13	512
19,485	2.750%, 05/31/17	21,408
7,500	2.750%, 12/31/17	8,295
2,500	2.875%, 01/31/13	2,511
1,000	3.125%, 04/30/13	1,012
8,000	3.125%, 10/31/16	8,827
6,015	3.125%, 04/30/17	6,695
11,638	3.125%, 05/15/19	13,266
15,700	3.250%, 12/31/16	17,458
12,300	3.250%, 03/31/17	13,739
2,000	3.375%, 07/31/13	2,042
900	3.500%, 02/15/18	1,030
1,000	3.500%, 05/15/20	1,172
4,000	3.875%, 02/15/13	4,030
10,000	4.000%, 02/15/15	10,815
2,000	4.250%, 08/15/13	2,057
3,725	4.500%, 11/15/15	4,179
10,375	4.750%, 08/15/17	12,388
	U.S. Treasury STRIPS,
14,400	02/15/14 (m)	14,361
7,665	08/15/14 (m)	7,631
23,533	11/15/14 (m)	23,406
17,230	02/15/15 (m)	17,117
20,680	02/15/15	20,546
3,926	05/15/15	3,896
3,253	08/15/15	3,223
28,397	11/15/15	28,092
5,445	11/15/15	5,399
51,751	02/15/16	51,111
14,070	05/15/16	13,871
1,000	05/15/16	986
5,681	08/15/16	5,586
15,857	11/15/16	15,547
20,629	02/15/17	20,165
21,411	08/15/17	20,791
20,589	11/15/17	19,915
2,000	02/15/18	1,926
8,400	05/15/18	8,055
16,241	08/15/18	15,501
6,982	02/15/19	6,596
10,595	05/15/19	9,949
22,360	08/15/19	20,884
2,435	02/15/20	2,242

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
67,929	05/15/20 (m)	62,145
250	05/15/20	229
37,935	08/15/20 (m)	34,477
655	11/15/20	591
345	02/15/21	309
17,000	05/15/21	15,087
4,300	08/15/21	3,786
4,925	11/15/21	4,300
1,278	02/15/22	1,105
5,487	02/15/23	4,576
1,000	05/15/23	827
200	05/15/24	159
600	08/15/24	473
1,400	11/15/24	1,094
1,000	02/15/26	745
1,500	05/15/26	1,106
3,400	08/15/26	2,483
28,150	11/15/26	20,360
28,300	02/15/27	20,261
3,550	05/15/27	2,519
5,000	08/15/27	3,514
800	11/15/27	557
7,050	02/15/28	4,862
1,600	05/15/28	1,094
3,000	08/15/28	2,031
2,500	11/15/28	1,679
925	02/15/29	615
1,600	08/15/29	1,045
1,650	11/15/29	1,069
21,300	02/15/30	13,673
2,000	05/15/30	1,273
8,200	08/15/30	5,169
7,425	11/15/30	4,641
800	02/15/31	496
2,000	05/15/31	1,228
1,500	08/15/31	913
3,000	11/15/31	1,809
750	02/15/32	448
1,000	05/15/32	592
350	08/15/32	205
6,140	11/15/32	3,568
11,150	05/15/33	6,362
3,050	08/15/33	1,724
3,700	11/15/33	2,071
4,000	02/15/34	2,220
2,800	05/15/34	1,539
1,650	08/15/34	899
2,850	02/15/35	1,523
100	08/15/35	52

	Total U.S. Treasury Obligations (Cost $821,829)	917,910

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
68,102	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $68,102)	68,102

	Total Investments — 100.8% (Cost $3,442,383)	3,747,320
	Liabilities in Excess of Other Assets — (0.8)%	(29,485)

	NET ASSETS — 100.0%	$3,717,835

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,481
Aggregate gross unrealized depreciation	(17,544)

Net unrealized appreciation/depreciation	$304,937

Federal income tax cost of investments	$3,442,383

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2	Level 3
		Other significant observable inputs	Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$143,221	$56,963		$200,184
Collateralized Mortgage Obligations
Agency CMO	—	743,974	16,239		760,213
Non-Agency CMO	—	368,654	41,377		410,031

Total Collateralized Mortgage Obligations	—	1,112,628	57,616		1,170,244

Commercial Mortgage-Backed
Securities	—	75,865	23,995		99,860
Corporate Bonds
Consumer Discretionary	—	54,197	—		54,197
Consumer Staples	—	40,477	—		40,477
Energy	—	46,723	—		46,723
Financials	—	368,585	—		368,585
Health Care	—	20,103	—		20,103
Industrials	—	37,312	3,313		40,625
Information Technology	—	32,220	—		32,220
Materials	—	18,500	—		18,500
Telecommunication Services	—	43,860	—		43,860
Utilities	—	72,358	—		72,358

Total Corporate Bonds	—	734,335	3,313		737,648

Foreign Government Securities	—	51,656	—		51,656
Mortgage Pass-Through Securities	—	429,015	—		429,015
Municipal Bonds	—	10,065	—		10,065
Supranational	—	5,130	—		5,130
U.S. Government Agency
Securities	—	57,506	—		57,506
U.S. Treasury Obligations	—	917,910	—		917,910
Short-Term Investment
Investment Company	68,102	—	—		68,102

Total Investments in Securities	$68,102	$3,537,331	$141,887	*	$3,747,320

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $141,887,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$9,683	$—	$283	$5	$53,311	$(14,762)	$10,696	$(2,253)	$56,963
Collateralized Mortgage Obligations
Agency CMO	—	—	6	—	16,233	—	—	—	16,239
Non-Agency CMO	13,819	—	3,757	12	26,404	(9,657)	9,946	(2,904)	41,377
Commercial Mortgage-Backed Securities	—	—	198	7	17,673	(4,257)	10,374	—	23,995
Corporate Bond - Industrials	—	—	54	(3)	706	(156)	2,712	—	3,313
									—

Total	$23,502	$—	$4,298	$21	$114,327	$(28,832)	$33,728	$(5,157)	$141,887

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $4,298,000.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%
Consumer Discretionary — 11.3%
		Auto Components — 0.2%
3		BorgWarner, Inc. (a)	177
6		Goodyear Tire & Rubber Co. (The) (a)	72
16		Johnson Controls, Inc.	440

			689

		Automobiles — 0.4%
89		Ford Motor Co.	1,020
5		Harley-Davidson, Inc.	250

			1,270

		Distributors — 0.1%
4		Genuine Parts Co.	236

		Diversified Consumer Services — 0.1%
2		Apollo Group, Inc., Class A (a)	45
6		H&R Block, Inc.	114

			159

		Hotels, Restaurants & Leisure — 1.8%
10		Carnival Corp.	404
1		Chipotle Mexican Grill, Inc. (a)	195
3		Darden Restaurants, Inc.	158
6		International Game Technology	87
6		Marriott International, Inc., Class A	213
24		McDonald’s Corp.	2,051
18		Starbucks Corp.	921
5		Starwood Hotels & Resorts Worldwide, Inc.	248
3		Wyndham Worldwide Corp.	163
2		Wynn Resorts Ltd.	209
11		Yum! Brands, Inc.	714

			5,363

		Household Durables — 0.3%
6		D.R. Horton, Inc.	126
2		Harman International Industries, Inc.	62
3		Leggett & Platt, Inc.	91
4		Lennar Corp., Class A	145
7		Newell Rubbermaid, Inc.	147
8		PulteGroup, Inc. (a)	133
2		Whirlpool Corp.	185

			889

		Internet & Catalog Retail — 1.1%
8		Amazon.com, Inc. (a)	2,130
2		Expedia, Inc.	135
1		Netflix, Inc. (a)	106
1		priceline.com, Inc. (a)	772
3		TripAdvisor, Inc. (a)	98

			3,241

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	104
8		Mattel, Inc.	299

			403

		Media — 3.5%
5		Cablevision Systems Corp., Class A	70
14		CBS Corp. (Non-Voting), Class B	500
63		Comcast Corp., Class A	2,324
15		DIRECTV (a)	729
6		Discovery Communications, Inc., Class A (a)	349
5		Gannett Co., Inc.	97
10		Interpublic Group of Cos., Inc. (The)	110
7		McGraw-Hill Cos., Inc. (The)	348
48		News Corp., Class A	1,172
6		Omnicom Group, Inc.	309
2		Scripps Networks Interactive, Inc., Class A	119
7		Time Warner Cable, Inc.	679
22		Time Warner, Inc.	1,049
11		Viacom, Inc., Class B	571
42		Walt Disney Co. (The)	2,082
–	(h)	Washington Post Co. (The), Class B	39

			10,547

		Multiline Retail — 0.8%
1		Big Lots, Inc. (a)	39
6		Dollar General Corp. (a)	311
5		Dollar Tree, Inc. (a)	224
2		Family Dollar Stores, Inc.	161
3		J.C. Penney Co., Inc.	60
5		Kohl’s Corp.	225
9		Macy’s, Inc.	364
4		Nordstrom, Inc.	193
15		Target Corp.	966

			2,543

		Specialty Retail — 2.3%
2		Abercrombie & Fitch Co., Class A	88
1		AutoNation, Inc. (a)	35
1		AutoZone, Inc. (a)	336
5		Bed Bath & Beyond, Inc. (a)	318
6		Best Buy Co., Inc.	81
5		CarMax, Inc. (a)	193
3		GameStop Corp., Class A	76

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Specialty Retail — Continued
7	Gap, Inc. (The)	240
35	Home Depot, Inc. (The)	2,292
6	Limited Brands, Inc.	291
27	Lowe’s Cos., Inc.	962
3	O’Reilly Automotive, Inc. (a)	261
3	PetSmart, Inc.	179
5	Ross Stores, Inc.	298
16	Staples, Inc.	187
3	Tiffany & Co.	164
17	TJX Cos., Inc.	763
3	Urban Outfitters, Inc. (a)	96

		6,860

	Textiles, Apparel & Luxury Goods — 0.6%
7	Coach, Inc.	385
1	Fossil, Inc. (a)	111
9	NIKE, Inc., Class B	837
1	Ralph Lauren Corp.	224
2	V.F. Corp.	330

		1,887

	Total Consumer Discretionary	34,087

Consumer Staples — 10.8%
	Beverages — 2.4%
4	Beam, Inc.	207
4	Brown-Forman Corp., Class B	248
90	Coca-Cola Co. (The)	3,430
6	Coca-Cola Enterprises, Inc.	202
3	Constellation Brands, Inc., Class A (a)	123
5	Dr. Pepper Snapple Group, Inc.	221
4	Molson Coors Brewing Co., Class B	151
4	Monster Beverage Corp. (a)	187
36	PepsiCo, Inc.	2,553

		7,322

	Food & Staples Retailing — 2.4%
10	Costco Wholesale Corp.	1,050
30	CVS Caremark Corp.	1,382
13	Kroger Co. (The)	334
6	Safeway, Inc.	96
14	Sysco Corp.	434
20	Walgreen Co.	679
39	Wal-Mart Stores, Inc.	2,828
4	Whole Foods Market, Inc.	375

		7,178

	Food Products — 1.7%
15	Archer-Daniels-Midland Co.	411
4	Campbell Soup Co.	155
9	ConAgra Foods, Inc.	283
4	Dean Foods Co. (a)	74
15	General Mills, Inc.	621
7	H.J. Heinz Co.	437
4	Hershey Co. (The)	260
3	Hormel Foods Corp.	97
3	JM Smucker Co. (The)	226
6	Kellogg Co.	320
14	Kraft Foods Group, Inc. (a)	625
3	McCormick & Co., Inc. (Non-Voting)	200
5	Mead Johnson Nutrition Co.	325
41	Mondelez International, Inc., Class A	1,073
7	Tyson Foods, Inc., Class A	130

		5,237

	Household Products — 2.2%
3	Clorox Co. (The)	231
10	Colgate-Palmolive Co.	1,130
9	Kimberly-Clark Corp.	791
64	Procter & Gamble Co. (The)	4,493

		6,645

	Personal Products — 0.2%
10	Avon Products, Inc.	141
6	Estee Lauder Cos., Inc. (The), Class A	327

		468

	Tobacco — 1.9%
47	Altria Group, Inc.	1,605
3	Lorillard, Inc.	370
39	Philip Morris International, Inc.	3,540
8	Reynolds American, Inc.	335

		5,850

	Total Consumer Staples	32,700

Energy — 10.8%
	Energy Equipment & Services — 1.8%
10	Baker Hughes, Inc.	443
6	Cameron International Corp. (a)	310
2	Diamond Offshore Drilling, Inc.	112
5	Ensco plc, (United Kingdom), Class A	316
6	FMC Technologies, Inc. (a)	228
22	Halliburton Co.	723
2	Helmerich & Payne, Inc.	129
7	Nabors Industries Ltd., (Bermuda) (a)	100
10	National Oilwell Varco, Inc.	680
6	Noble Corp., (Switzerland)	204

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
3	Rowan Cos. plc, Class A (a)	92
31	Schlumberger Ltd.	2,220

		5,557

	Oil, Gas & Consumable Fuels — 9.0%
12	Anadarko Petroleum Corp.	854
9	Apache Corp.	705
5	Cabot Oil & Gas Corp.	231
12	Chesapeake Energy Corp.	206
46	Chevron Corp.	4,845
28	ConocoPhillips	1,616
5	CONSOL Energy, Inc.	167
9	Denbury Resources, Inc. (a)	141
9	Devon Energy Corp.	454
6	EOG Resources, Inc.	742
3	EQT Corp.	210
108	Exxon Mobil Corp.	9,505
7	Hess Corp.	344
15	Kinder Morgan, Inc.	500
16	Marathon Oil Corp.	508
8	Marathon Petroleum Corp.	471
4	Murphy Oil Corp.	245
3	Newfield Exploration Co. (a)	77
4	Noble Energy, Inc.	406
19	Occidental Petroleum Corp.	1,423
6	Peabody Energy Corp.	157
15	Phillips 66	767
3	Pioneer Natural Resources Co.	308
4	QEP Resources, Inc.	117
4	Range Resources Corp.	243
8	Southwestern Energy Co. (a)	282
15	Spectra Energy Corp.	426
3	Tesoro Corp.	138
13	Valero Energy Corp.	416
15	Williams Cos., Inc. (The)	481
5	WPX Energy, Inc. (a)	73

		27,058

	Total Energy	32,615

Financials — 14.7%
	Capital Markets — 1.9%
5	Ameriprise Financial, Inc.	299
28	Bank of New York Mellon Corp. (The)	661
3	BlackRock, Inc.	589
26	Charles Schwab Corp. (The)	335
6	E*TRADE Financial Corp. (a)	51
2	Federated Investors, Inc., Class B	43
3	Franklin Resources, Inc.	426
11	Goldman Sachs Group, Inc. (The)	1,240
10	Invesco Ltd.	260
3	Legg Mason, Inc.	72
32	Morgan Stanley	545
5	Northern Trust Corp.	246
11	State Street Corp.	497
6	T. Rowe Price Group, Inc.	383

		5,647

	Commercial Banks — 2.7%
16	BB&T Corp.	460
5	Comerica, Inc.	134
21	Fifth Third Bancorp	314
6	First Horizon National Corp.	55
20	Huntington Bancshares, Inc.	123
22	KeyCorp	178
3	M&T Bank Corp.	275
12	PNC Financial Services Group, Inc.	694
33	Regions Financial Corp.	220
13	SunTrust Banks, Inc.	342
44	U.S. Bancorp	1,429
115	Wells Fargo & Co.	3,789
4	Zions Bancorp	86

		8,099

	Consumer Finance — 0.9%
23	American Express Co.	1,288
14	Capital One Financial Corp.	782
12	Discover Financial Services	501
11	SLM Corp.	181

		2,752

	Diversified Financial Services — 3.2%
252	Bank of America Corp.	2,483
69	Citigroup, Inc.	2,368
7	CME Group, Inc.	395
2	IntercontinentalExchange, Inc. (a)	225
89	JPMorgan Chase & Co. (q)	3,646
5	Leucadia National Corp.	103
5	Moody’s Corp.	219
3	NASDAQ OMX Group, Inc. (The)	67
6	NYSE Euronext	134

		9,640

	Insurance — 3.8%
8	ACE Ltd., (Switzerland)	628

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
11	Aflac, Inc.	580
11	Allstate Corp. (The)	458
27	American International Group, Inc. (a)	903
8	Aon plc, (United Kingdom)	428
2	Assurant, Inc.	65
43	Berkshire Hathaway, Inc., Class B (a)	3,774
6	Chubb Corp. (The)	478
3	Cincinnati Financial Corp.	138
11	Genworth Financial, Inc., Class A (a)	68
10	Hartford Financial Services Group, Inc.	216
7	Lincoln National Corp.	161
7	Loews Corp.	298
13	Marsh & McLennan Cos., Inc.	448
25	MetLife, Inc.	824
6	Principal Financial Group, Inc.	176
13	Progressive Corp. (The)	278
11	Prudential Financial, Inc.	567
2	Torchmark Corp.	116
9	Travelers Cos., Inc. (The)	638
7	Unum Group	133
7	XL Group plc, (Ireland)	174

		11,549

	Real Estate Investment Trusts (REITs) — 2.1%
9	American Tower Corp.	692
3	Apartment Investment & Management Co., Class A	85
3	AvalonBay Communities, Inc.	343
4	Boston Properties, Inc.	362
7	Equity Residential	415
11	HCP, Inc.	475
6	Health Care REIT, Inc.	350
17	Host Hotels & Resorts, Inc.	248
10	Kimco Realty Corp.	183
4	Plum Creek Timber Co., Inc.	162
11	Prologis, Inc.	365
3	Public Storage	474
7	Simon Property Group, Inc.	1,078
7	Ventas, Inc.	439
4	Vornado Realty Trust	302
13	Weyerhaeuser Co.	346

		6,319

	Real Estate Management & Development — 0.0% (g)
7	CBRE Group, Inc., Class A (a)	134

	Thrifts & Mortgage Finance — 0.1%
11	Hudson City Bancorp, Inc.	90
8	People’s United Financial, Inc.	100

		190

	Total Financials	44,330

Health Care — 11.9%
	Biotechnology — 1.6%
5	Alexion Pharmaceuticals, Inc. (a)	433
18	Amgen, Inc.	1,599
6	Biogen Idec, Inc. (a)	823
10	Celgene Corp. (a)	792
18	Gilead Sciences, Inc. (a)	1,326

		4,973

	Health Care Equipment & Supplies — 1.8%
13	Baxter International, Inc.	847
5	Becton, Dickinson & Co.	357
33	Boston Scientific Corp. (a)	184
2	C.R. Bard, Inc.	180
5	CareFusion Corp. (a)	145
11	Covidien plc, (Ireland)	652
3	DENTSPLY International, Inc.	131
3	Edwards Lifesciences Corp. (a)	235
1	Intuitive Surgical, Inc. (a)	494
24	Medtronic, Inc.	1,004
7	St. Jude Medical, Inc.	251
7	Stryker Corp.	366
3	Varian Medical Systems, Inc. (a)	179
4	Zimmer Holdings, Inc.	269

		5,294

	Health Care Providers & Services — 1.9%
8	Aetna, Inc.	337
6	AmerisourceBergen Corp.	248
8	Cardinal Health, Inc.	322
7	Cigna Corp.	352
3	Coventry Health Care, Inc.	137
2	DaVita HealthCare Partners, Inc. (a)	215
19	Express Scripts Holding Co. (a)	1,020
4	Humana, Inc.	247
2	Laboratory Corp. of America Holdings (a)	189
6	McKesson Corp.	521
2	Patterson Cos., Inc.	68
4	Quest Diagnostics, Inc.	214
2	Tenet Healthcare Corp. (a)	71
24	UnitedHealth Group, Inc.	1,312

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
7	WellPoint, Inc.	397

		5,650

	Health Care Technology — 0.1%
3	Cerner Corp. (a)	263

	Life Sciences Tools & Services — 0.4%
8	Agilent Technologies, Inc.	312
4	Life Technologies Corp. (a)	202
3	PerkinElmer, Inc.	84
9	Thermo Fisher Scientific, Inc.	543
2	Waters Corp. (a)	173

		1,314

	Pharmaceuticals — 6.1%
37	Abbott Laboratories	2,383
7	Allergan, Inc.	666
39	Bristol-Myers Squibb Co.	1,280
24	Eli Lilly & Co.	1,170
5	Forest Laboratories, Inc. (a)	194
4	Hospira, Inc. (a)	115
64	Johnson & Johnson	4,492
71	Merck & Co., Inc.	3,152
9	Mylan, Inc. (a)	258
2	Perrigo Co.	213
175	Pfizer, Inc.	4,366
3	Watson Pharmaceuticals, Inc. (a)	262

		18,551

	Total Health Care	36,045

Industrials — 9.9%
	Aerospace & Defense — 2.3%
16	Boeing Co. (The)	1,174
8	General Dynamics Corp.	515
18	Honeywell International, Inc.	1,119
2	L-3 Communications Holdings, Inc.	173
6	Lockheed Martin Corp.	587
6	Northrop Grumman Corp.	385
3	Precision Castparts Corp.	623
8	Raytheon Co.	443
3	Rockwell Collins, Inc.	190
7	Textron, Inc.	154
20	United Technologies Corp.	1,570

		6,933

	Air Freight & Logistics — 0.7%
4	C.H. Robinson Worldwide, Inc.	233
5	Expeditors International of Washington, Inc.	184
7	FedEx Corp.	611
17	United Parcel Service, Inc., Class B	1,228

		2,256

	Airlines — 0.1%
17	Southwest Airlines Co.	165

	Building Products — 0.0% (g)
8	Masco Corp.	142

	Commercial Services & Supplies — 0.6%
5	ADT Corp. (The) (a)	247
2	Avery Dennison Corp.	79
3	Cintas Corp.	104
4	Iron Mountain, Inc.	133
5	Pitney Bowes, Inc.	52
4	R.R. Donnelley & Sons Co.	40
7	Republic Services, Inc.	199
2	Stericycle, Inc. (a)	187
11	Tyco International Ltd., (Switzerland)	305
10	Waste Management, Inc.	331

		1,677

	Construction & Engineering — 0.2%
4	Fluor Corp.	207
3	Jacobs Engineering Group, Inc. (a)	124
5	Quanta Services, Inc. (a)	129

		460

	Electrical Equipment — 0.7%
4	Cooper Industries plc	278
8	Eaton Corp.	411
17	Emerson Electric Co.	854
3	Rockwell Automation, Inc.	261
2	Roper Industries, Inc.	255

		2,059

	Industrial Conglomerates — 2.4%
15	3M Co.	1,351
14	Danaher Corp.	737
247	General Electric Co.	5,213

		7,301

	Machinery — 1.8%
15	Caterpillar, Inc.	1,301
4	Cummins, Inc.	406
9	Deere & Co.	769
4	Dover Corp.	272

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
1	Flowserve Corp.	166
10	Illinois Tool Works, Inc.	620
7	Ingersoll-Rand plc, (Ireland)	327
2	Joy Global, Inc.	141
8	PACCAR, Inc.	363
3	Pall Corp.	161
3	Parker Hannifin Corp.	287
5	Pentair Ltd., (Switzerland)	238
1	Snap-on, Inc.	108
4	Stanley Black & Decker, Inc.	282
4	Xylem, Inc.	113

		5,554

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	83
3	Equifax, Inc.	143
3	Robert Half International, Inc.	94

		320

	Road & Rail — 0.8%
24	CSX Corp.	480
7	Norfolk Southern Corp.	451
1	Ryder System, Inc.	56
11	Union Pacific Corp.	1,359

		2,346

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	263
1	W.W. Grainger, Inc.	272

		535

	Total Industrials	29,748

Information Technology — 18.8%
	Communications Equipment — 1.9%
124	Cisco Systems, Inc.	2,337
2	F5 Networks, Inc. (a)	173
3	Harris Corp.	125
5	JDS Uniphase Corp. (a)	66
12	Juniper Networks, Inc. (a)	221
7	Motorola Solutions, Inc.	364
40	QUALCOMM, Inc.	2,532

		5,818

	Computers & Peripherals — 5.2%
22	Apple, Inc.	12,818
34	Dell, Inc.	328
49	EMC Corp. (a)	1,217
46	Hewlett-Packard Co.	597
8	NetApp, Inc. (a)	269
6	SanDisk Corp. (a)	221
8	Seagate Technology plc, (Ireland)	207
5	Western Digital Corp.	174

		15,831

	Electronic Equipment, Instruments & Components — 0.4%
4	Amphenol Corp., Class A	233
35	Corning, Inc.	425
4	FLIR Systems, Inc.	72
4	Jabil Circuit, Inc.	83
3	Molex, Inc.	85
10	TE Connectivity Ltd., (Switzerland)	352

		1,250

	Internet Software & Services — 2.1%
4	Akamai Technologies, Inc. (a)	152
27	eBay, Inc. (a)	1,431
6	Google, Inc., Class A (a)	4,322
4	VeriSign, Inc. (a)	125
24	Yahoo!, Inc. (a)	457

		6,487

	IT Services — 3.8%
15	Accenture plc, (Ireland), Class A	1,007
11	Automatic Data Processing, Inc.	643
7	Cognizant Technology Solutions Corp., Class A (a)	469
4	Computer Sciences Corp.	138
6	Fidelity National Information Services, Inc.	211
3	Fiserv, Inc. (a)	244
25	International Business Machines Corp.	4,770
3	MasterCard, Inc., Class A	1,225
8	Paychex, Inc.	246
7	SAIC, Inc.	76
4	Teradata Corp. (a)	234
4	Total System Services, Inc.	83
12	Visa, Inc., Class A	1,828
14	Western Union Co. (The)	178

		11,352

	Office Electronics — 0.1%
31	Xerox Corp.	208

	Semiconductors & Semiconductor Equipment — 1.9%
14	Advanced Micro Devices, Inc. (a)	31
7	Altera Corp.	242

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
7	Analog Devices, Inc.	283
29	Applied Materials, Inc.	310
12	Broadcom Corp., Class A (a)	389
1	First Solar, Inc. (a)	38
117	Intel Corp.	2,287
4	KLA-Tencor Corp.	177
4	Lam Research Corp. (a)	141
5	Linear Technology Corp.	179
13	LSI Corp. (a)	88
5	Microchip Technology, Inc.	138
24	Micron Technology, Inc. (a)	142
14	NVIDIA Corp.	173
4	Teradyne, Inc. (a)	69
27	Texas Instruments, Inc.	783
6	Xilinx, Inc.	212

		5,682

	Software — 3.4%
11	Adobe Systems, Inc. (a)	398
5	Autodesk, Inc. (a)	176
3	BMC Software, Inc. (a)	140
8	CA, Inc.	177
4	Citrix Systems, Inc. (a)	267
7	Electronic Arts, Inc. (a)	110
6	Intuit, Inc.	386
176	Microsoft Corp.	4,693
89	Oracle Corp.	2,856
5	Red Hat, Inc. (a)	223
3	Salesforce.com, Inc. (a)	471
16	Symantec Corp. (a)	308

		10,205

	Total Information Technology	56,833

Materials — 3.5%
	Chemicals — 2.4%
5	Air Products & Chemicals, Inc.	410
2	Airgas, Inc.	143
1	CF Industries Holdings, Inc.	314
28	Dow Chemical Co. (The)	845
22	E.I. du Pont de Nemours & Co.	938
4	Eastman Chemical Co.	217
6	Ecolab, Inc.	443
3	FMC Corp.	178
2	International Flavors & Fragrances, Inc.	124
8	LyondellBasell Industries N.V., (Netherlands), Class A	394
12	Monsanto Co.	1,140
6	Mosaic Co. (The)	349
4	PPG Industries, Inc.	443
7	Praxair, Inc.	747
2	Sherwin-Williams Co. (The)	304
3	Sigma-Aldrich Corp.	205

		7,194

	Construction Materials — 0.1%
3	Vulcan Materials Co.	160

	Containers & Packaging — 0.1%
4	Ball Corp.	161
2	Bemis Co., Inc.	81
4	Owens-Illinois, Inc. (a)	77
4	Sealed Air Corp.	69

		388

	Metals & Mining — 0.7%
25	Alcoa, Inc.	210
3	Allegheny Technologies, Inc.	66
3	Cliffs Natural Resources, Inc.	96
22	Freeport-McMoRan Copper & Gold, Inc.	865
12	Newmont Mining Corp.	546
7	Nucor Corp.	305
2	Titanium Metals Corp.	28
3	United States Steel Corp.	73

		2,189

	Paper & Forest Products — 0.2%
10	International Paper Co.	380
4	MeadWestvaco Corp.	125

		505

	Total Materials	10,436

Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.8%
135	AT&T, Inc.	4,600
15	CenturyLink, Inc.	565
23	Frontier Communications Corp.	112
67	Verizon Communications, Inc.	2,937
14	Windstream Corp.	115

		8,329

	Wireless Telecommunication Services — 0.3%
7	Crown Castle International Corp. (a)	462
7	MetroPCS Communications, Inc. (a)	79

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Wireless Telecommunication Services — Continued
70	Sprint Nextel Corp. (a)	402

		943

	Total Telecommunication Services	9,272

Utilities — 3.4%
	Electric Utilities — 2.0%
11	American Electric Power Co., Inc.	483
16	Duke Energy Corp.	1,050
8	Edison International	352
4	Entergy Corp.	263
20	Exelon Corp.	603
10	FirstEnergy Corp.	415
10	NextEra Energy, Inc.	679
7	Northeast Utilities	284
5	Pepco Holdings, Inc.	105
3	Pinnacle West Capital Corp.	132
14	PPL Corp.	398
20	Southern Co. (The)	890
11	Xcel Energy, Inc.	308

		5,962

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	107
5	ONEOK, Inc.	215

		322

	Independent Power Producers & Energy Traders — 0.1%
15	AES Corp. (The)	155
5	NRG Energy, Inc.	112

		267

	Multi-Utilities — 1.2%
6	Ameren Corp.	170
10	CenterPoint Energy, Inc.	197
6	CMS Energy Corp.	151
7	Consolidated Edison, Inc.	382
13	Dominion Resources, Inc.	685
4	DTE Energy Co.	243
2	Integrys Energy Group, Inc.	97
7	NiSource, Inc.	175
10	PG&E Corp.	408
12	Public Service Enterprise Group, Inc.	356
3	SCANA Corp.	142
5	Sempra Energy	359
5	TECO Energy, Inc.	80
5	Wisconsin Energy Corp.	202

		3,647

	Total Utilities	10,198

	Total Common Stocks (Cost $201,077)	296,264

Investment Company — 0.1%
2	SPDR S&P 500 ETF Trust (Cost $229)	284

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
185	0.070%, 12/13/12 (k) (n)	185
50	0.079%, 02/14/13 (k) (n)	50

	Total U.S. Treasury Obligations (Cost $235)	235

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
4,399	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $4,399)	4,399

	Total Investments — 99.9% (Cost $205,940)	301,182
	Other Assets in Excess of Liabilities — 0.1%	407

	NET ASSETS — 100.0%	$301,589

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

FuturesContracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
63	E-mini S&P 500	12/21/12	$4,455	$12

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,254
Aggregate gross unrealized depreciation	(8,012)

Net unrealized appreciation/depreciation	$95,242

Federal income tax cost of investments	$205,940

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$300,947	$235	$–	$301,182
Appreciation in Other Financial Instruments
Futures Contracts	$12	$–	$–	$12

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.2%
168	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.007%, 12/27/22 (e)	169
	AH Mortgage,
250	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	251
750	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	750
	AH Mortgage Advance Trust, (Cayman Islands),
267	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	270
100	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	100
	Ally Auto Receivables Trust,
6	Series 2010-1, Class A3, 1.450%, 05/15/14	6
78	Series 2010-4, Class A3, 0.910%, 11/17/14	78
124	Series 2012-1, Class A3, 0.930%, 02/16/16	125
377	Series 2012-2, Class A3, 0.740%, 04/15/16	379
216	Series 2012-4, Class A2, 0.480%, 05/15/15	216
198	Series 2012-5, Class A2, 0.450%, 07/15/15	198
	American Credit Acceptance Receivables Trust,
110	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	110
269	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	270
85	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	85
	AmeriCredit Automobile Receivables Trust,
74	Series 2010-3, Class A3, 1.140%, 04/08/15	74
61	Series 2010-4, Class A3, 1.270%, 04/08/15	61
41	Series 2011-3, Class A2, 0.840%, 11/10/14	41
219	Series 2011-5, Class A3, 1.550%, 07/08/16	222
160	Series 2012-1, Class A2, 0.910%, 10/08/15	161
94	Series 2012-1, Class A3, 1.230%, 09/08/16	95
70	Series 2012-4, Class A2, 0.490%, 04/08/16	70
	Bank of America Auto Trust,
29	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	29
81	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	82
9	Series 2010-2, Class A3, 1.310%, 07/15/14	9
125	Series 2010-2, Class A4, 1.940%, 06/15/17	126
60	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.578%, 04/25/36	52
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	103
158	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	158
7	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	7
78	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	78
176	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	179
	CNH Equipment Trust,
95	Series 2010-C, Class A3, 1.170%, 05/15/15	96
101	Series 2012-A, Class A2, 0.650%, 07/15/15	101
99	Series 2012-A, Class A3, 0.940%, 05/15/17	100
158	Series 2012-C, Class A2, 0.440%, 02/16/16	158
	CPS Auto Receivables Trust,
71	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	74
65	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	65
371	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	373
44	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.223%, 01/25/36	27
204	Discover Card Master Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	206
127	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	127
100	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	100

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
	Ford Credit Auto Owner Trust,
115	Series 2009-B, Class A4, 4.500%, 07/15/14	117
176	Series 2012-A, Class A3, 0.840%, 08/15/16	177
100	Series 2012-D, Class A2, 0.400%, 09/15/15	100
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
190	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	196
	GE Equipment Midticket LLC,
200	Series 2012-1, Class A3, 0.600%, 05/23/16	200
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
60	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	60
88	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	82
64	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	64
	HLSS Servicer Advance Receivables Backed Notes,
232	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	233
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	246
	Honda Auto Receivables Owner Trust,
71	Series 2009-3, Class A4, 3.300%, 09/15/15	71
108	Series 2012-1, Class A3, 0.770%, 01/15/16	108
56	Series 2012-1, Class A4, 0.970%, 04/16/18	57
73	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.478%, 01/20/35	71
	HSBC Home Equity Loan Trust USA,
54	Series 2006-1, Class A1, VAR, 0.367%, 01/20/36	54
61	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	59
	Huntington Auto Trust,
78	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	78
150	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	151
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
116	Series 2012-1, Class A3, 0.810%, 09/15/16	116
172	Series 2012-2, Class A2, 0.380%, 09/15/15	172
	Hyundai Auto Receivables Trust,
65	Series 2010-B, Class A3, 0.970%, 04/15/15	65
104	Series 2012-A, Class A3, 0.720%, 03/15/16	105
232	Series 2012-B, Class A2, 0.540%, 01/15/15	232
119	Series 2012-B, Class A3, 0.620%, 09/15/16	119
91	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	91
52	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	52
200	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	200
	Mercedes-Benz Auto Receivables Trust,
27	Series 2010-1, Class A3, 1.420%, 08/15/14	27
83	Series 2012-1, Class A2, 0.370%, 03/16/15	83
325	MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	329
94	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	94
	Nissan Auto Receivables Owner Trust,
52	Series 2010-A, Class A3, 0.870%, 07/15/14	52
75	Series 2010-A, Class A4, 1.310%, 09/15/16	76
91	Series 2012-A, Class A3, 0.730%, 05/16/16	91
117	Series 2012-A, Class A4, 1.000%, 07/16/18	118
233	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.833%, 10/25/34	228
150	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.507%, 03/25/36	132
171	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	172

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
		Resort Finance Timeshare Receivables Trust,
489		Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	489
882		Series 2012-2, 5.750%, 09/05/18 (i)	882
		Santander Drive Auto Receivables Trust,
24		Series 2010-3, Class A3, 1.200%, 06/16/14	25
100		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	102
22		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	22
112		Series 2012-1, Class A2, 1.250%, 04/15/15	113
60		Series 2012-2, Class A2, 0.910%, 05/15/15	60
53		Series 2012-2, Class A3, 1.220%, 12/15/15	54
63		Series 2012-5, Class A2, 0.570%, 12/15/15	63
60		Series 2012-5, Class A3, 0.830%, 12/15/16	60
56		Series 2012-6, Class A3, 0.620%, 07/15/16	56
56		SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	56
		Stanwich Mortgage Loan Trust,
234		Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	234
362		Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	363
77		Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	77
321		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.608%, 10/15/15 (e)	326
41		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	41
213		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	214
		VOLT LLC,
361		Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	361
193		Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (i)	197
144		Series 2012-RP3A, Class A1, VAR, 3.475%, 11/27/17	144
263		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	267
		World Omni Auto Receivables Trust,
117		Series 2010-A, Class A4, 2.210%, 05/15/15	118
176		Series 2012-A, Class A2, 0.520%, 06/15/15	176
102		Series 2012-A, Class A3, 0.640%, 02/15/17	103
123		Series 2012-B, Class A2, 0.430%, 11/16/15	123

		Total Asset-Backed Securities (Cost $15,559)	15,646

Collateralized Mortgage Obligations — 25.3%
		Agency CMO — 20.0%
67		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	76
		Federal Home Loan Mortgage Corp. REMICS,
5		Series 11, Class D, 9.500%, 07/15/19	5
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
3		Series 46, Class B, 7.800%, 09/15/20	3
1		Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
3		Series 99, Class Z, 9.500%, 01/15/21	3
15		Series 114, Class H, 6.950%, 01/15/21	17
1		Series 1079, Class S, HB, IF , 33.150%, 05/15/21	1
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
–	(h)	Series 1084, Class S, HB, IF , 44.100%, 05/15/21	1
10		Series 1144, Class KB, 8.500%, 09/15/21	11
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF , 1,169.001%, 01/15/22	2
10		Series 1206, Class IA, 7.000%, 03/15/22	11
7		Series 1250, Class J, 7.000%, 05/15/22	8
22		Series 1343, Class LA, 8.000%, 08/15/22	26
94		Series 1466, Class PZ, 7.500%, 02/15/23	109
1		Series 1470, Class F, VAR, 2.038%, 02/15/23	1
34		Series 1491, Class I, 7.500%, 04/15/23	40
35		Series 1518, Class G, IF, 8.794%, 05/15/23	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
32		Series 1541, Class O, VAR, 1.040%, 07/15/23	32
3		Series 1602, Class SA, HB, IF , 21.938%, 10/15/23	5
117		Series 1608, Class L, 6.500%, 09/15/23	131
60		Series 1609, Class LG, IF, 16.792%, 11/15/23	70
4		Series 1671, Class L, 7.000%, 02/15/24	5
19		Series 1700, Class GA, PO, 02/15/24	17
190		Series 1706, Class K, 7.000%, 03/15/24	220
634		Series 1720, Class PL, 7.500%, 04/15/24	738
19		Series 1745, Class D, 7.500%, 08/15/24	22
38		Series 1798, Class F, 5.000%, 05/15/23	42
2		Series 1807, Class G, 9.000%, 10/15/20	2
179		Series 1927, Class PH, 7.500%, 01/15/27	209
81		Series 1981, Class Z, 6.000%, 05/15/27	89
26		Series 1987, Class PE, 7.500%, 09/15/27	30
–	(h)	Series 2025, Class PE, 6.300%, 01/15/13	—	(h)
12		Series 2033, Class SN, HB, IF , 26.769%, 03/15/24	8
32		Series 2038, Class PN, IO, 7.000%, 03/15/28	7
159		Series 2040, Class PE, 7.500%, 03/15/28	187
38		Series 2056, Class TD, 6.500%, 05/15/18	41
188		Series 2063, Class PG, 6.500%, 06/15/28	216
29		Series 2064, Class TE, 7.000%, 06/15/28	34
133		Series 2075, Class PH, 6.500%, 08/15/28	152
128		Series 2075, Class PM, 6.250%, 08/15/28	133
38		Series 2089, Class PJ, IO, 7.000%, 10/15/28	8
5		Series 2102, Class TC, 6.000%, 12/15/13	5
28		Series 2115, Class PE, 6.000%, 01/15/14	28
86		Series 2125, Class JZ, 6.000%, 02/15/29	96
17		Series 2163, Class PC, IO, 7.500%, 06/15/29	3
380		Series 2169, Class TB, 7.000%, 06/15/29	445
104		Series 2172, Class QC, 7.000%, 07/15/29	122
1		Series 2196, Class TL, 7.500%, 11/15/29	1
56		Series 2201, Class C, 8.000%, 11/15/29	66
130		Series 2210, Class Z, 8.000%, 01/15/30	155
50		Series 2224, Class CB, 8.000%, 03/15/30	60
69		Series 2256, Class MC, 7.250%, 09/15/30	82
97		Series 2259, Class ZM, 7.000%, 10/15/30	114
81		Series 2271, Class PC, 7.250%, 12/15/30	95
98		Series 2283, Class K, 6.500%, 12/15/23	110
38		Series 2296, Class PD, 7.000%, 03/15/31	44
20		Series 2306, Class K, PO, 05/15/24	18
49		Series 2306, Class SE, IF, IO, 8.810%, 05/15/24	11
68		Series 2333, Class HC, 6.000%, 07/15/31	69
30		Series 2344, Class QG, 6.000%, 08/15/16	32
819		Series 2344, Class ZD, 6.500%, 08/15/31	901
114		Series 2344, Class ZJ, 6.500%, 08/15/31	125
68		Series 2345, Class NE, 6.500%, 08/15/31	70
56		Series 2345, Class PQ, 6.500%, 08/15/16	57
62		Series 2347, Class VP, 6.500%, 03/15/20	62
100		Series 2351, Class PZ, 6.500%, 08/15/31	112
39		Series 2355, Class BP, 6.000%, 09/15/16	42
44		Series 2360, Class PG, 6.000%, 09/15/16	47
37		Series 2366, Class MD, 6.000%, 10/15/16	39
62		Series 2391, Class QR, 5.500%, 12/15/16	66
68		Series 2410, Class NG, 6.500%, 02/15/32	76
102		Series 2410, Class OE, 6.375%, 02/15/32	111
41		Series 2410, Class QX, IF, IO, 8.442%, 02/15/32	11
175		Series 2412, Class SP, IF, 15.684%, 02/15/32	248
45		Series 2423, Class MC, 7.000%, 03/15/32	53
96		Series 2423, Class MT, 7.000%, 03/15/32	108
243		Series 2435, Class CJ, 6.500%, 04/15/32	280
121		Series 2441, Class GF, 6.500%, 04/15/32	140
106		Series 2444, Class ES, IF, IO, 7.742%, 03/15/32	24
127		Series 2450, Class GZ, 7.000%, 05/15/32	149
42		Series 2450, Class SW, IF, IO, 7.792%, 03/15/32	10
193		Series 2455, Class GK, 6.500%, 05/15/32	223

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
286	Series 2466, Class DH, 6.500%, 06/15/32	318
132	Series 2466, Class PG, 6.500%, 04/15/32	136
136	Series 2474, Class NR, 6.500%, 07/15/32	153
251	Series 2484, Class LZ, 6.500%, 07/15/32	290
363	Series 2500, Class MC, 6.000%, 09/15/32	404
499	Series 2512, Class PG, 5.500%, 10/15/22	552
86	Series 2535, Class BK, 5.500%, 12/15/22	96
158	Series 2537, Class TE, 5.500%, 12/15/17	169
565	Series 2543, Class YX, 6.000%, 12/15/32	639
770	Series 2568, Class KG, 5.500%, 02/15/23	844
810	Series 2575, Class ME, 6.000%, 02/15/33	923
74	Series 2586, Class WI, IO, 6.500%, 03/15/33	15
8	Series 2587, Class CO, PO, 03/15/32	8
10	Series 2597, Class AD, 6.500%, 03/15/32	10
7	Series 2597, Class DS, IF, IO, 7.342%, 02/15/33	—	(h)
10	Series 2599, Class DS, IF, IO, 6.792%, 02/15/33	—	(h)
11	Series 2610, Class DS, IF, IO, 6.892%, 03/15/33	—	(h)
235	Series 2617, Class GR, 4.500%, 05/15/18	250
184	Series 2622, Class PE, 4.500%, 05/15/18	195
106	Series 2631, Class LC, 4.500%, 06/15/18	112
60	Series 2640, Class VE, 3.250%, 07/15/22	60
165	Series 2651, Class VZ, 4.500%, 07/15/18	175
152	Series 2672, Class ME, 5.000%, 11/15/22	159
336	Series 2675, Class CK, 4.000%, 09/15/18	353
6	Series 2682, Class YS, IF, 8.682%, 10/15/33	6
589	Series 2684, Class PO, PO, 01/15/33	583
195	Series 2744, Class TU, 5.500%, 05/15/32	208
4	Series 2755, Class PA, PO, 02/15/29	4
20	Series 2755, Class SA, IF, 13.784%, 05/15/30	21
333	Series 2777, Class KO, PO, 02/15/33	328
117	Series 2802, Class MB, 5.500%, 11/15/31	118
744	Series 2907, Class VC, 4.500%, 05/15/34	795
192	Series 2934, Class EC, PO, 02/15/20	185
204	Series 2990, Class SL, HB, IF , 23.731%, 06/15/34	289
500	Series 2999, Class ND, 4.500%, 07/15/20	541
172	Series 3068, Class AO, PO, 01/15/35	168
264	Series 3117, Class EO, PO, 02/15/36	254
29	Series 3117, Class OK, PO, 02/15/36	28
413	Series 3122, Class OH, PO, 03/15/36	380
365	Series 3137, Class XP, 6.000%, 04/15/36	410
14	Series 3149, Class SO, PO, 05/15/36	13
485	Series 3152, Class MO, PO, 03/15/36	453
211	Series 3171, Class MO, PO, 06/15/36	199
160	Series 3179, Class OA, PO, 07/15/36	154
796	Series 3202, Class HI, IF, IO, 6.442%, 08/15/36	135
180	Series 3232, Class ST, IF, IO, 6.492%, 10/15/36	30
200	Series 3253, Class PO, PO, 12/15/21	192
135	Series 3316, Class JO, PO, 05/15/37	130
435	Series 3481, Class SJ, IF, IO, 5.642%, 08/15/38	64
259	Series 3607, Class AO, PO, 04/15/36	246
163	Series 3607, Class EO, PO, 02/15/33	161
151	Series 3611, Class PO, PO, 07/15/34	143
851	Series 3666, Class VA, 5.500%, 12/15/22	906
818	Series 3680, Class MA, 4.500%, 07/15/39	917
685	Series 3804, Class FN, VAR, 0.658%, 03/15/39	688
1,105	Series 3819, Class ZQ, 6.000%, 04/15/36	1,291
469	Series 3997, Class PF, VAR, 0.658%, 11/15/39	472
	Federal Home Loan Mortgage Corp. STRIPS,
85	Series 243, Class 16, IO, 4.500%, 11/15/20	7
993	Series 262, Class 35, 3.500%, 07/15/42	1,074

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
990		Series 267, Class F5, VAR, 0.708%, 08/15/42	995
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
51		Series T-41, Class 3A, VAR, 6.804%, 07/25/32	59
42		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	50
416		Series T-54, Class 2A, 6.500%, 02/25/43	496
144		Series T-54, Class 3A, 7.000%, 02/25/43	173
1,098		Series T-56, Class A5, 5.231%, 05/25/43	1,231
38		Series T-58, Class APO, PO, 09/25/43	36
296		Series T-76, Class 2A, VAR, 3.445%, 10/25/37	302
		Federal National Mortgage Association - ACES,
500		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	583
1,159		Series 2012-M11, Class FA, VAR, 0.712%, 08/25/19	1,169
140		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	172
		Federal National Mortgage Association REMIC Trust,
194		Series 2003-W1, Class 1A1, VAR, 6.189%, 12/25/42	226
53		Series 2003-W4, Class 2A, VAR, 6.468%, 10/25/42	60
94		Series 2007-W7, Class 1A4, HB, IF , 37.935%, 07/25/37	163
		Federal National Mortgage Association REMICS,
2		Series 1988-7, Class Z, 9.250%, 04/25/18	2
9		Series 1989-70, Class G, 8.000%, 10/25/19	11
4		Series 1989-78, Class H, 9.400%, 11/25/19	4
3		Series 1989-83, Class H, 8.500%, 11/25/19	3
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
1		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
12		Series 1990-102, Class J, 6.500%, 08/25/20	13
4		Series 1990-120, Class H, 9.000%, 10/25/20	4
1		Series 1990-134, Class SC, HB, IF , 21.272%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
4		Series 1991-42, Class S, IF, 17.292%, 05/25/21	6
63		Series 1992-107, Class SB, HB, IF, 29.421%, 06/25/22	107
5		Series 1992-143, Class MA, 5.500%, 09/25/22	6
35		Series 1993-25, Class J, 7.500%, 03/25/23	40
213		Series 1993-37, Class PX, 7.000%, 03/25/23	242
75		Series 1993-54, Class Z, 7.000%, 04/25/23	85
16		Series 1993-62, Class SA, IF, 18.111%, 04/25/23	22
20		Series 1993-122, Class M, 6.500%, 07/25/23	22
8		Series 1993-165, Class SD, IF, 12.654%, 09/25/23	10
33		Series 1993-178, Class PK, 6.500%, 09/25/23	36
565		Series 1993-183, Class KA, 6.500%, 10/25/23	635
242		Series 1993-189, Class PL, 6.500%, 10/25/23	277
9		Series 1993-225, Class SG, HB, IF , 26.596%, 12/25/13	10
52		Series 1993-247, Class SA, HB, IF , 26.414%, 12/25/23	87
77		Series 1993-250, Class Z, 7.000%, 12/25/23	81
15		Series 1993-257, Class C, PO, 06/25/23	15

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3	Series 1994-9, Class E, PO, 11/25/23	3
137	Series 1996-14, Class SE, IF, IO, 8.940%, 08/25/23	29
6	Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	6
17	Series 1996-59, Class J, 6.500%, 08/25/22	19
72	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
70	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
38	Series 1997-27, Class J, 7.500%, 04/18/27	43
36	Series 1997-29, Class J, 7.500%, 04/20/27	42
75	Series 1997-39, Class PD, 7.500%, 05/20/27	88
28	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	5
3	Series 1998-4, Class C, PO, 04/25/23	3
33	Series 1998-36, Class ZB, 6.000%, 07/18/28	36
314	Series 1998-43, Class EA, PO, 04/25/23	288
176	Series 2000-2, Class ZE, 7.500%, 02/25/30	206
62	Series 2001-4, Class PC, 7.000%, 03/25/21	67
12	Series 2001-5, Class OW, 6.000%, 03/25/16	12
148	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	31
151	Series 2001-36, Class DE, 7.000%, 08/25/31	177
38	Series 2001-44, Class PD, 7.000%, 09/25/31	44
252	Series 2001-48, Class Z, 6.500%, 09/25/21	282
35	Series 2001-49, Class Z, 6.500%, 09/25/31	41
81	Series 2001-71, Class MB, 6.000%, 12/25/16	86
103	Series 2001-71, Class QE, 6.000%, 12/25/16	109
590	Series 2001-74, Class MB, 6.000%, 12/25/16	627
28	Series 2001-81, Class LO, PO, 01/25/32	25
76	Series 2002-1, Class HC, 6.500%, 02/25/22	85
33	Series 2002-1, Class SA, HB, IF , 24.513%, 02/25/32	52
48	Series 2002-2, Class UC, 6.000%, 02/25/17	52
97	Series 2002-3, Class OG, 6.000%, 02/25/17	102
101	Series 2002-21, Class PE, 6.500%, 04/25/32	112
181	Series 2002-24, Class AJ, 6.000%, 04/25/17	194
101	Series 2002-28, Class PK, 6.500%, 05/25/32	117
121	Series 2002-37, Class Z, 6.500%, 06/25/32	133
249	Series 2002-84, Class VB, 5.500%, 04/25/15	250
3	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
249	Series 2002-94, Class BK, 5.500%, 01/25/18	265
202	Series 2003-22, Class UD, 4.000%, 04/25/33	228
162	Series 2003-34, Class GB, 6.000%, 03/25/33	188
304	Series 2003-34, Class GE, 6.000%, 05/25/33	374
25	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	5
405	Series 2003-47, Class PE, 5.750%, 06/25/33	458
60	Series 2003-52, Class SX, HB, IF , 22.327%, 10/25/31	98
54	Series 2003-64, Class SX, IF, 13.220%, 07/25/33	63
219	Series 2003-71, Class DS, IF, 7.184%, 08/25/33	232
43	Series 2003-73, Class GA, 3.500%, 05/25/31	43
215	Series 2003-80, Class SY, IF, IO, 7.442%, 06/25/23	26
225	Series 2003-83, Class PG, 5.000%, 06/25/23	240
42	Series 2003-91, Class SD, IF, 12.154%, 09/25/33	50
319	Series 2003-116, Class SB, IF, IO, 7.392%, 11/25/33	68
18	Series 2003-128, Class KE, 4.500%, 01/25/14	19
453	Series 2003-128, Class NG, 4.000%, 01/25/19	478

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
66	Series 2003-130, Class SX, IF, 11.209%, 01/25/34	77
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,058
3	Series 2004-21, Class CO, PO, 04/25/34	3
405	Series 2004-25, Class PC, 5.500%, 01/25/34	442
225	Series 2004-25, Class SA, IF, 18.954%, 04/25/34	331
263	Series 2004-36, Class PC, 5.500%, 02/25/34	288
188	Series 2004-36, Class SA, IF, 18.954%, 05/25/34	277
139	Series 2004-46, Class SK, IF, 15.929%, 05/25/34	179
794	Series 2004-50, Class VZ, 5.500%, 07/25/34	929
108	Series 2004-61, Class SH, HB, IF , 23.158%, 11/25/32	167
114	Series 2004-74, Class SW, IF, 15.085%, 11/25/31	166
198	Series 2004-76, Class CL, 4.000%, 10/25/19	209
986	Series 2004-86, Class AE, 4.500%, 02/25/32	996
4	Series 2005-40, Class YA, 5.000%, 09/25/20	4
180	Series 2005-45, Class DC, HB, IF , 23.549%, 06/25/35	296
76	Series 2005-52, Class PA, 6.500%, 06/25/35	82
159	Series 2005-56, Class S, IF, IO, 6.503%, 07/25/35	27
296	Series 2005-56, Class TP, IF, 17.528%, 08/25/33	417
934	Series 2005-68, Class PG, 5.500%, 08/25/35	1,057
361	Series 2005-73, Class PS, IF, 16.181%, 08/25/35	490
168	Series 2005-74, Class CS, IF, 19.449%, 05/25/35	242
329	Series 2005-106, Class US, HB, IF , 23.806%, 11/25/35	504
1,000	Series 2005-121, Class DX, 5.500%, 01/25/26	1,130
404	Series 2006-27, Class OH, PO, 04/25/36	372
140	Series 2006-44, Class P, PO, 12/25/33	134
749	Series 2006-56, Class FC, VAR, 0.497%, 07/25/36	751
287	Series 2006-59, Class QO, PO, 01/25/33	282
141	Series 2006-65, Class QO, PO, 07/25/36	133
199	Series 2006-72, Class GO, PO, 08/25/36	185
380	Series 2006-77, Class PC, 6.500%, 08/25/36	437
160	Series 2006-79, Class DO, PO, 08/25/36	151
321	Series 2006-110, Class PO, PO, 11/25/36	309
847	Series 2006-124, Class HB, VAR, 5.967%, 11/25/36	955
276	Series 2007-14, Class ES, IF, IO, 6.233%, 03/25/37	44
178	Series 2007-79, Class SB, HB, IF , 23.256%, 08/25/37	248
500	Series 2007-81, Class GE, 6.000%, 08/25/37	604
364	Series 2007-88, Class VI, IF, IO, 6.333%, 09/25/37	68
907	Series 2007-91, Class ES, IF, IO, 6.253%, 10/25/37	171
222	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	248
195	Series 2007-116, Class HI, IO, VAR, 2.276%, 01/25/38	14
155	Series 2008-10, Class XI, IF, IO, 6.023%, 03/25/38	26
156	Series 2008-16, Class IS, IF, IO, 5.992%, 03/25/38	24
201	Series 2008-28, Class QS, HB,IF, 20.078%, 04/25/38	291
171	Series 2008-46, Class HI, IO, VAR, 4.358%, 06/25/38	11
15	Series 2008-66, Class GD, 6.000%, 06/25/30	15
220	Series 2009-69, Class PO, PO, 09/25/39	213
758	Series 2009-71, Class BC, 4.500%, 09/25/24	885
339	Series 2009-103, Class MB, VAR, 3.247%, 12/25/39	364
678	Series 2010-71, Class HJ, 5.500%, 07/25/40	757
1,185	Series 2010-133, Class A, 5.500%, 05/25/38	1,283
801	Series 2011-118, Class MT, 7.000%, 11/25/41	987
792	Series 2011-118, Class NT, 7.000%, 11/25/41	924
932	Series 2011-149, Class EF, VAR, 0.708%, 07/25/41	939

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
460	Series 2012-47, Class HF, VAR, 0.608%, 05/25/27	463
4	Series G-14, Class L, 8.500%, 06/25/21	4
16	Series G-18, Class Z, 8.750%, 06/25/21	19
3	Series G-22, Class G, 6.000%, 12/25/16	4
13	Series G-35, Class M, 8.750%, 10/25/21	15
52	Series G92-35, Class E, 7.500%, 07/25/22	58
3	Series G92-42, Class Z, 7.000%, 07/25/22	3
50	Series G92-44, Class ZQ, 8.000%, 07/25/22	55
51	Series G92-54, Class ZQ, 7.500%, 09/25/22	58
12	Series G93-5, Class Z, 6.500%, 02/25/23	14
17	Series G95-1, Class C, 8.800%, 01/25/25	20
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
3	Series 218, Class 2, IO, 7.500%, 04/01/23	1
150	Series 300, Class 1, PO, 09/01/24	137
31	Series 329, Class 1, PO, 01/01/33	29
	Federal National Mortgage Association Trust,
127	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	147
393	Series 2005-W3, Class 2AF, VAR, 0.428%, 03/25/45	391
	Government National Mortgage Association,
149	Series 1994-4, Class KQ, 7.988%, 07/16/24	180
271	Series 1994-7, Class PQ, 6.500%, 10/16/24	319
71	Series 1995-3, Class DQ, 8.050%, 06/16/25	82
17	Series 1995-7, Class CQ, 7.500%, 09/16/25	19
27	Series 1998-26, Class K, 7.500%, 09/17/25	31
380	Series 1999-10, Class ZC, 6.500%, 04/20/29	448
36	Series 1999-30, Class S, IF, IO, 8.393%, 08/16/29	7
40	Series 1999-41, Class Z, 8.000%, 11/16/29	47
35	Series 1999-44, Class PC, 7.500%, 12/20/29	41
16	Series 2000-9, Class Z, 8.000%, 06/20/30	19
334	Series 2000-9, Class ZJ, 8.500%, 02/16/30	418
124	Series 2000-14, Class PD, 7.000%, 02/16/30	146
34	Series 2000-16, Class ZN, 7.500%, 02/16/30	35
102	Series 2001-7, Class PK, 6.500%, 03/20/31	109
6	Series 2001-32, Class WA, IF, 19.606%, 07/20/31	10
227	Series 2001-64, Class MQ, 6.500%, 12/20/31	241
39	Series 2002-7, Class PG, 6.500%, 01/20/32	46
59	Series 2002-31, Class S, IF, IO, 8.493%, 01/16/31	19
148	Series 2002-40, Class UK, 6.500%, 06/20/32	176
141	Series 2002-47, Class PG, 6.500%, 07/16/32	167
183	Series 2002-47, Class PY, 6.000%, 07/20/32	212
173	Series 2002-47, Class ZA, 6.500%, 07/20/32	206
15	Series 2002-51, Class SG, HB, IF , 31.601%, 04/20/31	30
84	Series 2002-54, Class GB, 6.500%, 08/20/32	97
29	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	—	(h)
50	Series 2003-4, Class NY, 5.500%, 12/20/13	51
30	Series 2003-24, Class PO, PO, 03/16/33	27
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	382
148	Series 2003-52, Class AP, PO, 06/16/33	138
33	Series 2004-28, Class S, IF, 19.092%, 04/16/34	52
39	Series 2004-68, Class PO, PO, 05/20/31	38
109	Series 2004-71, Class SB, HB, IF , 28.445%, 09/20/34	182
61	Series 2004-73, Class AE, IF, 14.427%, 08/17/34	80
558	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	91

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
168	Series 2005-68, Class DP, IF, 15.934%, 06/17/35	219
1,153	Series 2005-68, Class KI, IF, IO, 6.092%, 09/20/35	184
135	Series 2006-59, Class SD, IF, IO, 6.492%, 10/20/36	27
435	Series 2007-17, Class JI, IF, IO, 6.603%, 04/16/37	82
531	Series 2007-27, Class SA, IF, IO, 5.992%, 05/20/37	89
861	Series 2007-40, Class SB, IF, IO, 6.542%, 07/20/37	145
538	Series 2007-45, Class QA, IF, IO, 6.433%, 07/20/37	87
110	Series 2007-49, Class NO, PO, 12/20/35	109
605	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	92
130	Series 2007-53, Class ES, IF, IO, 6.343%, 09/20/37	23
152	Series 2007-53, Class SW, IF, 19.582%, 09/20/37	233
312	Series 2007-57, Class QA, IF, IO, 6.293%, 10/20/37	49
207	Series 2007-71, Class SB, IF, IO, 6.492%, 07/20/36	22
304	Series 2007-72, Class US, IF, IO, 6.343%, 11/20/37	44
303	Series 2007-76, Class SA, IF, IO, 6.323%, 11/20/37	45
84	Series 2008-25, Class SB, IF, IO, 6.693%, 03/20/38	15
168	Series 2008-33, Class XS, IF, IO, 7.493%, 04/16/38	31
386	Series 2008-40, Class SA, IF, IO, 6.193%, 05/16/38	83
500	Series 2008-50, Class KB, 6.000%, 06/20/38	584
433	Series 2008-55, Class SA, IF, IO, 5.992%, 06/20/38	66
383	Series 2008-93, Class AS, IF, IO, 5.492%, 12/20/38	55
170	Series 2009-6, Class SA, IF, IO, 5.893%, 02/16/39	26
178	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	34
658	Series 2009-22, Class SA, IF, IO, 6.063%, 04/20/39	92
638	Series 2009-31, Class ST, IF, IO, 6.143%, 03/20/39	86
638	Series 2009-31, Class TS, IF, IO, 6.093%, 03/20/39	85
432	Series 2009-79, Class OK, PO, 11/16/37	412
878	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	134
263	Series 2010-14, Class AO, PO, 12/20/32	255
295	Series 2010-130, Class CP, 7.000%, 10/16/40	349
852	Series 2011-137, Class WA, VAR, 5.536%, 07/20/40	975
500	Series 2012-H21, Class DF, VAR, 0.865%, 05/20/61	503
500	Series 2012-H24, Class FA, VAR, 0.664%, 03/20/60	500
505	Series 2012-H26, Class MA, VAR, 0.760%, 07/20/62	505
	NCUA Guaranteed Notes Trust,
744	Series 2010-C1, Class APT, 2.650%, 10/29/20	788
172	Series 2010-R3, Class 3A, 2.400%, 12/08/20	177
	Vendee Mortgage Trust,
737	Series 1993-1, Class ZB, 7.250%, 02/15/23	872
305	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	347
443	Series 1996-1, Class 1Z, 6.750%, 02/15/26	518
151	Series 1996-2, Class 1Z, 6.750%, 06/15/26	179
598	Series 1997-1, Class 2Z, 7.500%, 02/15/27	709
146	Series 1998-1, Class 2E, 7.000%, 03/15/28	175

		75,142

	Non-Agency CMO — 5.3%
	American General Mortgage Loan Trust,
232	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	233
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	204
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	417
	ASG Resecuritization Trust,
174	Series 2009-1, Class A60, VAR, 2.467%, 06/26/37 (e)	173
182	Series 2009-2, Class A55, VAR, 5.171%, 05/24/36 (e)	186

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
452	Series 2009-3, Class A65, VAR, 2.571%, 03/26/37 (e)	452
	Banc of America Alternative Loan Trust,
152	Series 2003-7, Class 2A4, 5.000%, 09/25/18	156
107	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	109
49	Series 2003-11, Class PO, PO, 01/25/34	39
53	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	42
	Banc of America Mortgage Trust,
31	Series 2003-8, Class APO, PO, 11/25/33	26
61	Series 2004-1, Class APO, PO, 02/25/34	55
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	204
44	Series 2004-6, Class APO, PO, 07/25/34	42
	BCAP LLC Trust,
430	Series 2010-RR7, Class 2A1, VAR, 2.521%, 07/26/45 (e)	407
429	Series 2011-RR10, Class 2A1, VAR, 3.223%, 09/26/37 (e)	381
105	Series 2011-RR5, Class 14A3, VAR, 2.917%, 07/26/36 (e) (i)	101
399	Series 2012-RR2, Class 1A1, VAR, 0.377%, 08/26/36 (e) (i)	381
156	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	157
	Citigroup Mortgage Loan Trust,
205	Series 2008-AR4, Class 1A1A, VAR, 3.023%, 11/25/38 (e)	209
955	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	992
515	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	539
	Citigroup Mortgage Loan Trust, Inc.,
33	Series 2003-UP3, Class A3, 7.000%, 09/25/33	35
80	Series 2003-UST1, Class A1, 5.500%, 12/25/18	83
10	Series 2003-UST1, Class PO1, PO, 12/25/18	9
8	Series 2003-UST1, Class PO3, PO, 12/25/18	7
	Countrywide Alternative Loan Trust,
237	Series 2002-8, Class A4, 6.500%, 07/25/32	247
1,660	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,635
167	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	170
454	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	397
	Countrywide Home Loan Mortgage Pass-Through Trust,
218	Series 2003-26, Class 1A6, 3.500%, 08/25/33	218
43	Series 2003-J13, Class PO, PO, 01/25/34	39
59	Series 2003-J7, Class 4A3, IF, 9.505%, 08/25/18	62
133	Series 2004-5, Class 1A4, 5.500%, 06/25/34	138
42	Series 2004-HYB3, Class 2A, VAR, 2.824%, 06/20/34	40
425	Series 2005-22, Class 2A1, VAR, 3.012%, 11/25/35	333
218	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	164
98	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	101
	CSMC,
989	Series 2010-11R, Class A6, VAR, 1.209%, 06/28/47 (e)	941
19	Series 2010-15R, Class 7A1, VAR, 1.464%, 10/26/37 (e)	19
890	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	881
345	Series 2011-9R, Class A1, VAR, 2.216%, 03/27/46 (e)	346
201	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	205
275	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.325%, 06/25/20	281
35	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	31
	First Horizon Mortgage Pass-Through Trust,
12	Series 2004-AR7, Class 2A1, VAR, 2.565%, 02/25/35	12
202	Series 2004-AR7, Class 2A2, VAR, 2.565%, 02/25/35	194
209	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	210
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	477
58	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
339		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	—	(h)
		JP Morgan Mortgage Trust,
113		Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	114
377		Series 2006-A2, Class 5A3, VAR, 2.913%, 11/25/33	382
		MASTR Adjustable Rate Mortgages Trust,
51		Series 2004-3, Class 4A2, VAR, 2.605%, 04/25/34	51
334		Series 2004-13, Class 2A1, VAR, 2.665%, 04/21/34	337
29		Series 2004-13, Class 3A6, VAR, 2.627%, 11/21/34	29
		MASTR Alternative Loans Trust,
241		Series 2003-9, Class 8A1, 6.000%, 01/25/34	256
633		Series 2004-4, Class 10A1, 5.000%, 05/25/24	658
38		Series 2004-7, Class 30PO, PO, 08/25/34	29
53		Series 2004-10, Class 1A1, 4.500%, 09/25/19	54
222		Series 2005-6, Class 3A1, 5.500%, 11/25/20	221
		MASTR Asset Securitization Trust,
144		Series 2003-2, Class 1A1, 5.000%, 03/25/18	149
20		Series 2004-8, Class PO, PO, 08/25/19	19
149		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	119
62		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.528%, 02/25/35	59
		Nomura Asset Acceptance Corp.,
77		Series 2003-A1, Class A1, 5.500%, 05/25/33	78
26		Series 2003-A1, Class A2, 6.000%, 05/25/33	27
12		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
82		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	83
–	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
51		Series 2002-QS16, Class A3, IF, 16.189%, 10/25/17	58
270		Series 2002-QS8, Class A5, 6.250%, 06/25/17	277
76		Series 2003-QS3, Class A2, IF, 16.044%, 02/25/18	84
313		Series 2003-QS9, Class A3, IF, IO, 7.342%, 05/25/18	43
290		Series 2004-QS3, Class CB, 5.000%, 03/25/19	302
6		Series 2004-QS8, Class A2, 5.000%, 06/25/34	6
29		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	30
		Salomon Brothers Mortgage Securities VII, Inc.,
121		Series 2003-HYB1, Class A, VAR, 3.099%, 09/25/33	123
12		Series 2003-UP2, Class PO1, PO, 12/25/18	11
		Springleaf Mortgage Loan Trust,
241		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	248
450		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	455
338		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	339
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	103
		Structured Asset Securities Corp.,
159		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	161
139		Series 2005-6, Class 4A1, 5.000%, 05/25/35	141
23		Vericrest Opportunity Loan Trust, Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (i)	24
		WaMu Mortgage Pass-Through Certificates,
80		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	82
213		Series 2003-AR5, Class A7, VAR, 2.454%, 06/25/33	217
5		Series 2003-S11, Class 2A5, IF, 16.479%, 11/25/33	5
111		Series 2004-AR3, Class A2, VAR, 2.572%, 06/25/34	113
346		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	331

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Washington Mutual MSC Mortgage Pass-Through Certificates,
60	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	62
14	Series 2003-MS7, Class P, PO, 03/25/33	13
206	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	207
	Wells Fargo Mortgage-Backed Securities Trust,
28	Series 2003-11, Class 1APO, PO, 10/25/18	26
129	Series 2003-13, Class A7, 4.500%, 11/25/18	132
103	Series 2003-15, Class 1A1, 4.750%, 12/25/18	107
104	Series 2003-K, Class 1A1, VAR, 4.434%, 11/25/33	107
41	Series 2004-7, Class 2A2, 5.000%, 07/25/19	43
121	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	122
139	Series 2004-EE, Class 3A1, VAR, 3.049%, 12/25/34	144
459	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	464

		20,079

	Total Collateralized Mortgage Obligations (Cost $87,581)	95,221

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	56
300	Series 2006-4, Class A4, 5.634%, 07/10/46	345
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	159
333	Series 2005-6, Class ASB, VAR, 5.363%, 09/10/47	343
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	205
	Bear Stearns Commercial Mortgage Securities,
135	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	141
360	Series 2006-PW11, Class A4, VAR, 5.619%, 03/11/39	407
16,130	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.198%, 12/11/49 (e)	125
229	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	236
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	332
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	56
241	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	242
	Morgan Stanley Re-REMIC Trust,
60	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	60
400	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	421
141	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	142
594	Series 2012-XA, Class A, 2.000%, 07/27/49	602
129	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.407%, 08/25/29 (e)	128
943	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.585%, 08/15/39	999
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	124
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	113
448	Wells Fargo Re-REMIC Trust, Series 2012- IO, Class A, 1.750%, 08/20/21 (e)	448

	Total Commercial Mortgage-Backed Securities (Cost $5,398)	5,684

Corporate Bonds — 18.4%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	106

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	152

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Automobiles — Continued
150	2.625%, 09/15/16 (e)	157

		309

	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.300%, 03/01/13	151

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	56

	Media — 0.7%
	CBS Corp.,
25	5.750%, 04/15/20	30
135	8.875%, 05/15/19	184
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	204
100	Comcast Corp., 5.900%, 03/15/16	116
50	COX Communications, Inc., 5.450%, 12/15/14	55
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	163
353	5.000%, 03/01/21	394
78	Discovery Communications LLC, 4.375%, 06/15/21	88
	News America, Inc.,
100	7.250%, 05/18/18	127
100	7.700%, 10/30/25	135
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	116
60	4.700%, 10/15/19	68
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	118
50	6.750%, 07/01/18	63
100	8.250%, 02/14/14	109
150	8.250%, 04/01/19	200
35	8.750%, 02/14/19	47
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	51
43	3.875%, 12/15/21	48
50	4.500%, 03/01/21	57
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		2,448

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	43
40	6.250%, 12/15/17	49
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	37
25	7.450%, 07/15/17	31
35	Nordstrom, Inc., 4.000%, 10/15/21	39
400	Target Corp., 6.000%, 01/15/18	496

		695

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	67
130	Home Depot, Inc. (The), 5.400%, 03/01/16	150
95	Staples, Inc., 9.750%, 01/15/14	104

		321

	Total Consumer Discretionary	4,086

	Consumer Staples — 0.9%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	91
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	269
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	104
50	4.875%, 03/15/19	59
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	83
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	101
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	94
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
180	1.250%, 08/13/17	182
31	3.000%, 08/25/21	33
6	7.900%, 11/01/18	9
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		1,157

	Food & Staples Retailing — 0.1%
85	Costco Wholesale Corp., 0.650%, 12/07/15	85
55	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	67
	Kroger Co. (The),
50	2.200%, 01/15/17	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
30	6.150%, 01/15/20	37
75	6.400%, 08/15/17	91
50	7.500%, 01/15/14	54
94	Walgreen Co., 3.100%, 09/15/22	96

		481

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	51
135	8.500%, 06/15/19	175
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	118
30	ConAgra Foods, Inc., 2.100%, 03/15/18	30
	Kellogg Co.,
100	4.250%, 03/06/13	101
200	5.125%, 12/03/12	200
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20 (e)	63
332	6.125%, 08/23/18 (e)	409
	Mondelez International, Inc.,
48	5.375%, 02/10/20	58
118	6.125%, 02/01/18	145

		1,470

	Household Products — 0.1%
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
73	Procter & Gamble - ESOP, 9.360%, 01/01/21	97

		117

	Total Consumer Staples	3,225

	Energy — 0.9%
	Energy Equipment & Services — 0.1%
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	13
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	51
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	40
35	6.375%, 12/15/21	42
100	6.500%, 11/15/20	120
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	34

		315

	Oil, Gas & Consumable Fuels — 0.8%
	Apache Corp.,
58	2.625%, 01/15/23	58
57	3.250%, 04/15/22	61
25	6.900%, 09/15/18	32
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	182
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	22
150	ConocoPhillips, 5.750%, 02/01/19	186
150	Devon Energy Corp., 1.875%, 05/15/17	153
80	Encana Corp., (Canada), 6.500%, 05/15/19	99
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	207
	EOG Resources, Inc.,
23	2.625%, 03/15/23	24
100	4.100%, 02/01/21	115
	Marathon Oil Corp.,
228	5.900%, 03/15/18	278
175	6.000%, 10/01/17	213
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	43
90	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	101
97	Petro-Canada, (Canada), 6.050%, 05/15/18	118
43	Phillips 66, 2.950%, 05/01/17 (e)	46
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
55	1.875%, 03/25/13	55
184	3.100%, 06/28/15	196
55	4.000%, 03/21/14	57
195	4.375%, 03/25/20	229
	Statoil ASA, (Norway),
67	3.125%, 08/17/17	73
83	3.150%, 01/23/22	88
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	65
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	45
75	1.550%, 06/28/17	76

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
175	Total Capital S.A., (France), 2.300%, 03/15/16	183

		3,110

	Total Energy	3,425

	Financials — 10.6%
	Capital Markets — 2.7%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	264
75	3.100%, 01/15/15	78
75	4.600%, 01/15/20	87
	BlackRock, Inc.,
325	3.500%, 12/10/14	344
326	5.000%, 12/10/19	388
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	169
40	Charles Schwab Corp. (The), 3.225%, 09/01/22 (e)	40
	Goldman Sachs Group, Inc. (The),
100	3.300%, 05/03/15	104
255	3.625%, 02/07/16	270
66	3.700%, 08/01/15	70
68	5.375%, 03/15/20	78
300	5.500%, 11/15/14	323
80	5.750%, 01/24/22	95
1,100	5.950%, 01/18/18	1,273
250	7.500%, 02/15/19	314
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	113
150	5.125%, 04/13/18	157
125	8.500%, 07/15/19	147
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	163
100	7.300%, 08/01/14 (e)	109
40	7.625%, 08/13/19 (e)	47
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	214
157	5.450%, 07/15/14	167
50	6.150%, 04/25/13	51
814	6.400%, 08/28/17	954
266	6.875%, 04/25/18	320
	Morgan Stanley,
104	4.000%, 07/24/15	109
195	4.200%, 11/20/14	204
800	5.300%, 03/01/13	809
166	5.500%, 07/24/20	187
100	5.500%, 07/28/21	114
450	5.625%, 09/23/19	508
100	5.750%, 01/25/21	114
250	6.000%, 05/13/14	265
100	6.625%, 04/01/18	117
100	7.300%, 05/13/19	121
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	89
178	6.700%, 03/04/20	210
45	Northern Trust Corp., 5.500%, 08/15/13	47
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	529
100	5.750%, 04/25/18	119
100	5.875%, 12/20/17	119

		10,000

	Commercial Banks — 3.6%
100	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	105
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	264
	Bank of America Corp.,
100	5.000%, 05/13/21	115
130	5.625%, 07/01/20	153
300	5.650%, 05/01/18	348
170	5.750%, 12/01/17	196
50	5.875%, 01/05/21	60
100	6.500%, 08/01/16	116
125	7.375%, 05/15/14	136
425	Bank of America N.A., 5.300%, 03/15/17	475
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	254
85	2.550%, 11/06/22	85
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	125
175	2.550%, 01/12/17	185
123	3.400%, 01/22/15	130
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	144
	Barclays Bank plc, (United Kingdom),
210	2.500%, 01/23/13	211
200	2.500%, 09/21/15 (e)	209
100	2.750%, 02/23/15	103
200	5.200%, 07/10/14	213

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
250	6.050%, 12/04/17 (e)	274
	BB&T Corp.,
70	3.375%, 09/25/13	71
125	3.950%, 04/29/16	137
100	4.900%, 06/30/17	114
150	5.700%, 04/30/14	161
152	Branch Banking & Trust Co., 4.875%, 01/15/13	153
55	Comerica, Inc., 3.000%, 09/16/15	58
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	262
350	Fifth Third Bancorp, 5.450%, 01/15/17	395
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	215
300	4.875%, 01/14/22	350
250	HSBC USA, Inc., 2.375%, 02/13/15	257
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	213
100	KeyCorp, 6.500%, 05/14/13	103
263	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	287
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	365
	National Australia Bank Ltd., (Australia),
100	2.500%, 01/08/13 (e)	100
300	2.750%, 09/28/15 (e)	314
100	3.750%, 03/02/15 (e)	106
	Nordea Bank AB, (Sweden),
100	1.750%, 10/04/13 (e)	101
300	3.125%, 03/20/17 (e)	319
	PNC Funding Corp.,
133	4.375%, 08/11/20	153
265	5.125%, 02/08/20	317
110	5.250%, 11/15/15	123
115	5.625%, 02/01/17	134
	Rabobank Nederland N.V., (Netherlands),
250	3.200%, 03/11/15 (e)	262
34	3.375%, 01/19/17	37
118	3.875%, 02/08/22	128
200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	209
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	206
235	2.200%, 07/29/15 (e)	245
	U.S. Bancorp,
150	2.450%, 07/27/15	157
208	2.875%, 11/20/14	218
250	Wachovia Bank N.A., 6.000%, 11/15/17	301
	Wachovia Corp.,
235	4.875%, 02/15/14	245
850	5.750%, 02/01/18	1,024
	Wells Fargo & Co.,
415	5.625%, 12/11/17	498
500	SUB, 3.676%, 06/15/16	544
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	339
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	334

		13,456

	Consumer Finance — 0.9%
	American Express Credit Corp.,
139	2.800%, 09/19/16	148
200	7.300%, 08/20/13	209
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	338
200	2.125%, 02/28/17 (e)	206
250	Capital One Bank USA N.A., 8.800%, 07/15/19	339
	Capital One Financial Corp.,
100	6.750%, 09/15/17	123
245	7.375%, 05/23/14	268
	Ford Motor Credit Co. LLC,
200	3.000%, 06/12/17	204
200	4.250%, 09/20/22	208
200	HSBC Finance Corp., 5.250%, 01/15/14	209
	John Deere Capital Corp.,
50	2.250%, 04/17/19	52
33	3.150%, 10/15/21	35
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
100	SLM Corp., 5.375%, 01/15/13	100
	Toyota Motor Credit Corp.,
120	1.000%, 02/17/15	121
225	1.750%, 05/22/17	232
200	2.000%, 09/15/16	207
100	2.050%, 01/12/17	104

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
154	3.200%, 06/17/15	164
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101

		3,435

	Diversified Financial Services — 1.6%
161	Associates Corp. of North America, 6.950%, 11/01/18	195
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
100	4.742%, 03/11/21	118
300	5.250%, 11/07/13	313
	Caterpillar Financial Services Corp.,
58	2.850%, 06/01/22	60
100	5.500%, 03/15/16	115
150	6.200%, 09/30/13	157
65	7.050%, 10/01/18	84
100	7.150%, 02/15/19	132
	Citigroup, Inc.,
43	4.587%, 12/15/15	47
125	4.750%, 05/19/15	135
506	5.000%, 09/15/14	533
54	5.375%, 08/09/20	64
13	6.000%, 08/15/17	15
285	6.010%, 01/15/15	312
300	6.125%, 11/21/17	357
	CME Group, Inc.,
110	5.400%, 08/01/13	114
190	5.750%, 02/15/14	201
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	225
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50
27	4.500%, 08/16/21 (e)	30
	General Electric Capital Corp.,
220	4.375%, 09/16/20	247
800	4.650%, 10/17/21	909
500	5.400%, 02/15/17	578
475	5.625%, 05/01/18	566
500	5.650%, 06/09/14	536
100	Textron Financial Corp., 5.400%, 04/28/13	102

		6,215

	Insurance — 1.3%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	56
	Aflac, Inc.,
28	2.650%, 02/15/17	30
32	4.000%, 02/15/22	35
25	8.500%, 05/15/19	34
	American International Group, Inc.,
385	4.250%, 05/15/13	391
350	5.450%, 05/18/17	401
45	Aon Corp., 3.500%, 09/30/15	48
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	610
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	181
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	218
98	3.750%, 08/15/21	109
90	CNA Financial Corp., 5.875%, 08/15/20	106
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	88
37	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	40
35	Lincoln National Corp., 4.200%, 03/15/22	37
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	311
100	2.300%, 09/28/15 (e)	104
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	215
	Metropolitan Life Global Funding I,
107	1.700%, 06/29/15 (e)	109
200	2.500%, 09/29/15 (e)	209
175	3.650%, 06/14/18 (e)	193
100	3.875%, 04/11/22 (e)	109
222	5.200%, 09/18/13 (e)	230
50	Monumental Global Funding III, 5.500%, 04/22/13 (e)	51
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	172
125	3.000%, 05/04/15 (e)	132
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	160
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	214
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	102

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	204
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	51

		5,013

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	134
150	6.650%, 01/15/18	169
27	ERP Operating LP, 4.625%, 12/15/21	31
	HCP, Inc.,
44	2.625%, 02/01/20	44
8	3.750%, 02/01/19	8
92	5.375%, 02/01/21	106
	Simon Property Group LP,
81	4.125%, 12/01/21	91
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	46
100	5.625%, 08/15/14	108
50	5.650%, 02/01/20	60
40	6.100%, 05/01/16	46
50	6.125%, 05/30/18	62
159	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	197

		1,120

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
	Stadshypotek AB, (Sweden),
523	1.450%, 09/30/13 (e)	527
250	1.875%, 10/02/19 (e)	252

		806

	Total Financials	40,045

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	441
44	4.500%, 03/15/20	50
40	5.700%, 02/01/19	48
98	Celgene Corp., 3.250%, 08/15/22	101

		640

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	52
50	4.625%, 03/15/15	54
40	Becton Dickinson and Co., 5.000%, 05/15/19	48

		154

	Health Care Providers & Services — 0.1%
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	52
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	121
	WellPoint, Inc.,
115	3.125%, 05/15/22	117
27	5.875%, 06/15/17	32
18	7.000%, 02/15/19	23

		362

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17 (e)	121
87	2.900%, 11/06/22 (e)	89
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	107
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	184
	Merck & Co., Inc.,
62	2.400%, 09/15/22	63
75	6.000%, 09/15/17	92

		656

	Total Health Care	1,812

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	84
100	Honeywell International, Inc., 5.300%, 03/01/18	121
47	Lockheed Martin Corp., 2.125%, 09/15/16	49
50	United Technologies Corp., 6.125%, 02/01/19	63

		317

	Airlines — 0.0% (g)
82	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	83
37	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	40

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Airlines — Continued
70	Delta Air Lines, 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	76

		199

	Commercial Services & Supplies — 0.1%
70	ADT Corp. (The), 3.500%, 07/15/22 (e)	70
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	131
100	5.000%, 03/15/15	104
50	5.600%, 03/15/18	53
60	Waste Management, Inc., 7.375%, 03/11/19	77

		435

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	33
41	2.875%, 05/08/22	42
70	Fluor Corp., 3.375%, 09/15/21	75

		150

	Industrial Conglomerates — 0.1%
152	Koninklijke Philips Electronics N.V., (Netherlands), 3.750%, 03/15/22	168
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	117
27	Turlock Corp., 1.500%, 11/02/17 (e)	27

		312

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	32
89	Deere & Co., 2.600%, 06/08/22	91
50	Eaton Corp., 5.600%, 05/15/18	60
25	Parker Hannifin Corp., 5.500%, 05/15/18	30

		288

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	45
32	3.450%, 09/15/21	35
19	3.600%, 09/01/20	21
100	5.650%, 05/01/17	119
100	7.000%, 02/01/14	107
	CSX Corp.,
30	6.250%, 04/01/15	34
30	7.375%, 02/01/19	38
50	7.900%, 05/01/17	63
615	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	738
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	146
50	7.700%, 05/15/17	63
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
233	4.163%, 07/15/22	266
100	4.875%, 01/15/15	108
82	5.650%, 05/01/17	97
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	160

		2,169

	Total Industrials	3,870

	Information Technology — 0.7%
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
208	2.600%, 09/15/17	198
195	4.375%, 09/15/21	185
87	4.650%, 12/09/21	84
325	5.400%, 03/01/17	345
200	6.125%, 03/01/14	209

		1,021

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
55	3.375%, 11/01/15	57
120	6.875%, 07/01/13	124

		181

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
100	1.875%, 05/15/19	104
150	5.700%, 09/14/17	182
200	7.625%, 10/15/18	269

		682

	Office Electronics — 0.0% (g)
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	56

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Office Electronics — Continued
40	6.750%, 02/01/17	47

		143

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	37
73	Texas Instruments, Inc., 1.650%, 08/03/19	74

		111

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	29
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	123
34	2.125%, 11/15/22	34
	Oracle Corp.,
200	5.250%, 01/15/16	227
100	5.750%, 04/15/18	123

		559

	Total Information Technology	2,697

	Materials — 0.5%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	101
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	66
38	4.250%, 11/15/20	42
60	7.600%, 05/15/14	66
40	8.550%, 05/15/19	54
	E.l. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	105
50	4.125%, 03/06/13	50
100	6.000%, 07/15/18	125
34	Mosaic Co. (The), 3.750%, 11/15/21	37
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	101
230	Praxair, Inc., 4.625%, 03/30/15	251
150	Union Carbide Corp., 7.500%, 06/01/25	185

		1,183

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
100	5.400%, 03/29/17	117
100	6.500%, 04/01/19	129
128	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	131
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	29
50	8.950%, 05/01/14	55
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	59

		557

	Total Materials	1,740

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
100	4.450%, 05/15/21	116
135	5.100%, 09/15/14	146
150	5.500%, 02/01/18	180
165	BellSouth Corp., 5.200%, 09/15/14	178
77	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	82
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	120
61	France Telecom S.A., (France), 2.750%, 09/14/16	64
500	GTE Corp., 6.840%, 04/15/18	633
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
148	Qwest Corp., 6.750%, 12/01/21	174
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	290
225	5.250%, 11/15/13	231
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	276
30	5.877%, 07/15/19	32
100	Verizon Communications, Inc., 5.500%, 02/15/18	121
250	Verizon Maryland, Inc., 7.150%, 05/01/23	255
100	Verizon New England, Inc., 4.750%, 10/01/13	103

		3,028

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	158
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	42
	Vodafone Group plc, (United Kingdom),
100	1.625%, 03/20/17	102

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
125	5.000%, 09/15/15	139

		441

	Total Telecommunication Services	3,469

	Utilities — 1.3%
	Electric Utilities — 0.9%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	44
	Carolina Power & Light Co.,
40	2.800%, 05/15/22	42
233	5.125%, 09/15/13	241
150	5.300%, 01/15/19	182
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	63
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	36
50	Consumers Energy Co., 5.650%, 04/15/20	63
20	Detroit Edison Co. (The), 2.650%, 06/15/22	21
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	67
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	104
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	77
40	Georgia Power Co., 6.000%, 11/01/13	42
135	Indiana Michigan Power Co., 7.000%, 03/15/19	172
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	32
10	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	10
60	Nevada Power Co., 7.125%, 03/15/19	78
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
150	7.875%, 12/15/15	180
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	47
180	Nisource Finance Corp., 4.450%, 12/01/21	201
25	Ohio Power Co., 6.050%, 05/01/18	30
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	62
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	68
125	5.625%, 11/30/17	153
	PacifiCorp,
100	3.850%, 06/15/21	113
60	5.650%, 07/15/18	74
75	Peco Energy Co., 5.350%, 03/01/18	91
51	Public Service Co. of Colorado, 3.200%, 11/15/20	56
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	85
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	210
	Southern Co.,
45	1.950%, 09/01/16	47
40	4.150%, 05/15/14	42
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	41
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	105
30	5.668%, 08/15/14	32
140	6.200%, 04/15/18	171
50	8.000%, 10/01/19	66
100	Virginia Electric and Power Co., 5.400%, 04/30/18	122

		3,322

	Gas Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	103
50	4.450%, 04/15/13	51
100	6.375%, 07/15/16	118
30	Atmos Energy Corp., 8.500%, 03/15/19	41
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	60
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	102
100	6.500%, 08/15/18	127
30	7.125%, 01/15/19	39

		641

	Independent Power Producers & Energy Traders — 0.0% (g)
150	PPL Energy Supply LLC, 4.600%, 12/15/21	164

	Multi-Utilities — 0.2%
150	Dominion Resources, Inc., 8.875%, 01/15/19	205
50	PG&E Corp., 5.750%, 04/01/14	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
		Multi-Utilities — Continued
		Sempra Energy,
80		8.900%, 11/15/13	86
150		9.800%, 02/15/19	210
		Wisconsin Electric Power Co.,
30		6.000%, 04/01/14	32
100		6.250%, 12/01/15	117

			703

		Water Utilities — 0.0% (g)
200		American Water Capital Corp., 6.085%, 10/15/17	238

		Total Utilities	5,068

		Total Corporate Bonds (Cost $63,371)	69,437

Foreign Government Securities — 1.1%
		Israel Government AID Bond, (Israel),
1,000		Zero Coupon, 08/15/17	953
1,000		Zero Coupon, 08/15/18	932
1,557		Zero Coupon, 08/15/20	1,367
100		Province of Manitoba, (Canada), 2.125%, 04/22/13	101
		Province of Ontario, (Canada),
400		0.950%, 05/26/15	405
250		2.700%, 06/16/15	264
300		2.950%, 02/05/15	316

		Total Foreign Government Securities (Cost $4,115)	4,338

Mortgage Pass-Through Securities — 10.5%
		Federal Home Loan Mortgage Corp.,
45		ARM, 2.171%, 01/01/27	48
15		ARM, 2.250%, 07/01/26	15
149		ARM, 2.415%, 01/01/37	159
307		ARM, 2.471%, 08/01/36	328
454		ARM, 2.703%, 12/01/34	485
250		ARM, 2.704%, 03/01/37	270
136		ARM, 2.871%, 09/01/36	144
216		ARM, 2.935%, 09/01/36	232
120		ARM, 3.282%, 02/01/37	128
211		ARM, 3.479%, 04/01/38	225
368		ARM, 6.045%, 06/01/36	394
122		ARM, 6.489%, 11/01/36	130
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
196		4.000%, 06/01/19	208
51		4.500%, 10/01/18	55
355		5.500%, 06/01/17 - 01/01/24	385
156		6.000%, 10/01/17 - 04/01/18	160
510		6.500%, 01/01/17 - 03/01/22	546
7		7.000%, 01/01/17	7
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
15		6.000%, 12/01/22	17
78		6.500%, 12/01/13 - 08/01/26	87
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
93		6.000%, 01/01/34	104
147		7.000%, 04/01/26 - 02/01/37	170
8		7.500%, 08/01/25	9
9		8.000%, 07/01/20 - 11/01/24	11
27		8.500%, 07/01/28	33
500		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	591
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
494		3.500%, 06/01/42	536
496		4.000%, 06/01/42	553
401		6.000%, 02/01/33	439
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2		12.000%, 08/01/15 - 07/01/19	2
		Federal National Mortgage Association,
6		ARM, 1.879%, 03/01/19	6
79		ARM, 2.213%, 02/01/37	83
215		ARM, 2.220%, 01/01/35	229
213		ARM, 2.285%, 09/01/35	227
304		ARM, 2.286%, 02/01/35	323
201		ARM, 2.295%, 08/01/34	214
256		ARM, 2.357%, 01/01/35	270
200		ARM, 2.366%, 04/01/35	213
162		ARM, 2.407%, 04/01/33	171
118		ARM, 2.460%, 08/01/35	125
120		ARM, 2.500%, 11/01/33	127
208		ARM, 2.529%, 10/01/34	222
175		ARM, 2.608%, 02/01/35	187
1		ARM, 2.624%, 08/01/19	1
242		ARM, 2.655%, 09/01/35	260
350		ARM, 2.726%, 09/01/34	375
227		ARM, 2.780%, 02/01/37	240
93		ARM, 2.922%, 08/01/36	99
254		ARM, 2.935%, 09/01/33	272

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
18		ARM, 2.942%, 09/01/27	19
161		ARM, 2.945%, 07/01/46	173
350		ARM, 3.217%, 02/01/36	372
16		ARM, 3.821%, 03/01/29	17
146		ARM, 6.187%, 09/01/36	157
		Federal National Mortgage Association, 15 Year, Single Family,
87		4.000%, 05/01/19	93
887		4.500%, 05/01/18 - 05/01/19	962
607		5.000%, 12/01/16 - 04/01/19	669
387		5.500%, 01/01/20 - 06/01/20	419
524		6.000%, 03/01/21 - 01/01/24	571
91		6.500%, 05/01/13 - 08/01/20	99
		Federal National Mortgage Association, 20 Year, Single Family,
127		6.000%, 04/01/24	139
169		6.500%, 05/01/22	190
		Federal National Mortgage Association, 30 Year, FHA/VA,
20		6.000%, 09/01/33	22
34		6.500%, 03/01/29	41
15		8.500%, 02/01/30	18
14		9.000%, 09/01/19 - 12/01/30	14
8		9.500%, 12/01/18	9
		Federal National Mortgage Association, 30 Year, Single Family,
145		4.500%, 08/01/33	157
1,711		5.000%, 07/01/33 - 08/01/40	1,910
1,920		5.500%, 09/01/33 - 02/01/38	2,114
982		6.000%, 12/01/32 - 09/01/37	1,100
59		6.500%, 08/01/31	67
11		7.000%, 09/01/27 - 08/01/32	13
18		7.500%, 11/01/22 - 05/01/25	21
590		8.000%, 03/01/21 - 11/01/32	733
10		8.500%, 07/01/24 - 06/01/25	12
–	(h)	9.000%, 04/01/26	—	(h)
4		10.000%, 02/01/24	4
1		12.500%, 01/01/16	2
		Federal National Mortgage Association, Other,
984		2.004%, 01/01/17	1,010
1,000		2.056%, 01/01/17	1,017
2,900		2.970%, 11/01/18	3,151
2,426		3.590%, 12/01/20	2,716
1,000		3.658%, 10/01/20	1,116
475		4.291%, 06/01/21	559
1,075		4.298%, 03/01/21	1,247
1,977		4.380%, 01/01/21 - 04/01/21	2,321
500		4.390%, 05/01/21	589
800		4.443%, 04/01/21	936
953		4.500%, 03/01/20	1,107
301		5.500%, 04/01/38	324
392		6.000%, 03/01/37	422
		Government National Mortgage Association II, 30 Year, Single Family,
670		6.000%, 03/20/28 - 09/20/38	752
15		7.500%, 02/20/28 - 09/20/28	18
41		8.000%, 12/20/25 - 08/20/28	50
25		8.500%, 03/20/25 - 05/20/25	31
		Government National Mortgage Association, 15 Year, Single Family,
35		6.000%, 10/15/17	37
15		8.000%, 01/15/16	16
		Government National Mortgage Association, 30 Year, Single Family,
463		6.000%, 11/15/28 - 12/15/38	526
406		6.500%, 01/15/24 - 12/15/35	468
379		7.000%, 08/15/23 - 06/15/35	443
31		7.500%, 11/15/22 - 09/15/28	37
7		8.000%, 05/15/22 - 08/15/28	8
6		8.500%, 11/15/17	6
12		9.000%, 08/15/16 - 11/15/24	13
227		9.500%, 09/15/18 - 12/15/25	260
4		12.000%, 11/15/19	4

		Total Mortgage Pass-Through Securities (Cost $36,843)	39,416

Supranational — 0.1%
150		African Development Bank, 8.800%, 09/01/19	202
40		Corp. Andina de Fomento, 5.200%, 05/21/13	41

		Total Supranational (Cost $242)	243

U.S. Government Agency Securities — 2.2%
323		Federal Farm Credit Banks, 5.125%, 11/15/18	398
		Federal National Mortgage Association,
1,300		Zero Coupon, 07/05/14	1,283
1,000		Zero Coupon, 06/01/17	961
800		5.000%, 05/11/17	953
500		Federal National Mortgage Association STRIPS, 11/15/21	412

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
	Financing Corp. Fico,
500	Zero Coupon, 04/05/19	455
584	Zero Coupon, 09/26/19	524
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	965
	Residual Funding Corp. STRIPS,
250	Zero Coupon, 10/15/19	228
800	Zero Coupon, 07/15/20	713
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,218
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	299

	Total U.S. Government Agency Securities (Cost $7,845)	8,409

U.S. Treasury Obligations — 33.7%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,562
320	8.500%, 02/15/20	487
250	8.750%, 05/15/20	388
250	8.750%, 08/15/20	391
3,000	8.875%, 08/15/17	4,157
835	11.250%, 02/15/15	1,036
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,893
300	0.625%, 04/15/13	328
700	1.125%, 01/15/21	876
500	1.250%, 04/15/14	563
250	2.000%, 01/15/14	323
	U.S. Treasury Notes,
300	0.250%, 10/31/13	300
500	0.500%, 10/15/13	501
500	0.625%, 12/31/12	500
1,000	1.375%, 01/15/13	1,002
400	1.375%, 12/31/18	413
5,500	1.500%, 08/31/18	5,721
500	1.750%, 04/15/13	503
300	1.750%, 01/31/14	305
1,500	1.750%, 10/31/18	1,582
500	1.875%, 02/28/14	510
1,100	1.875%, 04/30/14	1,125
1,500	2.125%, 12/31/15	1,581
1,500	2.250%, 07/31/18	1,624
200	2.625%, 08/15/20	222
400	2.625%, 11/15/20	443
1,500	2.750%, 10/31/13	1,535
1,500	2.750%, 11/30/16	1,635
1,755	2.750%, 05/31/17	1,928
3,000	2.750%, 12/31/17	3,318
300	3.125%, 04/30/13	304
1,000	3.125%, 04/30/17	1,113
7,900	3.250%, 12/31/16	8,784
1,000	3.250%, 03/31/17	1,117
800	3.375%, 07/31/13	817
1,050	3.500%, 02/15/18	1,202
1,550	3.500%, 05/15/20	1,816
700	4.000%, 02/15/15	757
300	4.250%, 08/15/13	309
200	4.500%, 02/15/16	226
1,000	4.750%, 08/15/17	1,194
	U.S. Treasury STRIPS,
202	11/15/13	202
800	02/15/14 (m)	798
4,566	05/15/14 (m)	4,550
1,500	08/15/14 (m)	1,493
3,518	11/15/14 (m)	3,499
3,325	02/15/15	3,303
32	08/15/15	32
4,952	11/15/15 (m)	4,899
5,766	02/15/16 (m)	5,695
1,072	05/15/16	1,057
2,505	08/15/16	2,463
700	11/15/16	686
1,224	02/15/17	1,196
4,446	08/15/17	4,317
1,960	11/15/17	1,896
2,200	02/15/18	2,118
700	05/15/18	671
495	05/15/19	465
4,350	08/15/19	4,063
2,000	02/15/20	1,842
13,948	05/15/20	12,760
150	05/15/20	138
12,550	08/15/20	11,406
1,650	05/15/21	1,464
100	08/15/21	88
1,350	11/15/21	1,179
100	08/15/26	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
300	11/15/26	217

	Total U.S. Treasury Obligations (Cost $117,914)	126,961

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
10,225	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $10,225)	10,225

	Total Investments — 99.7% (Cost $349,093)	375,580
	Other Assets in Excess of Liabilities — 0.3%	1,079

	NET ASSETS — 100.0%	$376,659

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 27,021
Aggregate gross unrealized depreciation	(534)

Net unrealized appreciation/depreciation	$ 26,487

Federal income tax cost of investments	$349,093

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$11,894	$3,752		$15,646
Collateralized Mortgage Obligations
Agency CMO	—	74,460	682		75,142
Non-Agency CMO	—	18,350	1,729		20,079

Total Collateralized Mortgage Obligations	—	92,810	2,411		95,221

Commercial Mortgage-Backed Securities	—	4,287	1,397		5,684
Corporate Bonds
Consumer Discretionary	—	4,086	—		4,086
Consumer Staples	—	3,225	—		3,225
Energy	—	3,425	—		3,425
Financials	—	40,045	—		40,045
Health Care	—	1,812	—		1,812
Industrials	—	2,933	937		3,870
Information Technology	—	2,697	—		2,697
Materials	—	1,740	—		1,740
Telecommunication Services	—	3,469	—		3,469
Utilities	—	5,068	—		5,068

Total Corporate Bonds	—	68,500	937		69,437

Foreign Government Securities	—	4,338	—		4,338
Mortgage Pass-Through Securities	—	39,416	—		39,416
Supranational	—	243	—		243
U.S. Government Agency Securities	—	8,409	—		8,409
U.S. Treasury Obligations	—	126,961	—		126,961
Short-Term Investment
Investment Company	10,225	—	—		10,225

Total Investments in Securities	$10,225	$356,858	$8,497	*	$375,580

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $8,497,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Intermediate Bond Trust	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$334	$—	$16	$—	(a)	$3,916	$(1,182)	$668	—	$3,752
Collateralized Mortgage Obligations
Agency CMO	—	—	1	—	(a)	504	(27)	204	—	682
Non-Agency CMO	632	—	2,931	(226)		1,269	(3,297)	420	—	1,729
Commercial Mortgage-Backed Securities	—	—	7	—	(a)	1,394	(225)	221	—	1,397
Corporate Bonds - Industrials	—	—	4	(3)		—	(12)	948	—	937

	$966	$—	$2,959	$(229)		$7,083	$(4,743)	$2,461	$—	$8,497

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $2,961,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 29, 2013